UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00066
American Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class A
| ABALX
for the six months ended J
un
e
3
0, 2
02
6
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class C
| BALCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 68	1.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-1
| BALFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-2
| AMBFX
for the six months ended Jun
e
30, 20
2
6
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-3
| AFMBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-A
| CLBAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 30	0.57% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-C
| CLBCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 70	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-E
| CLBEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-2
| FBAFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-3
| FBONX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-1
| RLBAX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2
| RLBBX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for
the last six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2E
| RAMHX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-3
| RLBCX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 46	0.89% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-4
| RLBEX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5E
| RLEFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5
| RLBFX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-011-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-6
| RLBGX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 288,087
Total number of portfolio holdings	4,075
Portfolio turnover rate including mortgage dollar roll transactions	62%
Portfolio turnover rate excluding mortgage dollar roll transactions	47%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-011-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Balanced Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-011-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Common stocks 60.99%	Shares	Value (000)
Information technology 20.20%
Broadcom, Inc.	33,379,850	$12,609,238
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	18,242,726	8,712,178
Taiwan Semiconductor Manufacturing Co., Ltd.	17,185,000	1,319,613
Micron Technology, Inc.	6,455,503	7,451,523
Microsoft Corp.	13,020,705	4,856,983
NVIDIA Corp.	22,500,599	4,502,145
Apple, Inc.	9,500,789	2,749,148
KLA Corp.	8,655,968	2,611,592
Western Digital Corp.	3,904,864	2,494,115
SK hynix, Inc.	1,204,999	2,125,998
Intel Corp. (a)	13,218,670	1,845,723
ASML Holding NV (ADR)	540,435	1,075,163
ASML Holding NV	291,290	577,699
International Business Machines Corp.	4,827,799	1,357,625
AppLovin Corp., Class A (a)	2,434,416	1,254,284
Hewlett Packard Enterprise Co.	14,594,435	658,355
Applied Materials, Inc.	784,059	566,875
Salesforce, Inc.	3,479,673	545,126
Advanced Micro Devices, Inc. (a)	563,689	327,453
Shopify, Inc., Class A, subordinate voting shares (a)	2,736,990	312,509
Fair Isaac Corp. (a)	189,136	225,976
		58,179,321

Health care 7.20%
Eli Lilly and Co.	3,521,133	4,223,352
UnitedHealth Group, Inc.	8,255,111	3,431,072
Vertex Pharmaceuticals, Inc. (a)	5,558,357	2,761,003
Amgen, Inc.	7,087,896	2,566,669
CVS Health Corp.	17,930,421	1,854,902
Gilead Sciences, Inc.	9,637,660	1,217,622
AbbVie, Inc.	3,929,387	988,791
Thermo Fisher Scientific, Inc.	1,290,019	646,764
Illumina, Inc. (a)	3,487,275	613,168
AstraZeneca PLC (GBP denominated)	3,050,921	570,762
Johnson & Johnson	2,170,811	551,321
EssilorLuxottica SA	1,513,024	283,862
Alnylam Pharmaceuticals, Inc. (a)	800,000	240,824
Cigna Group (The)	870,000	239,842
Novo Nordisk AS, Class B (ADR)	4,750,000	227,715
Molina Healthcare, Inc. (a)	714,702	163,452
Medtronic PLC	2,050,000	160,371
		20,741,492

Financials 6.83%
Visa, Inc., Class A	9,447,289	3,241,270
Bank of America Corp.	23,612,888	1,345,462
Brookfield Corp., Class A	27,702,976	1,179,870
Aon PLC, Class A	3,334,970	1,106,176
Progressive Corp.	4,982,276	1,088,378
JPMorgan Chase & Co.	3,025,974	990,492
Citigroup, Inc.	6,300,000	881,748
Berkshire Hathaway, Inc., Class B (a)	1,706,974	854,153
Chubb, Ltd.	2,431,803	828,613
Synchrony Financial	9,376,510	713,084
Credicorp, Ltd.	1,661,933	647,456
Apollo Asset Management, Inc.	5,447,190	644,457
Arthur J. Gallagher & Co.	2,672,350	613,491
Fidelity National Information Services, Inc.	13,903,729	540,577
Mastercard, Inc., Class A	1,041,057	534,687
Brown & Brown, Inc.	7,724,283	495,513
Marsh & McLennan Cos., Inc.	2,812,857	468,819
Capital One Financial Corp.	2,250,000	451,395

1	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Morgan Stanley	2,014,501	$421,111
Fiserv, Inc. (a)	8,243,195	404,329
Fifth Third Bancorp	6,637,000	374,128
Rocket Companies, Inc., Class A (a)	23,000,000	362,250
Blue Owl Capital, Inc., Class A (b)	30,203,769	264,283
American Express Co.	565,370	191,236
CME Group, Inc., Class A	793,000	175,118
Goldman Sachs Group, Inc.	170,000	171,933
Ares Management Corp., Class A	1,391,172	154,851
Wells Fargo & Co.	1,801,931	148,912
Blackstone, Inc.	1,200,000	141,204
KKR & Co., Inc.	1,431,414	131,375
Brookfield Asset Management, Ltd., Class A	2,662,697	119,422
		19,685,793

Industrials 5.33%
Union Pacific Corp.	9,924,865	2,699,563
TransDigm Group, Inc.	1,447,133	1,927,639
Deere & Co.	2,775,915	1,760,846
Boeing Co. (The) (a)	6,168,857	1,335,373
GE Vernova, Inc.	983,923	1,155,972
FTAI Aviation, Ltd.	2,970,683	803,659
Ingersoll-Rand, Inc.	9,646,892	790,949
Northrop Grumman Corp.	1,480,808	754,190
Caterpillar, Inc.	600,000	638,940
Siemens AG	1,839,728	591,160
RTX Corp.	2,964,651	562,483
L3Harris Technologies, Inc.	1,717,637	499,128
United Rentals, Inc.	435,976	493,913
Norfolk Southern Corp.	1,142,952	359,561
ATI, Inc. (a)	1,580,852	311,586
Carrier Global Corp.	3,258,461	239,008
United Parcel Service, Inc., Class B	1,404,000	150,930
Lockheed Martin Corp.	275,000	140,102
Parker-Hannifin Corp.	130,268	127,418
		15,342,420

Consumer discretionary 5.18%
Amazon.com, Inc. (a)	14,500,122	3,455,959
Starbucks Corp.	25,424,885	2,598,169
Home Depot, Inc.	5,563,170	1,962,019
D.R. Horton, Inc.	10,008,546	1,630,192
Booking Holdings, Inc.	5,095,550	908,231
NIKE, Inc., Class B	20,414,925	838,033
MercadoLibre, Inc. (a)	442,493	751,083
Royal Caribbean Cruises, Ltd.	2,200,957	698,870
Restaurant Brands International, Inc. (b)	6,668,873	483,560
Darden Restaurants, Inc.	1,640,000	337,856
Carvana Co., Class A (a)	4,417,201	290,740
Chipotle Mexican Grill, Inc. (a)	7,819,510	265,863
TJX Cos., Inc. (The)	1,470,536	222,786
Compagnie Financiere Richemont SA, Class A	900,000	208,841
Hilton Worldwide Holdings, Inc.	452,233	149,445
Vail Resorts, Inc. (b)	944,413	128,582
		14,930,229

Communication services 4.83%
Alphabet, Inc., Class A	17,153,860	6,130,275
Alphabet, Inc., Class C	10,719,042	3,787,359
Meta Platforms, Inc., Class A	3,200,320	1,802,708
Walt Disney Co. (The)	7,893,523	759,752
Comcast Corp., Class A	19,365,684	475,427
Netflix, Inc. (a)	5,426,421	387,446

American Balanced Fund	2

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	6,550,000	$275,064
ROBLOX Corp., Class A (a)	2,877,485	156,478
AT&T, Inc.	6,581,428	136,236
		13,910,745

Consumer staples 3.91%
Philip Morris International, Inc.	36,158,865	6,541,500
Nestle SA	11,085,441	1,138,409
Keurig Dr Pepper, Inc.	33,472,166	1,095,544
British American Tobacco PLC	11,105,672	684,977
Constellation Brands, Inc., Class A	4,147,756	576,911
Procter & Gamble Co.	2,098,575	307,735
US Foods Holding Corp. (a)	2,930,691	299,663
Target Corp.	1,789,429	233,717
Altria Group, Inc.	1,929,740	138,845
Estee Lauder Cos., Inc. (The), Class A	1,588,593	125,420
Coca-Cola Co.	1,401,254	113,880
		11,256,601

Energy 3.33%
Canadian Natural Resources, Ltd. (CAD denominated) (b)	69,668,408	2,756,771
EOG Resources, Inc.	11,960,381	1,551,620
Baker Hughes Co., Class A	19,800,316	1,098,918
Shell PLC (GBP denominated)	19,920,038	771,589
Diamondback Energy, Inc.	4,147,280	729,009
Exxon Mobil Corp.	4,606,389	629,785
SLB, Ltd.	11,424,739	531,136
TotalEnergies SE (EUR denominated)	5,399,031	419,401
TotalEnergies SE	271,309	21,097
Cenovus Energy, Inc. (CAD denominated)	10,741,777	266,528
Chevron Corp.	1,600,905	265,366
Viper Energy, Inc., Class A	6,169,902	261,604
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	13,999,019	226,224
BP PLC (ADR)	1,359,930	50,249
		9,579,297

Materials 2.41%
Wheaton Precious Metals Corp.	12,647,174	1,420,531
Glencore PLC	170,393,666	1,162,201
Royal Gold, Inc.	3,457,175	690,087
Albemarle Corp.	4,000,000	540,120
Corteva, Inc.	6,285,168	532,291
Franco-Nevada Corp. (CAD denominated)	2,548,399	531,745
Grupo Mexico, SAB de CV, Series B	38,655,121	438,198
Lundin Mining Corp.	16,152,345	393,601
LyondellBasell Industries NV	7,042,623	370,794
CF Industries Holdings, Inc.	2,709,943	293,379
Rio Tinto PLC	2,600,000	245,915
CRH PLC	1,981,052	211,973
Southern Copper Corp.	695,291	121,161
		6,951,996

Utilities 0.98%
Southern Co. (The)	12,222,797	1,169,844
FirstEnergy Corp.	9,434,136	448,499
DTE Energy Co.	2,606,134	397,097
Engie SA	9,206,511	290,295
CenterPoint Energy, Inc.	6,000,000	264,240
Sempra	2,800,000	259,588
		2,829,563

3	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Real estate 0.79%
Welltower, Inc. REIT	5,840,924	$1,325,715
Simon Property Group, Inc. REIT	1,856,619	415,233
American Tower Corp. REIT	2,000,000	327,140
Extra Space Storage, Inc. REIT	1,457,628	211,793
		2,279,881
Total common stocks (cost: $90,348,364,000)		175,687,338
Preferred securities 0.18%
Information technology 0.18%
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	884,110	520,749
Total preferred securities (cost: $520,749,000)		520,749
Convertible stocks 0.71%
Communication services 0.36%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	11,769,454	598,948
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	8,785,388	441,905
		1,040,853

Industrials 0.30%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	12,576,113	846,372

Materials 0.05%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	2,661,817	147,332
Total convertible stocks (cost: $1,873,007,000)		2,034,557
Convertible bonds & notes 0.04%	Principal amount (000)
Information technology 0.04%
Akamai Technologies, Inc., convertible notes, 1.125% 2/15/2029	USD105,992	126,325
Total convertible bonds & notes (cost: $118,899,000)		126,325
Bonds, notes & other debt instruments 31.98%
U.S. Treasury bonds & notes 11.89%
U.S. Treasury 10.37%
U.S. Treasury 4.375% 7/31/2026	51,356	51,384
U.S. Treasury 0.75% 8/31/2026	37	37
U.S. Treasury 4.625% 9/15/2026	13,790	13,816
U.S. Treasury 0.875% 9/30/2026	405	402
U.S. Treasury 3.50% 9/30/2026	36,865	36,836
U.S. Treasury 1.125% 10/31/2026	13,564	13,441
U.S. Treasury 2.00% 11/15/2026	47,200	46,862
U.S. Treasury 6.50% 11/15/2026	39,650	40,050
U.S. Treasury 2.25% 2/15/2027	1,900	1,880
U.S. Treasury 4.125% 2/15/2027	7,942	7,948
U.S. Treasury 1.125% 2/28/2027	930	913
U.S. Treasury 2.375% 5/15/2027	734	723
U.S. Treasury 3.25% 6/30/2027	182,903	181,378
U.S. Treasury 3.875% 7/31/2027	803,716	801,503
U.S. Treasury 6.375% 8/15/2027	35,690	36,597
U.S. Treasury 3.50% 10/31/2027	305,000	302,396
U.S. Treasury 3.375% 11/30/2027	105,117	103,991
U.S. Treasury 4.00% 12/15/2027	250,000	249,434
U.S. Treasury 0.625% 12/31/2027	9,448	8,967
U.S. Treasury 4.25% 1/15/2028	720,000	720,841
U.S. Treasury 3.50% 1/31/2028	252,000	249,423
U.S. Treasury 2.75% 2/15/2028	10,125	9,902

American Balanced Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 2/15/2028	USD841,067	$842,069
U.S. Treasury 4.00% 2/29/2028	171,747	171,307
U.S. Treasury 3.625% 3/31/2028	52,103	51,627
U.S. Treasury 3.875% 3/31/2028	560,070	557,342
U.S. Treasury 2.875% 5/15/2028	46,997	45,922
U.S. Treasury 3.625% 5/31/2028	74,841	74,111
U.S. Treasury 1.25% 6/30/2028	17,561	16,591
U.S. Treasury 4.00% 6/30/2028	77,091	76,859
U.S. Treasury 4.125% 6/30/2028	951,680	951,178
U.S. Treasury 1.00% 7/31/2028	6,527	6,120
U.S. Treasury 1.375% 10/31/2028	6,716	6,303
U.S. Treasury 3.125% 11/15/2028	41,549	40,583
U.S. Treasury 1.50% 11/30/2028	46,700	43,869
U.S. Treasury 3.50% 12/15/2028	110,000	108,301
U.S. Treasury 3.50% 1/15/2029	214,000	210,589
U.S. Treasury 4.00% 1/31/2029	254,696	253,651
U.S. Treasury 3.25% 6/30/2029	58,480	56,988
U.S. Treasury 4.00% 7/31/2029	80,000	79,634
U.S. Treasury 6.125% 8/15/2029	30,418	32,157
U.S. Treasury 3.625% 8/31/2029	17,650	17,371
U.S. Treasury 4.125% 11/30/2029	22,060	22,028
U.S. Treasury 4.375% 12/31/2029	337,000	339,185
U.S. Treasury 3.50% 1/31/2030	67,000	65,497
U.S. Treasury 4.25% 1/31/2030	50,150	50,264
U.S. Treasury 4.00% 2/28/2030	398,407	396,073
U.S. Treasury 3.625% 3/31/2030	23,000	22,558
U.S. Treasury 0.625% 5/15/2030	22,310	19,496
U.S. Treasury 3.75% 6/30/2030	4,675	4,600
U.S. Treasury 3.875% 7/31/2030 (e)	1,692,296	1,672,464
U.S. Treasury 0.625% 8/15/2030	114,675	99,324
U.S. Treasury 4.625% 9/30/2030	25,150	25,561
U.S. Treasury 3.625% 10/31/2030	936,000	914,859
U.S. Treasury 4.875% 10/31/2030	62,722	64,378
U.S. Treasury 3.50% 11/30/2030	530,500	515,621
U.S. Treasury 3.625% 12/31/2030	377,000	368,129
U.S. Treasury 3.75% 1/31/2031	401,000	393,466
U.S. Treasury 3.50% 2/28/2031 (b)	450,000	436,834
U.S. Treasury 3.875% 3/31/2031 (b)	1,474,635	1,453,898
U.S. Treasury 4.125% 5/31/2031 (b)	1,067,000	1,063,249
U.S. Treasury 4.125% 6/30/2031	1,937,694	1,930,957
U.S. Treasury 4.25% 6/30/2031	264,000	264,433
U.S. Treasury 4.125% 7/31/2031	146,500	145,911
U.S. Treasury 1.25% 8/15/2031	38,264	33,077
U.S. Treasury 4.50% 12/31/2031	31,000	31,402
U.S. Treasury 2.875% 5/15/2032	85,519	79,409
U.S. Treasury 4.125% 11/15/2032	20,061	19,885
U.S. Treasury 3.75% 11/30/2032	74,700	72,465
U.S. Treasury 3.50% 2/15/2033	145,000	138,367
U.S. Treasury 3.75% 2/28/2033	834,000	807,804
U.S. Treasury 4.25% 3/31/2033	374,887	373,774
U.S. Treasury 4.125% 4/30/2033 (b)	1,025,000	1,013,909
U.S. Treasury 3.375% 5/15/2033	48,871	46,164
U.S. Treasury 4.25% 6/30/2033	838,514	835,271
U.S. Treasury 3.875% 8/15/2033	49,445	48,087
U.S. Treasury 4.50% 11/15/2033	6,762	6,830
U.S. Treasury 4.375% 5/15/2034	144,130	144,198
U.S. Treasury 3.875% 8/15/2034	59,250	57,236
U.S. Treasury 4.25% 11/15/2034	86,275	85,439
U.S. Treasury 4.625% 2/15/2035	5,800	5,893
U.S. Treasury 4.25% 8/15/2035	356,500	352,008
U.S. Treasury 4.00% 11/15/2035	236,702	228,990
U.S. Treasury 4.125% 2/15/2036 (b)	322,000	314,222
U.S. Treasury 4.375% 5/15/2036 (b)	1,542,209	1,534,136
U.S. Treasury 4.25% 5/15/2039	84,397	81,562
U.S. Treasury 1.375% 11/15/2040	38,809	25,105
U.S. Treasury 1.875% 2/15/2041	98,666	68,480

5	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 5/15/2041	USD140,792	$102,668
U.S. Treasury 2.00% 11/15/2041	6,986	4,840
U.S. Treasury 2.375% 2/15/2042	4,990	3,641
U.S. Treasury 3.25% 5/15/2042	315,157	259,611
U.S. Treasury 2.75% 8/15/2042	32,660	24,959
U.S. Treasury 3.375% 8/15/2042	152,000	126,876
U.S. Treasury 2.75% 11/15/2042	77,000	58,532
U.S. Treasury 3.125% 2/15/2043	47,605	38,077
U.S. Treasury 2.875% 5/15/2043	58,590	44,977
U.S. Treasury 3.875% 5/15/2043	34,310	30,334
U.S. Treasury 3.625% 2/15/2044	24,780	20,999
U.S. Treasury 4.50% 2/15/2044	230,000	219,093
U.S. Treasury 4.625% 5/15/2044	26,500	25,604
U.S. Treasury 3.125% 8/15/2044	39,447	30,876
U.S. Treasury 4.125% 8/15/2044	164,000	148,360
U.S. Treasury 2.50% 2/15/2045	51,860	36,375
U.S. Treasury 4.75% 2/15/2045	230,000	225,023
U.S. Treasury 3.00% 5/15/2045	24,780	18,850
U.S. Treasury 5.00% 5/15/2045	352,000	355,082
U.S. Treasury 4.875% 8/15/2045	245,000	243,182
U.S. Treasury 3.00% 11/15/2045	23,145	17,483
U.S. Treasury 4.625% 11/15/2045	41,500	39,869
U.S. Treasury 4.625% 2/15/2046 (b)	252,500	242,420
U.S. Treasury 5.00% 5/15/2046 (b)	550,140	554,266
U.S. Treasury 3.00% 5/15/2047	55,603	41,285
U.S. Treasury 2.75% 8/15/2047	82,381	58,272
U.S. Treasury 3.00% 2/15/2048	3,743	2,756
U.S. Treasury 2.00% 2/15/2050	56,616	33,005
U.S. Treasury 2.375% 5/15/2051	83,000	51,914
U.S. Treasury 1.875% 11/15/2051	25,500	14,015
U.S. Treasury 2.25% 2/15/2052	149,126	89,814
U.S. Treasury 4.00% 11/15/2052	83,509	71,452
U.S. Treasury 3.625% 5/15/2053	113,815	90,972
U.S. Treasury 4.25% 2/15/2054	14,150	12,627
U.S. Treasury 4.25% 8/15/2054	32,415	28,943
U.S. Treasury 4.50% 11/15/2054	112,435	104,688
U.S. Treasury 4.75% 8/15/2055	114,466	111,076
U.S. Treasury 4.625% 11/15/2055	826,689	786,529
U.S. Treasury 4.75% 2/15/2056 (b)	1,890,965	1,836,895
U.S. Treasury 5.00% 5/15/2056	472,140	477,156
		29,877,190

U.S. Treasury inflation-protected securities 1.52%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (f)	218,987	217,927
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (f)	300,995	297,206
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (f)	168,596	165,415
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (f)	842,910	839,197
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (f)	76,308	75,104
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (e)(f)	767,312	762,366
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (f)	83,869	78,796
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (f)	53,443	52,813
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (f)	98,393	90,924
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (f)	52,420	51,254
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (f)	305,359	301,150
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (f)	778,548	756,805
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (f)	25,427	18,567
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (f)	53,812	43,985
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (f)	21,563	15,852
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (f)	2,770	1,563
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (f)	111,190	84,580

American Balanced Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (f)	USD8,353	$7,305
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (f)	76,229	70,243
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (f)	466,655	430,538
		4,361,590
Total U.S. Treasury bonds & notes		34,238,780
Corporate bonds and notes 9.29%
Financials 3.78%
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,630
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (g)(h)	23,775	24,671
Ally Financial, Inc. 5.737% 5/15/2029 (USD-SOFR Index + 1.96% on 5/15/2028) (h)	9,745	9,882
Ally Financial, Inc. 8.00% 11/1/2031	5,437	6,045
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (h)	EUR11,265	13,751
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (h)	11,380	13,591
American Express Co. 2.55% 3/4/2027	USD13,925	13,772
American Express Co. 5.85% 11/5/2027	3,900	3,975
American Express Co. (USD-SOFR + 0.93%) 4.589% 7/26/2028 (i)	20,000	20,084
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (h)	24,681	24,938
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (h)	18,496	19,737
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (h)	30,000	29,565
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (h)	12,994	13,265
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (h)	9,286	9,622
American International Group, Inc. 4.85% 5/7/2030	4,337	4,362
American International Group, Inc. 5.125% 3/27/2033	9,635	9,708
American International Group, Inc. 4.375% 6/30/2050	169	140
Ameriprise Financial, Inc. 4.80% 6/15/2031	7,225	7,227
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,212
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,103
Apollo Debt Solutions BDC 6.90% 4/13/2029	3,027	3,107
Apollo Debt Solutions BDC 5.875% 8/30/2030	2,523	2,497
Apollo Debt Solutions BDC 5.70% 1/23/2031 (g)	35,454	34,724
Apollo Debt Solutions BDC 6.70% 7/29/2031	61,077	62,290
Apollo Debt Solutions BDC 6.55% 3/15/2032	39,244	39,590
Apollo Debt Solutions BDC 6.55% 3/15/2032 (g)	36,178	36,497
Arch Capital Group, Ltd. 5.25% 6/15/2036	12,335	12,318
Ares Capital Corp. 5.55% 1/15/2030	43,266	43,035
Arthur J. Gallagher & Co. 4.85% 12/15/2029	30,000	30,230
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	194
Athene Global Funding 4.83% 5/9/2028 (g)	30,000	29,940
Athene Global Funding 5.133% 6/1/2029 (g)	58,325	58,450
Athene Global Funding 4.721% 10/8/2029 (g)	4,000	3,956
Athene Global Funding 5.033% 7/17/2030 (g)	20,000	19,826
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (g)	4,676	5,043
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	48,200	48,136
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (h)	EUR6,200	7,722
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (h)	23,800	27,787
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (h)	USD20,600	20,484
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	15,845	15,074
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (h)	24,446	24,362
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (h)	4,654	4,650
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (h)	42,684	41,976
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (h)	38,230	36,410
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (h)	30,942	31,667
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (h)	14,241	14,153
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (h)	5,855	5,524
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (h)	20,043	17,880
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (h)	48,291	42,859
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (h)	59,140	58,113
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (h)	23,925	21,702
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (h)	43,552	43,195
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (h)	100,323	88,643

7	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (h)	USD16,400	$14,601
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (h)	14,024	12,662
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (h)	31,759	32,191
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (h)	9,226	9,646
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (h)	44,097	43,447
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (g)(h)	89,512	89,472
Bank of Montreal 5.203% 2/1/2028	5,000	5,053
Bank of Montreal 4.338% 3/19/2030 (USD-SOFR + 0.89% on 3/19/2029) (h)	20,000	19,821
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (h)	40,000	39,375
Bank of Montreal 4.879% 6/2/2032 (USD-SOFR + 0.959% on 6/2/2031) (h)	25,000	25,001
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (h)	18,829	19,160
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028) (h)	4,444	4,449
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (h)	13,564	13,694
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (h)	14,393	14,518
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (h)	20,000	20,242
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033) (h)	5,613	5,523
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,097
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,311
Bank of Nova Scotia (The) 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (h)	25,000	25,127
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	10,437
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (g)	USD20,000	20,084
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (g)	31,000	30,499
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (h)	10,000	10,352
Barclays PLC 5.367% 2/25/2031 (USD-SOFR + 1.23% on 2/25/2030) (h)	20,000	20,285
Barclays PLC 5.102% 6/26/2032 (USD-SOFR + 1.136% on 6/26/2031) (h)	25,000	24,982
Barclays PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (h)	25,000	27,874
Barings Private Credit Corp. 6.15% 6/11/2030	25,000	24,427
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (g)	7,000	7,118
Blackstone Private Credit Fund 3.25% 3/15/2027	10,000	9,877
Blackstone Private Credit Fund 4.00% 1/15/2029	6,481	6,195
Blackstone Private Credit Fund 5.95% 7/16/2029	40,829	40,856
Blackstone Private Credit Fund 5.25% 4/1/2030	6,481	6,296
Blackstone Private Credit Fund 6.25% 1/25/2031	21,062	21,090
Blackstone Private Credit Fund 5.35% 3/12/2031	15,982	15,373
Blackstone Private Credit Fund 5.95% 5/15/2031	81,677	80,443
Blackstone Private Credit Fund 6.00% 1/29/2032	68,420	67,459
Blackstone Private Credit Fund 6.00% 11/22/2034	21,483	20,688
Blackstone Secured Lending Fund 5.90% 5/21/2031	17,227	16,978
Block, Inc. 5.625% 8/15/2030 (g)	8,850	8,877
Block, Inc. 6.00% 8/15/2033 (g)	5,815	5,858
Blue Owl Credit Income Corp. 5.80% 3/15/2030	21,408	20,874
Blue Owl Credit Income Corp. 6.65% 3/15/2031	7,680	7,683
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (g)	55,614	55,382
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (g)(h)	21,352	21,128
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (g)(h)	41,588	39,315
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (g)(h)	55,384	56,390
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (g)(h)	3,708	3,750
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (g)(h)	5,501	5,000
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (g)(h)	14,459	14,189
BPCE SA 0.895% 12/14/2026	JPY400,000	2,453
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (g)(h)	USD28,000	29,105
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (g)(h)	22,000	22,443
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (g)(h)	20,000	20,553
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (g)(h)	28,729	29,058
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (g)(h)	102,500	101,063
BPCE SA 5.184% 6/2/2032 (USD-SOFR + 1.218% on 6/2/2031) (g)(h)	91,000	90,871
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (g)(h)	42,536	41,683
Brown & Brown, Inc. 4.90% 6/23/2030	51,000	50,936
Brown & Brown, Inc. 5.55% 6/23/2035	22,122	22,086
Brown & Brown, Inc. 6.25% 6/23/2055	10,584	10,684
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (g)(h)	30,000	29,974
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (g)(h)	30,626	31,319
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (g)(h)	37,451	37,157
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,132
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,441
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (h)	25,000	25,103

American Balanced Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (USD-SOFR Index + 0.79% on 1/29/2029) (h)	USD25,000	$24,729
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (h)	8,481	8,447
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (h)	20,000	20,307
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (h)	5,000	5,105
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,403
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (h)	12,000	12,231
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (h)	20,000	20,690
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033) (h)	15,000	15,944
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	9,029	8,226
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,250
Citibank, NA 4.914% 5/29/2030	22,800	23,085
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (h)	50,000	49,975
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (h)	10,649	10,614
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (h)	15,570	15,425
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (h)	85,250	85,470
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (h)	32,738	33,091
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029) (h)	1,777	1,743
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)	1,028	1,021
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (h)	11,964	11,299
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (h)	3,209	3,220
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (h)	60,968	56,031
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (h)	35,093	31,555
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (h)	45,619	40,441
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (h)	4,414	4,149
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (h)	8,150	8,110
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (h)	6,076	6,261
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (h)	7,064	7,118
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (h)	58,239	59,701
CME Group, Inc. 3.75% 6/15/2028	2,230	2,209
Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,949
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,991
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,603
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,375
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,341
Corebridge Global Funding 5.75% 7/2/2026 (g)	5,569	5,569
Corebridge Global Funding 4.65% 8/20/2027 (g)	15,470	15,491
Corebridge Global Funding 4.90% 1/7/2028 (g)	14,090	14,159
Corebridge Global Funding 4.80% 5/29/2029 (g)	42,608	42,548
Corebridge Global Funding 5.20% 6/24/2029 (g)	15,000	15,147
Corebridge Global Funding 4.90% 12/3/2029 (g)	15,000	15,008
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (g)(h)	8,287	8,240
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (g)(h)	2,223	2,220
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (g)(h)	28,160	28,167
Danske Bank AS 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (g)(h)	38,982	38,982
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (h)	14,404	14,285
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (h)	26,364	26,105
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (h)	13,967	14,068
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (h)	19,992	20,596
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (h)	30,845	32,270
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (h)	8,275	8,308
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (h)	16,573	15,648
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (h)	10,000	9,837
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (h)	73,677	72,633
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (h)	111,921	111,669
Equitable America Global Funding 5.125% 6/15/2031 (g)	35,000	35,139
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (h)	EUR25,426	30,738
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (h)	11,040	13,337
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (h)	2,383	2,772
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (h)	49,115	58,767
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	789
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (h)	4,290	4,434
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (h)	3,499	3,505

9	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Fiserv, Inc. 3.50% 7/1/2029	USD1,077	$1,034
Five Corners Funding Trust III 5.791% 2/15/2033 (g)	7,000	7,271
Five Corners Funding Trust IV 5.997% 2/15/2053 (g)	384	388
GA Global Funding Trust 4.50% 9/18/2030 (g)	15,000	14,543
GA Global Funding Trust 5.50% 4/1/2032 (g)	30,000	29,901
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (h)	9,437	9,385
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (h)	33,244	32,987
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (h)	14,013	13,845
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (h)	5,665	5,628
Goldman Sachs Group, Inc. 3.691% 6/5/2028 (3-month USD CME Term SOFR + 1.772% on 6/5/2027) (h)	12,165	12,065
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (h)	72,000	71,391
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (h)	61,074	61,121
Goldman Sachs Group, Inc. 4.153% 10/21/2029 (USD-SOFR + 0.90% on 10/21/2028) (h)	1,233	1,216
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (h)	114,292	113,662
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (h)	5,921	6,069
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (h)	73,572	74,015
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (h)	19,482	19,394
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (h)	126,715	123,959
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (h)	29,235	26,263
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (h)	327,020	326,902
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (h)	47,338	42,890
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (h)	65,035	63,176
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (h)	61,212	59,787
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (h)	53,306	53,509
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (h)	42,250	40,890
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	23,348	23,231
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	17,544	17,401
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	17,544	17,780
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	67,545	66,743
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (g)	15,991	15,880
Guardian Life Global Funding 4.916% 4/30/2033 (g)	35,000	34,888
HPS Corporate Lending Fund 6.25% 9/30/2029	16,190	16,305
HPS Corporate Lending Fund 5.85% 6/5/2030	16,190	15,968
HPS Corporate Lending Fund 6.30% 8/19/2031 (g)	59,608	59,479
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026) (h)	3,250	3,255
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (h)	18,878	19,044
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (h)	13,250	13,722
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (h)	10,770	10,213
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (h)	106,417	105,302
HSBC Holdings PLC 4.711% 5/12/2030 (USD-SOFR + 0.94% on 5/12/2029) (h)	60,000	59,753
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (h)	6,769	6,811
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (h)	19,800	19,524
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (h)	53,681	52,956
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (h)	4,000	3,616
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (h)	4,307	3,867
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (h)	68,428	68,885
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	2,022	2,165
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (h)	20,000	20,238
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (h)	45,000	45,125
Intercontinental Exchange, Inc. 4.20% 3/15/2031	20,000	19,630
Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,609
Intesa Sanpaolo SpA 3.875% 7/14/2027 (g)	70,094	69,638
Intesa Sanpaolo SpA 3.875% 1/12/2028 (g)	43,573	43,034
Intesa Sanpaolo SpA 5.00% 6/29/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 6/29/2029) (g)(h)	20,000	20,026
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (g)(h)	60,725	70,208
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (g)(h)	1,127	1,328
Jackson National Life Global Funding 4.55% 9/9/2030 (g)	20,000	19,630
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (h)	20,000	20,098
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (h)	21,182	21,250
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (h)	6,992	6,922
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (h)	25,109	25,322
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (h)	9,810	9,794
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (h)	27,745	27,870

American Balanced Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (h)	USD27,207	$27,289
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (h)	38,803	38,798
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (h)	12,599	12,493
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (h)	21,519	21,801
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (h)	18,342	18,903
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (h)	14,156	14,468
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (h)	54,361	53,906
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (h)	7,591	7,643
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (h)	7,601	7,140
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	18,775	18,694
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (h)	36,875	32,466
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (h)	2,500	2,254
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (h)	2,739	2,708
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (h)	12,190	10,844
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (h)	9,162	9,261
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)	44,521	45,789
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (h)	29,825	29,008
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (h)	101,717	101,023
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (g)(h)	7,675	7,810
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (g)(h)	18,322	18,387
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (g)(h)	9,200	9,830
Kookmin Bank 5.375% 5/8/2027 (g)	19,600	19,768
Korea Exchange Bank 5.375% 4/23/2027 (g)	8,750	8,822
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (h)	35,000	35,054
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (h)	8,800	8,846
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (h)	7,907	7,867
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (h)	4,050	4,129
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (h)	14,229	14,608
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (h)	3,088	3,175
LSEG US Fin Corp. 4.25% 3/23/2029 (g)	40,000	39,551
LSEG US Fin Corp. 5.25% 3/23/2036 (g)	22,987	22,896
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (h)	39,269	41,596
Main Street Capital Corp. 6.95% 3/1/2029	25,000	25,716
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,736
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,349
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	28,062
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,250	9,162
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,250	7,804
Mastercard, Inc. 4.875% 3/9/2028	842	849
Mastercard, Inc. 4.35% 1/15/2032	681	671
Mastercard, Inc. 4.85% 3/9/2033	494	498
Metropolitan Life Global Funding I 5.05% 1/6/2028 (g)	7,000	7,056
Metropolitan Life Global Funding I 5.40% 9/12/2028 (g)	35,000	35,605
Metropolitan Life Global Funding I 4.85% 1/8/2029 (g)	10,000	10,055
Metropolitan Life Global Funding I 2.95% 4/9/2030 (g)	10,000	9,406
Metropolitan Life Global Funding I 4.35% 1/12/2031 (g)	20,000	19,698
Metropolitan Life Global Funding I 5.15% 3/28/2033 (g)	7,668	7,757
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (h)	27,656	27,613
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (h)	7,321	7,264
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027) (h)	5,078	5,021
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027) (h)	4,867	4,851
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (h)	7,193	7,188

11	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (h)	USD15,000	$15,286
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (h)	50,648	50,578
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (h)	94,314	94,070
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032) (h)	4,388	4,544
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (h)	15,000	15,391
Moodys Corp. 4.25% 8/8/2032	265	257
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (h)	17,575	17,546
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (h)	553	558
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (h)	18,366	18,759
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (h)	11,825	11,920
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (h)	5,250	5,320
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (h)	145,380	143,411
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (h)	4,951	5,126
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (h)	49,175	48,539
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (h)	7,198	7,264
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (h)	117,592	116,072
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (h)	158,212	157,229
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (h)	49,364	50,434
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (h)	11,475	11,557
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (h)	105,481	104,929
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (h)	13,580	13,735
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (h)	46,927	47,429
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (h)	55,504	54,281
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (h)	29,866	29,292
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (h)	21,605	18,799
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (h)	49,390	48,791
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (h)	44,670	44,332
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (h)	3,657	3,796
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (h)	30,443	29,493
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (h)	102,778	100,547
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (h)	35,112	35,151
MSCI, Inc. 3.25% 8/15/2033 (g)	5,586	4,924
Nasdaq, Inc. 5.35% 6/28/2028	2,400	2,433
Nasdaq, Inc. 5.55% 2/15/2034	1,270	1,307
National Australia Bank, Ltd. 1.887% 1/12/2027 (g)	3,750	3,707
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,111
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,124
National Australia Bank, Ltd. 6.429% 1/12/2033 (g)	650	690
National Securities Clearing Corp. 5.10% 11/21/2027 (g)	6,000	6,058
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (h)	20,000	20,147
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028) (h)	25,000	25,552
New York Life Global Funding 2.35% 7/14/2026 (g)	2,970	2,968
New York Life Global Funding 4.90% 6/13/2028 (g)	20,000	20,140
New York Life Global Funding 4.55% 1/28/2033 (g)	5,893	5,784
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.62% 7/2/2027 (i)	15,000	15,118
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,113
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	8,944
Northwestern Mutual Global Funding 4.90% 6/12/2028 (g)	20,000	20,143
Oaktree Strategic Credit Fund 6.19% 7/15/2030	10,000	9,955
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (h)	EUR1,540	1,835
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (h)	1,610	1,886
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (h)	11,240	13,860
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (h)	31,245	37,274
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (h)	USD15,000	15,157
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (h)	30,686	31,250
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (h)	5,250	5,336
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (h)	12,000	11,950
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (h)	5,265	5,550
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (h)	7,750	8,559

American Balanced Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (h)	USD2,250	$2,319
Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,969
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,809
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,287
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,636
Principal Life Global Funding II 4.65% 5/18/2029 (g)	40,000	39,894
Progressive Corp. 4.60% 3/26/2031	8,791	8,766
Progressive Corp. 5.15% 3/26/2036	29,724	29,726
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,287
Prudential Financial, Inc. 3.70% 3/13/2051	945	685
Regions Bank of Birmingham Alabama 4.755% 7/27/2029 (USD-SOFR + 0.807% on 7/27/2028) (h)	40,580	40,599
RGA Global Funding 5.25% 1/9/2030 (g)	20,000	20,265
RGA Global Funding 4.60% 11/25/2030 (g)	10,000	9,873
RGA Global Funding 5.10% 5/26/2031 (g)	40,000	40,176
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,037
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (h)	7,104	7,090
Ryan Specialty, LLC 5.875% 8/1/2032 (g)	9,285	9,141
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (h)	19,181	18,972
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (h)	3,779	3,878
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (h)	11,320	11,432
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (h)	3,523	3,632
Santander Holdings USA, Inc. 5.04% 6/5/2030 (USD-SOFR + 1.104% on 6/5/2029) (h)	72,000	71,994
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (g)	15,000	15,168
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (h)	990	1,008
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (h)	2,225	2,141
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (h)	2,856	2,835
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (h)	28,825	29,138
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (g)	52,139	51,962
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,945
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	421
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	19,639
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,498
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,701
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (h)	7,310	7,177
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (h)	20,481	20,414
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (g)	35,000	35,718
Svenska Handelsbanken AB 5.50% 6/15/2028 (g)	10,000	10,179
Swedbank AB 6.136% 9/12/2026 (g)	51,564	51,726
Synchrony Bank 5.625% 8/23/2027	16,556	16,733
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (h)	6,593	6,599
T. Rowe Price Oha Select Private Credit Fund 6.50% 7/2/2031 (g)	30,833	30,489
Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,725
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,866
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,923
Toronto-Dominion Bank (The) 4.861% 1/31/2028	25,000	25,121
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,290
Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,215
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,805
Travelers Cos., Inc. 4.00% 5/30/2047	2,253	1,801
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (h)	4,444	4,464
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (h)	6,607	6,960
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (h)	4,343	4,416
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (h)	40,000	39,493
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (h)	4,819	4,813
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (h)	6,586	6,854
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (h)	4,444	4,445
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (h)	31,449	31,476
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (h)	6,051	6,155
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (h)	15,000	15,146
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (h)	5,309	5,240
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (h)	1,529	1,596
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (h)	17,500	17,822
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (g)(h)	35,660	35,536
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (g)(h)	23,979	24,031

13	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (g)(h)	USD4,650	$4,597
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (h)	21,000	20,919
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (g)(h)	19,450	19,729
UBS Group AG 4.214% 4/10/2030 (USD-SOFR + 0.84% on 4/10/2029) (g)(h)	20,000	19,674
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (g)(h)	2,654	2,717
UBS Group AG 4.678% 11/29/2030 (USD-SOFR + 0.74% on 11/29/2029) (h)	60,000	59,905
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (g)(h)	22,618	22,085
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (g)(h)	302	266
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (g)(h)	18,843	17,297
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (g)(h)	5,035	4,470
UniCredit SpA 4.625% 4/12/2027 (g)	2,500	2,505
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,127
Visa, Inc. 2.05% 4/15/2030	5,247	4,825
Visa, Inc. 4.10% 2/12/2031	42,000	41,581
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (h)	57,696	57,279
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (h)	28,680	28,942
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (h)	18,425	18,061
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (h)	5,225	5,240
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (h)	2,300	2,312
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (h)	29,159	29,654
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (h)	80,657	83,445
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (h)	15,900	15,694
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (h)	11,703	11,836
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (h)	92,289	86,888
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (h)	5,345	5,419
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (h)	46,257	46,751
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (h)	157,000	156,503
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (h)	23,561	23,928
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (h)	14,000	15,116
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (h)	75,000	73,248
Western-Southern Global Funding 4.25% 1/29/2029 (g)	14,647	14,477
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (h)	3,750	3,658
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (h)	28,300	25,500
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,195
		10,885,358

Consumer discretionary 1.40%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,528
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,831
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,693
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	10,343
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,394
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,318
Amazon.com, Inc. 4.10% 11/20/2030	31,000	30,476
Amazon.com, Inc. 4.25% 3/13/2031	25,000	24,624
Amazon.com, Inc. 4.55% 3/13/2033	53,750	52,895
Amazon.com, Inc. 4.35% 3/20/2033	31,000	30,184
Amazon.com, Inc. 4.65% 11/20/2035	73,603	71,606
Amazon.com, Inc. 4.875% 3/13/2036	50,847	50,073
Amazon.com, Inc. 5.45% 11/20/2055	75,802	71,722
Carnival Corp., Ltd. 5.125% 5/1/2029 (g)	34,035	33,999
Carnival Corp., Ltd. 5.75% 3/15/2030 (g)	31,005	31,402
Carnival Corp., Ltd. 5.875% 6/15/2031 (g)	19,300	19,658
Carnival Corp., Ltd. 5.75% 8/1/2032 (g)	55,960	56,576
Carnival Corp., Ltd. 6.125% 2/15/2033 (g)	72,000	72,907
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (g)	4,791	4,741
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (g)	4,378	4,394
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (g)	30,387	30,546
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (g)	2,169	2,186
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (g)	3,248	3,077

American Balanced Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (g)	USD14,859	$15,010
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (g)	37,644	38,123
Ford Motor Credit Co., LLC 4.271% 1/9/2027	595	593
Ford Motor Credit Co., LLC 4.125% 8/17/2027	5,805	5,755
Ford Motor Credit Co., LLC 3.815% 11/2/2027	2,684	2,645
Ford Motor Credit Co., LLC 7.35% 11/4/2027	30,966	31,827
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,895	1,831
Ford Motor Credit Co., LLC 6.80% 5/12/2028	34,970	35,982
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,655	11,003
Ford Motor Credit Co., LLC 2.90% 2/10/2029	2,050	1,930
Ford Motor Credit Co., LLC 5.80% 3/8/2029	54,925	55,419
Ford Motor Credit Co., LLC 4.97% 4/6/2029	18,939	18,750
Ford Motor Credit Co., LLC 5.113% 5/3/2029	40,891	40,615
Ford Motor Credit Co., LLC 5.875% 11/7/2029	66,305	67,122
Ford Motor Credit Co., LLC 7.35% 3/6/2030	28,036	29,661
Ford Motor Credit Co., LLC 7.20% 6/10/2030	119,189	125,661
Ford Motor Credit Co., LLC 5.73% 9/5/2030	43,226	43,479
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	62,041
Ford Motor Credit Co., LLC 6.05% 3/5/2031	51,314	52,104
Ford Motor Credit Co., LLC 5.42% 4/9/2031	73,000	72,403
Ford Motor Credit Co., LLC 3.625% 6/17/2031	61,184	55,815
Ford Motor Credit Co., LLC 6.054% 11/5/2031	61,655	62,437
Ford Motor Credit Co., LLC 5.753% 4/6/2033	8,368	8,303
Ford Motor Credit Co., LLC 7.122% 11/7/2033	210,344	223,849
Ford Motor Credit Co., LLC 6.125% 3/8/2034	133,271	134,196
Ford Motor Credit Co., LLC 6.50% 2/7/2035	101,454	103,945
Ford Motor Credit Co., LLC 5.869% 10/31/2035	73,472	71,978
Ford Motor Credit Co., LLC 6.467% 5/22/2036	115,000	116,895
General Motors Financial Co., Inc. 4.20% 10/27/2028	40,121	39,694
General Motors Financial Co., Inc. 4.75% 4/6/2029	67,000	66,978
General Motors Financial Co., Inc. 5.35% 1/7/2030	85,180	86,561
General Motors Financial Co., Inc. 5.85% 4/6/2030	37,779	39,043
General Motors Financial Co., Inc. 5.45% 7/15/2030	244,221	249,279
General Motors Financial Co., Inc. 5.90% 1/7/2035	19,445	19,996
General Motors Financial Co., Inc. 5.45% 1/8/2036	52,500	52,327
GLP Capital, LP 4.00% 1/15/2030	5,000	4,809
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,463
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,296
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,224
Home Depot, Inc. 5.30% 6/25/2054	12,000	11,366
Hyatt Hotels Corp. 5.05% 3/30/2028	17,280	17,393
Hyatt Hotels Corp. 5.75% 3/30/2032	16,325	16,839
Hyundai Capital America 1.65% 9/17/2026 (g)	37,992	37,783
Hyundai Capital America 3.00% 2/10/2027 (g)	33,995	33,691
Hyundai Capital America 5.30% 3/19/2027 (g)	9,990	10,052
Hyundai Capital America 4.85% 3/25/2027 (g)	39,000	39,122
Hyundai Capital America 4.875% 6/23/2027 (g)	24,017	24,113
Hyundai Capital America 5.275% 6/24/2027 (g)	42,500	42,786
Hyundai Capital America 2.375% 10/15/2027 (g)	21,667	21,065
Hyundai Capital America 5.00% 1/7/2028 (g)	25,000	25,101
Hyundai Capital America 4.60% 4/6/2028 (g)	42,355	42,294
Hyundai Capital America 4.90% 6/23/2028 (g)	24,204	24,273
Hyundai Capital America 2.10% 9/15/2028 (g)	9,284	8,764
Hyundai Capital America 4.25% 9/18/2028 (g)	11,998	11,863
Hyundai Capital America 4.25% 1/8/2029 (g)	21,419	21,137
Hyundai Capital America 4.75% 4/6/2029 (g)	43,937	43,818
Hyundai Capital America 4.75% 6/18/2029 (g)	21,124	21,055
Hyundai Capital America 5.30% 1/8/2030 (g)	47,000	47,617
Hyundai Capital America 5.10% 6/24/2030 (g)	24,143	24,294
Hyundai Capital America 5.40% 1/8/2031 (g)	4,521	4,597
Hyundai Capital America 5.00% 4/7/2031 (g)	31,432	31,393
Hyundai Capital America 5.00% 6/18/2031 (g)	8,735	8,724
Hyundai Capital Services, Inc. 5.25% 1/22/2028 (g)	15,000	15,122
Leland Stanford Junior University (The) 1.289% 6/1/2027	4,000	3,895
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,833
Marriott International, Inc. 4.50% 5/1/2033	8,133	7,875

15	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD8,028	$6,979
McDonald’s Corp. 4.60% 9/9/2032	716	716
McDonald’s Corp. 4.95% 3/3/2035	26	26
Mobility Global, Inc. 5.05% 6/15/2029 (g)	14,588	14,616
Mobility Global, Inc. 5.45% 6/15/2031 (g)	14,354	14,514
Mobility Global, Inc. 6.05% 6/15/2036 (g)	20,895	21,140
Motherson Global Investments BV 5.625% 7/11/2029 (g)	16,715	16,839
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (g)	79,000	79,687
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (g)	55,000	56,228
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (g)	96,000	97,381
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	51,172	49,827
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	56,886	56,496
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	72,599	70,347
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,496
Starbucks Corp. 5.00% 2/15/2034	1,629	1,635
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,411
Toyota Motor Credit Corp. 4.05% 3/13/2029	27,844	27,530
Toyota Motor Credit Corp. 4.60% 3/11/2033	20,508	20,120
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (g)	20,000	19,939
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (g)	49,509	49,222
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (g)	10,262	10,259
Volkswagen Group of America Finance, LLC 5.35% 3/27/2030 (g)	14,450	14,621
Volkswagen Group of America Finance, LLC 4.85% 9/11/2030 (g)	59,000	58,585
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (g)	11,240	11,836
Volkswagen Group of America Finance, LLC 5.65% 3/25/2032 (g)	30,000	30,427
		4,042,957

Utilities 0.93%
AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	15,112
AES Corp. 5.20% 7/15/2029	16,775	16,874
AES Corp. 3.95% 7/15/2030 (g)	13,925	13,344
CenterPoint Energy Houston Electric, LLC 5.15% 3/1/2034	2,775	2,805
CenterPoint Energy Houston Electric, LLC 4.95% 8/15/2035	2,400	2,377
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (h)	12,028	12,121
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (g)	211	207
Comision Federal de Electricidad 4.688% 5/15/2029 (g)	1,140	1,121
Commonwealth Edison Co. 4.55% 6/1/2031	40,000	39,756
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	8,075	8,048
Consumers Energy Co. 4.50% 1/15/2031	16,600	16,489
Consumers Energy Co. 5.125% 5/1/2036	40,753	40,742
Consumers Energy Co. 3.10% 8/15/2050	4,764	3,213
DTE Electric Co. 4.85% 12/1/2026	1,350	1,354
DTE Energy Co. 5.10% 3/1/2029	8,650	8,750
Duke Energy Carolinas, LLC 4.65% 6/15/2031	9,975	9,975
Duke Energy Carolinas, LLC 5.15% 6/15/2036	52,600	52,674
Duke Energy Carolinas, LLC 5.35% 1/15/2053	399	378
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,845
Duke Energy Florida, LLC 4.85% 12/1/2035	11,175	10,964
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,712
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	599
Duke Energy Progress, LLC 2.90% 8/15/2051	449	282
Edison International 5.25% 11/15/2028	14,917	14,948
Edison International 5.45% 6/15/2029	39,790	40,197
Edison International 6.95% 11/15/2029	16,108	16,839
Edison International 6.25% 3/15/2030	22,873	23,511
Edison International 4.80% 3/15/2031	48,425	47,130
Edison International 5.25% 3/15/2032	39,697	39,218
Electricite de France SA 5.65% 4/22/2029 (g)	12,500	12,851
Electricite de France SA 6.25% 5/23/2033 (g)	5,838	6,250
Electricite de France SA 4.875% 9/21/2038 (g)	1,325	1,226
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (g)(h)	8,950	10,396
Enel Finance International NV 2.125% 7/12/2028 (g)	5,500	5,236
Enel Finance International NV 4.125% 9/30/2028 (g)	19,500	19,271

American Balanced Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Enel Finance International NV 5.125% 6/26/2029 (g)	USD17,500	$17,714
Evergy Missouri West, Inc. 4.70% 5/21/2029 (g)	9,318	9,312
Eversource Energy 3.30% 1/15/2028	6,812	6,674
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (g)	8,992	8,643
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,258
Florida Power & Light Co. 5.125% 6/1/2036	15,000	15,028
Georgia Power Co. 4.65% 5/16/2028	20,879	20,950
Georgia Power Co. 4.95% 5/17/2033	10,206	10,271
Jersey Central Power & Light Co. 2.75% 3/1/2032 (g)	145	130
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,425
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,180
MidAmerican Energy Co. 5.30% 2/1/2055	2,725	2,565
MidAmerican Energy Co. 5.50% 11/15/2056	600	577
Monongahela Power Co. 3.55% 5/15/2027 (g)	301	298
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	509
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	7,175	7,193
NiSource, Inc. 4.75% 5/18/2031	6,350	6,326
Pacific Gas and Electric Co. 5.45% 6/15/2027	334	337
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,190	1,159
Pacific Gas and Electric Co. 3.30% 12/1/2027	34,513	33,875
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,118	2,130
Pacific Gas and Electric Co. 3.00% 6/15/2028	30,333	29,364
Pacific Gas and Electric Co. 3.75% 7/1/2028	32,961	32,385
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,878	1,873
Pacific Gas and Electric Co. 4.55% 7/1/2030	121,712	119,890
Pacific Gas and Electric Co. 2.50% 2/1/2031	88,266	79,223
Pacific Gas and Electric Co. 3.25% 6/1/2031	39,889	36,810
Pacific Gas and Electric Co. 5.05% 11/15/2031	66,050	66,004
Pacific Gas and Electric Co. 4.40% 3/1/2032	7,882	7,620
Pacific Gas and Electric Co. 5.90% 6/15/2032	29,818	30,851
Pacific Gas and Electric Co. 5.05% 10/15/2032	30,554	30,382
Pacific Gas and Electric Co. 6.15% 1/15/2033	4,242	4,433
Pacific Gas and Electric Co. 6.40% 6/15/2033	64,338	68,104
Pacific Gas and Electric Co. 6.95% 3/15/2034	32,448	35,397
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,197	2,247
Pacific Gas and Electric Co. 5.70% 3/1/2035	106,673	107,830
Pacific Gas and Electric Co. 6.00% 8/15/2035	22,482	23,188
Pacific Gas and Electric Co. 5.60% 8/15/2036	2,281	2,283
Pacific Gas and Electric Co. 3.30% 8/1/2040	9,165	6,878
Pacific Gas and Electric Co. 3.75% 8/15/2042	30,000	22,729
Pacific Gas and Electric Co. 4.95% 7/1/2050	11,575	9,670
Pacific Gas and Electric Co. 3.50% 8/1/2050	8,663	5,784
PacifiCorp 5.10% 2/15/2029	20,325	20,517
PacifiCorp 4.25% 3/15/2029	14,175	14,008
PacifiCorp 4.65% 4/15/2029	22,155	22,103
PacifiCorp 3.50% 6/15/2029	325	314
PacifiCorp 2.70% 9/15/2030	3,775	3,470
PacifiCorp 5.30% 2/15/2031	18,425	18,709
PacifiCorp 5.10% 4/15/2031	98,822	99,753
PacifiCorp 5.45% 4/15/2033	122,663	124,564
PacifiCorp 5.45% 2/15/2034	43,600	44,120
PacifiCorp 5.80% 4/15/2036	32,396	33,265
PacifiCorp 6.10% 8/1/2036	4,836	5,052
PacifiCorp 6.25% 10/15/2037	18,517	19,462
PacifiCorp 4.125% 1/15/2049	846	644
PacifiCorp 4.15% 2/15/2050	8,300	6,310
PacifiCorp 3.30% 3/15/2051	8,920	5,838
PacifiCorp 2.90% 6/15/2052	23,525	14,081
PacifiCorp 5.35% 12/1/2053	9,426	8,461
PacifiCorp 5.50% 5/15/2054	16,081	14,755
Public Service Electric and Gas Co. 4.20% 1/1/2031	28,800	28,326
Public Service Electric and Gas Co. 1.90% 8/15/2031	2,675	2,340
Public Service Electric and Gas Co. 5.05% 3/1/2035	16,350	16,398
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,612
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,712
Public Service Electric and Gas Co. 5.625% 1/1/2056	16,328	16,154

17	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	USD3,000	$3,054
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	19,425	19,586
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	575	507
Public Service Enterprise Group, Inc. 4.80% 6/15/2031	20,550	20,503
Rio Grande LNG, LLC 5.25% 6/30/2031 (g)	7,928	7,929
Rio Grande LNG, LLC 5.50% 1/30/2034 (g)	19,584	19,489
Rio Grande LNG, LLC 5.75% 6/30/2036 (g)	38,878	38,756
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,250
Southern California Edison Co. 3.65% 3/1/2028	12,246	12,051
Southern California Edison Co. 5.65% 10/1/2028	23,981	24,440
Southern California Edison Co. 4.20% 3/1/2029	30,841	30,380
Southern California Edison Co. 5.15% 6/1/2029	49,770	50,305
Southern California Edison Co. 2.85% 8/1/2029	25,219	23,813
Southern California Edison Co. 5.25% 3/15/2030	56,596	57,242
Southern California Edison Co. 2.50% 6/1/2031	46,354	41,398
Southern California Edison Co. 5.45% 6/1/2031	67,930	69,241
Southern California Edison Co. 2.75% 2/1/2032	31,889	28,384
Southern California Edison Co. 5.95% 11/1/2032	20,808	21,677
Southern California Edison Co. 4.80% 3/15/2033	8,425	8,263
Southern California Edison Co. 6.00% 1/15/2034	13,193	13,689
Southern California Edison Co. 5.20% 6/1/2034	24,003	23,798
Southern California Edison Co. 5.45% 3/1/2035	15,725	15,761
Southern California Edison Co. 5.75% 4/1/2035	12,446	12,613
Southern California Edison Co. 5.35% 7/15/2035	58,856	58,121
Southern California Edison Co. 5.625% 2/1/2036	32,049	32,129
Southern California Edison Co. 5.95% 2/1/2038	2,390	2,427
Southern California Edison Co. 4.50% 9/1/2040	44,887	38,605
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,265
Southern California Edison Co. 3.65% 2/1/2050	1,072	742
Southern California Edison Co. 2.95% 2/1/2051	2,093	1,264
Southern California Edison Co. 3.45% 2/1/2052	11,973	7,915
Southwestern Electric Power Co. 3.25% 11/1/2051	19	12
Tampa Electric Co. 5.15% 3/1/2035	30,000	30,087
Union Electric Co. 5.25% 4/15/2035	14,220	14,375
Union Electric Co. 4.80% 3/15/2036	10,000	9,733
Virginia Electric & Power 2.40% 3/30/2032	5,700	5,035
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,439
Xcel Energy, Inc. 2.35% 11/15/2031	15,296	13,470
Xcel Energy, Inc. 5.60% 4/15/2035	5,053	5,150
		2,679,180

Communication services 0.76%
Alphabet, Inc. 4.10% 2/15/2031	10,821	10,635
Alphabet, Inc. 4.40% 2/15/2033	26,878	26,309
Alphabet, Inc. 4.70% 11/15/2035	39,515	38,729
Alphabet, Inc. 4.80% 2/15/2036	31,500	30,978
Alphabet, Inc. 5.65% 2/15/2056	15,663	15,466
AT&T, Inc. 2.30% 6/1/2027	3,530	3,462
AT&T, Inc. 4.35% 3/1/2029	5,000	4,968
AT&T, Inc. 2.25% 2/1/2032	4,055	3,530
AT&T, Inc. 4.75% 4/30/2033	92,867	90,906
AT&T, Inc. 5.40% 2/15/2034	9,318	9,449
AT&T, Inc. 4.50% 5/15/2035	1,093	1,029
AT&T, Inc. 5.375% 8/15/2035	10,000	10,050
AT&T, Inc. 3.50% 9/15/2053	10,178	6,612
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,872
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,252
Charter Communications Operating, LLC 6.10% 6/1/2029	37,331	38,251
Charter Communications Operating, LLC 2.30% 2/1/2032	30,000	25,505
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,792
Charter Communications Operating, LLC 6.55% 6/1/2034	13,558	13,847
Charter Communications Operating, LLC 5.85% 12/1/2035	113,891	110,294
Charter Communications Operating, LLC 3.50% 6/1/2041	71,000	49,739
Charter Communications Operating, LLC 3.50% 3/1/2042	71,000	49,100
Charter Communications Operating, LLC 4.80% 3/1/2050	84,555	63,133

American Balanced Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Charter Communications Operating, LLC 3.70% 4/1/2051	USD94,326	$58,580
Charter Communications Operating, LLC 3.90% 6/1/2052	139,054	88,725
Charter Communications Operating, LLC 5.25% 4/1/2053	80,154	62,545
Charter Communications Operating, LLC 6.70% 12/1/2055	64,672	61,680
Charter Communications Operating, LLC 3.85% 4/1/2061	30,000	17,633
Charter Communications Operating, LLC 3.95% 6/30/2062	30,000	17,756
Charter Communications Operating, LLC 5.50% 4/1/2063	91,556	70,264
Comcast Corp. 1.95% 1/15/2031	533	471
Comcast Corp. 5.30% 6/1/2034	5,179	5,201
Comcast Corp. 5.30% 5/15/2035	2,012	2,019
Meta Platforms, Inc. 4.55% 5/15/2031	30,000	29,847
Meta Platforms, Inc. 4.60% 11/15/2032	69,343	68,207
Meta Platforms, Inc. 4.875% 11/15/2035	239,685	233,342
Meta Platforms, Inc. 5.25% 5/15/2036	68,000	67,546
Meta Platforms, Inc. 5.50% 11/15/2045	51,096	47,441
Meta Platforms, Inc. 5.40% 8/15/2054	31,250	27,592
Meta Platforms, Inc. 5.625% 11/15/2055	201,642	182,843
Meta Platforms, Inc. 6.30% 5/15/2056	17,814	17,744
Meta Platforms, Inc. 5.75% 11/15/2065	41,942	37,705
Netflix, Inc. 4.875% 4/15/2028	7,892	7,952
Orange 4.75% 1/13/2033 (g)	23,674	23,232
Orange 5.75% 1/13/2056 (g)	1,524	1,525
SBA Tower Trust 1.631% 11/15/2026 (g)	99,657	98,631
Space Exploration Technologies Corp. 5.35% 7/15/2031 (g)	21,114	21,064
Space Exploration Technologies Corp. 5.65% 7/15/2033 (g)	30,484	30,311
Space Exploration Technologies Corp. 5.875% 7/15/2036 (g)	24,750	24,436
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,514
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,975
T-Mobile USA, Inc. 2.05% 2/15/2028	1,074	1,032
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,292
T-Mobile USA, Inc. 4.80% 7/15/2028	2,151	2,160
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,093
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,597
T-Mobile USA, Inc. 2.40% 3/15/2029	401	379
T-Mobile USA, Inc. 2.55% 2/15/2031	244	221
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,998
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,658
T-Mobile USA, Inc. 5.125% 5/15/2032	24,988	25,255
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,121
T-Mobile USA, Inc. 5.30% 5/15/2035	23,520	23,638
T-Mobile USA, Inc. 4.95% 11/15/2035	5,850	5,725
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,084
T-Mobile USA, Inc. 5.75% 1/15/2054	506	483
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,755
Verizon Communications, Inc. 2.355% 3/15/2032	20,548	17,962
Verizon Communications, Inc. 4.75% 1/15/2033	26,665	26,259
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,526
Verizon Communications, Inc. 5.25% 4/2/2035	43,423	43,426
Verizon Communications, Inc. 5.00% 1/15/2036	28,768	28,068
Verizon Communications, Inc. 5.401% 7/2/2037	654	653
Verizon Communications, Inc. 2.85% 9/3/2041	858	611
Verizon Communications, Inc. 5.75% 11/30/2045	6,791	6,605
Verizon Communications, Inc. 5.875% 11/30/2055	12,643	12,274
Verizon Communications, Inc. 2.987% 10/30/2056	5,537	3,263
Verizon Communications, Inc. 6.00% 11/30/2065	7,643	7,414
		2,190,241

Health care 0.62%
Abbott Laboratories 4.00% 3/15/2031	20,000	19,495
Abbott Laboratories 4.30% 3/15/2033	32,250	31,290
Abbott Laboratories 4.65% 3/15/2036	43,000	41,770
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,065
AbbVie, Inc. 4.125% 3/15/2031	16,624	16,276
AbbVie, Inc. 4.95% 3/15/2031	79,250	80,397
AbbVie, Inc. 4.40% 3/15/2033	13,017	12,741

19	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
AbbVie, Inc. 5.20% 3/15/2035	USD10,187	$10,357
AbbVie, Inc. 4.75% 3/15/2036	11,526	11,281
AbbVie, Inc. 5.40% 3/15/2054	19,500	18,752
AbbVie, Inc. 5.60% 3/15/2055	9,522	9,447
AbbVie, Inc. 5.55% 3/15/2056	9,893	9,740
Amgen, Inc. 5.15% 3/2/2028	3,249	3,281
Amgen, Inc. 3.00% 2/22/2029	400	385
Amgen, Inc. 4.05% 8/18/2029	8,900	8,766
Amgen, Inc. 5.25% 3/2/2030	20,000	20,382
Amgen, Inc. 4.20% 2/19/2031	21,316	20,908
Amgen, Inc. 4.20% 3/1/2033	10,415	10,010
Amgen, Inc. 5.25% 3/2/2033	73,320	74,633
Amgen, Inc. 4.85% 2/19/2036	20,857	20,441
Amgen, Inc. 5.60% 3/2/2043	7,101	7,062
Amgen, Inc. 5.50% 2/19/2046	29,287	28,422
Amgen, Inc. 4.875% 3/1/2053	7,808	6,800
Amgen, Inc. 5.65% 3/2/2053	20,399	19,868
Amgen, Inc. 5.65% 2/19/2056	25,367	24,784
Amgen, Inc. 4.40% 2/22/2062	4,544	3,568
Amgen, Inc. 5.75% 3/2/2063	1,961	1,903
Ascension Health 4.078% 11/15/2028	9,619	9,537
Ascension Health 4.294% 11/15/2030	23,185	22,854
Ascension Health 4.923% 11/15/2035	13,627	13,466
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	34,829
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	5,066
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,630
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,213	1,988
AstraZeneca Finance, LLC 5.00% 2/26/2034	13,550	13,689
Banner Health 1.897% 1/1/2031	5,000	4,456
Banner Health 2.913% 1/1/2051	6,005	3,687
Baxter International, Inc. 1.915% 2/1/2027	10,095	9,930
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,774
Baxter International, Inc. 4.45% 2/15/2029	5,077	5,020
Bayer US Finance, LLC 6.125% 11/21/2026 (g)	23,901	24,027
Bayer US Finance, LLC 6.25% 1/21/2029 (g)	13,802	14,254
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	19,029
Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,425	19,816
Centene Corp. 4.25% 12/15/2027	24,247	24,132
Cigna Group (The) 5.25% 1/15/2036	30,500	30,589
CVS Health Corp. 5.00% 1/30/2029	2,086	2,105
CVS Health Corp. 5.25% 1/30/2031	10,000	10,172
CVS Health Corp. 5.55% 6/1/2031	72,404	74,586
CVS Health Corp. 5.70% 6/1/2034	18,668	19,276
CVS Health Corp. 6.05% 6/1/2054	12,000	12,015
CVS Health Corp. 6.20% 9/15/2055	314	322
Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,869
Elevance Health, Inc. 5.20% 2/15/2035	3,064	3,072
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,538
Elevance Health, Inc. 5.70% 9/15/2055	31,000	30,221
Eli Lilly and Co. 3.375% 3/15/2029	77	75
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,139
Eli Lilly and Co. 5.10% 2/12/2035	34,660	35,216
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,285
Eli Lilly and Co. 4.95% 2/27/2063	330	294
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,074
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	5,170
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,160
HCA, Inc. 3.375% 3/15/2029	1,118	1,081
HCA, Inc. 3.625% 3/15/2032	1,450	1,350
HCA, Inc. 4.375% 3/15/2042	399	338
HCA, Inc. 4.625% 3/15/2052	379	309
Humana, Inc. 3.70% 3/23/2029	4,608	4,491
Humana, Inc. 5.375% 4/15/2031	12,962	13,141
Humana, Inc. 5.55% 5/1/2035	29,152	29,207
Humana, Inc. 5.75% 4/15/2054	6,066	5,694
Medline Borrower, LP 5.25% 10/1/2029 (g)	50,000	49,720

American Balanced Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Medline Borrower, LP 5.00% 6/15/2031 (g)	USD30,164	$30,037
Medline Borrower, LP 5.25% 6/15/2033 (g)	14,576	14,498
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,039	10,019
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,064
Novant Health, Inc. 3.168% 11/1/2051	25,939	17,151
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,586
Novartis Capital Corp. 4.40% 3/18/2031	12,838	12,747
Novartis Capital Corp. 4.60% 3/18/2033	18,540	18,375
Novartis Capital Corp. 4.90% 3/18/2036	42,374	42,128
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,240
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,158
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	24,550
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	770
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,423
Pfizer, Inc. 2.625% 4/1/2030	15,000	14,021
Pfizer, Inc. 4.20% 11/15/2030	22,236	21,955
Pfizer, Inc. 4.50% 11/15/2032	41,750	41,194
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	17,520	17,409
Roche Holdings, Inc. 4.592% 9/9/2034 (g)	8,771	8,608
Sharp Healthcare 2.68% 8/1/2050	15,620	9,586
Summa Health 3.511% 11/15/2051	17,193	12,590
Sutter Health 5.164% 8/15/2033	9,905	10,023
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	34,501	34,438
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	3,201	3,234
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,800	3,159
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	12,590	13,071
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	26,075	26,731
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	5,285	5,194
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	29,422	29,087
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,268
UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	20,158
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,966
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	984
UnitedHealth Group, Inc. 4.65% 1/15/2031	20,000	20,030
UnitedHealth Group, Inc. 4.95% 1/15/2032	20,000	20,148
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,080
UnitedHealth Group, Inc. 5.35% 2/15/2033	25,000	25,662
UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	13,819
UnitedHealth Group, Inc. 5.30% 6/15/2035	24,244	24,701
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,690	20,246
UnitedHealth Group, Inc. 5.95% 6/15/2055	45,250	46,663
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,685
		1,775,973

Information technology 0.58%
Accenture Capital, Inc. 4.25% 10/4/2031	20,724	20,228
Accenture Capital, Inc. 4.50% 10/4/2034	19,774	18,972
Amphenol Corp. 3.90% 11/15/2028	20,000	19,761
Amphenol Corp. 4.625% 2/15/2036	34,242	33,075
Amphenol Corp. 5.30% 11/15/2055	17,191	16,326
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,343
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,248
Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,718
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,163
Broadcom, Inc. 4.00% 4/15/2029 (g)	219	216
Broadcom, Inc. 4.15% 4/15/2032 (g)	2,471	2,379
Broadcom, Inc. 3.469% 4/15/2034	304	273
Broadcom, Inc. 5.20% 7/15/2035	35,080	35,216
Broadcom, Inc. 3.187% 11/15/2036 (g)	588	493
Cisco Systems, Inc. 5.10% 2/24/2035	40,612	41,041
Intel Corp. 5.00% 8/15/2033	9,585	9,515
Intel Corp. 3.05% 8/12/2051	4,265	2,670
Intel Corp. 5.60% 2/21/2054	21,967	20,559
Intuit, Inc. 1.35% 7/15/2027	1,101	1,068
Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,279

21	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Microchip Technology, Inc. 5.05% 3/15/2029	USD12,575	$12,675
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,531
Oracle Corp. 4.95% 2/4/2031	114,046	111,678
Oracle Corp. 5.25% 2/3/2032	15,000	14,791
Oracle Corp. 4.80% 9/26/2032	132,000	125,653
Oracle Corp. 6.25% 11/9/2032	61,796	63,539
Oracle Corp. 5.35% 5/4/2033	66,139	64,264
Oracle Corp. 5.20% 9/26/2035	142,244	133,228
Oracle Corp. 5.70% 2/4/2036	229,634	222,471
Oracle Corp. 5.875% 9/26/2045	86,000	75,331
Oracle Corp. 6.55% 2/4/2046	33,576	31,669
Oracle Corp. 5.55% 2/6/2053	799	644
Oracle Corp. 6.00% 8/3/2055	21,186	18,052
Oracle Corp. 5.95% 9/26/2055	100,467	85,432
Oracle Corp. 6.70% 2/4/2056	191,512	180,365
Oracle Corp. 6.10% 9/26/2065	37,468	31,376
Oracle Corp. 6.85% 2/4/2066	26,000	24,216
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (g)	123,131	122,792
SK hynix, Inc. 6.375% 1/17/2028 (g)	10,000	10,261
Synopsys, Inc. 4.85% 4/1/2030	18,356	18,391
Synopsys, Inc. 5.15% 4/1/2035	45,584	45,344
Synopsys, Inc. 5.70% 4/1/2055	7,681	7,456
TSMC Global, Ltd. 4.375% 7/22/2027 (g)	332	332
		1,664,034

Energy 0.39%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	4,346	4,323
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,372
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	863
Cheniere Energy Partners, LP 5.35% 11/30/2036 (g)	39,560	39,373
Cheniere Energy Partners, LP 6.05% 11/30/2056 (g)	24,168	24,430
Chevron USA, Inc. 4.687% 4/15/2030	20,000	20,145
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (g)	27,000	28,065
ConocoPhillips Co. 3.80% 3/15/2052	533	391
ConocoPhillips Co. 5.30% 5/15/2053	270	251
Devon Energy Corp. 5.20% 9/15/2034	8,831	8,843
Diamondback Energy, Inc. 5.75% 4/18/2054	10,750	10,459
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,096
Enbridge, Inc. 6.70% 11/15/2053	8,956	9,857
Energy Transfer, LP 5.25% 7/1/2029	7,791	7,904
Enterprise Products Operating, LLC 4.60% 1/15/2031	4,383	4,370
Enterprise Products Operating, LLC 5.20% 1/15/2036	3,920	3,934
EOG Resources, Inc. 4.40% 1/15/2031	8,365	8,257
EOG Resources, Inc. 5.65% 12/1/2054	12,648	12,386
Equinor ASA 3.625% 9/10/2028	13,155	12,973
Equinor ASA 4.25% 11/23/2041	5,400	4,739
Green Palm Bidco SARL 5.957% 6/30/2041 (g)	18,523	18,730
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	10,000	10,216
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,494
MPLX, LP 4.125% 3/1/2027	4,175	4,166
MPLX, LP 5.40% 9/15/2035	5,789	5,776
Occidental Petroleum Corp. 6.625% 9/1/2030	67,953	71,926
Occidental Petroleum Corp. 5.375% 1/1/2032	73,000	74,495
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,579
ONEOK, Inc. 5.65% 11/1/2028	25,436	25,971
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,445
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,397
Petroleos Mexicanos 5.95% 1/28/2031	159,721	157,964
Petroleos Mexicanos 6.70% 2/16/2032	216,478	218,529
Petroleos Mexicanos 6.625% 6/15/2035	34,000	33,034
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,267
Qatar Energy 3.125% 7/12/2041 (g)	12,578	9,520
Qatar Energy 3.30% 7/12/2051 (g)	6,796	4,658
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (g)	5,000	5,009
Schlumberger Investment SA 4.55% 5/7/2031	11,091	11,032

American Balanced Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 4.80% 5/7/2033	USD64,857	$64,524
Schlumberger Investment SA 5.15% 5/7/2036	19,603	19,523
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	7,763	7,784
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	7,253	7,279
TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,434
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	61,149	60,133
Transportadora de Gas del Peru SA 4.25% 4/30/2028	457	454
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (g)	34,760	32,648
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (g)	7,464	6,657
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (g)	7,655	7,742
		1,120,417

Industrials 0.34%
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,699
BAE Systems PLC 5.125% 3/26/2029 (g)	19,331	19,600
BAE Systems PLC 5.25% 3/26/2031 (g)	10,863	11,087
BAE Systems PLC 5.30% 3/26/2034 (g)	11,308	11,516
BAE Systems PLC 5.50% 3/26/2054 (g)	2,445	2,421
Boeing Co. (The) 5.04% 5/1/2027	17,340	17,392
Boeing Co. (The) 3.25% 2/1/2028	1,165	1,141
Boeing Co. (The) 3.25% 3/1/2028	3,455	3,387
Boeing Co. (The) 6.298% 5/1/2029	13,899	14,472
Boeing Co. (The) 5.15% 5/1/2030	9,820	9,942
Boeing Co. (The) 3.625% 2/1/2031	4,420	4,208
Boeing Co. (The) 6.388% 5/1/2031	3,696	3,928
Boeing Co. (The) 3.60% 5/1/2034	3,180	2,863
Boeing Co. (The) 6.528% 5/1/2034	43,469	47,306
Boeing Co. (The) 3.25% 2/1/2035	133	115
Boeing Co. (The) 3.50% 3/1/2039	116	95
Boeing Co. (The) 5.705% 5/1/2040	183	186
Boeing Co. (The) 3.90% 5/1/2049	342	257
Boeing Co. (The) 3.75% 2/1/2050	229	167
Boeing Co. (The) 5.805% 5/1/2050	35,807	35,399
Boeing Co. (The) 6.858% 5/1/2054	17,876	20,105
Boeing Co. (The) 5.93% 5/1/2060	12,115	11,926
Boeing Co. (The) 7.008% 5/1/2064	17,990	20,477
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	4,031
Canadian Pacific Railway Co. 5.20% 3/30/2035	11,531	11,662
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,133	841
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,532	2,308
Carrier Global Corp. 2.493% 2/15/2027	30	30
Carrier Global Corp. 3.377% 4/5/2040	1,080	868
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (g)	29,900	30,995
CSX Corp. 3.80% 3/1/2028	3,590	3,554
CSX Corp. 4.25% 3/15/2029	3,650	3,624
CSX Corp. 4.10% 11/15/2032	27,234	26,373
CSX Corp. 5.20% 11/15/2033	5,000	5,109
CSX Corp. 5.05% 6/15/2035	26,813	26,878
Eaton Corp. 4.20% 3/6/2031	25,353	24,856
Eaton Corp. 4.50% 3/6/2033	14,728	14,424
Eaton Corp. 4.80% 3/6/2036	24,908	24,447
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,435
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (g)	71,828	70,608
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (g)	41,524	40,775
Hubbell, Inc. 4.65% 6/15/2031	45,000	44,832
John Deere Capital Corp. 5.10% 4/11/2034	30,000	30,468
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	18,134
Masco Corp. 1.50% 2/15/2028	1,996	1,900
Masco Corp. 2.00% 2/15/2031	1,922	1,695
Masco Corp. 3.125% 2/15/2051	110	71
Mexico City Airport Trust 4.25% 10/31/2026	2,800	2,800
Mexico City Airport Trust 5.50% 7/31/2047	2,948	2,525
Norfolk Southern Corp. 4.45% 3/1/2033	7,243	7,102
Norfolk Southern Corp. 5.10% 5/1/2035	13,125	13,218
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,931

23	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Norfolk Southern Corp. 4.55% 6/1/2053	USD1,966	$1,647
Norfolk Southern Corp. 5.35% 8/1/2054	16,224	15,328
Paychex, Inc. 5.10% 4/15/2030	7,804	7,873
Paychex, Inc. 5.60% 4/15/2035	1,989	2,011
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,761
RTX Corp. 5.15% 2/27/2033	13,347	13,595
RTX Corp. 5.375% 2/27/2053	5,079	4,867
Siemens Funding BV 4.90% 5/28/2032 (g)	40,750	41,283
Siemens Funding BV 5.80% 5/28/2055 (g)	28,035	29,032
Sumisho Air Lease Corp. 2.20% 1/15/2027	6,085	6,008
Sumisho Air Lease Corp. 4.40% 3/24/2028 (g)	36,235	36,053
Sumisho Air Lease Corp. 2.10% 9/1/2028	5,824	5,499
Sumisho Air Lease Corp. 4.50% 3/24/2029 (g)	33,465	33,189
Sumisho Air Lease Corp. 4.85% 3/24/2031 (g)	46,325	45,854
Triton Container International, Ltd. 3.15% 6/15/2031 (g)	19,690	17,840
Union Pacific Corp. 2.80% 2/14/2032	25,516	23,242
Union Pacific Corp. 5.10% 2/20/2035	13,463	13,662
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,214
Union Pacific Corp. 2.95% 3/10/2052	1,606	1,028
Union Pacific Corp. 5.60% 12/1/2054	8,505	8,443
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,714
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,635
		983,991

Consumer staples 0.28%
BAT Capital Corp. 4.70% 4/2/2027	1,519	1,522
BAT Capital Corp. 3.557% 8/15/2027	2,014	1,995
BAT Capital Corp. 2.259% 3/25/2028	2,787	2,682
BAT Capital Corp. 3.462% 9/6/2029	1,080	1,042
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,754
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,227
BAT Capital Corp. 4.742% 3/16/2032	3,753	3,737
BAT Capital Corp. 5.35% 8/15/2032	69,500	71,157
BAT Capital Corp. 4.625% 3/22/2033	7,529	7,371
BAT Capital Corp. 4.39% 8/15/2037	4,744	4,341
BAT Capital Corp. 7.079% 8/2/2043	27,000	30,091
BAT Capital Corp. 4.54% 8/15/2047	826	681
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,063
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,634
BAT International Finance PLC 4.448% 3/16/2028	20,778	20,731
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,463
Campbell’s Co. (The) 4.75% 3/23/2035	3,736	3,489
Clorox Co. 4.70% 5/15/2031	10,674	10,609
Clorox Co. 4.95% 5/15/2033	3,754	3,719
Clorox Co. 5.25% 5/15/2036	6,315	6,294
Coca-Cola Co. 1.00% 3/15/2028	4,324	4,098
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,107
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,463
Constellation Brands, Inc. 4.80% 5/1/2030	1,983	1,990
Constellation Brands, Inc. 4.85% 5/6/2031	52,798	52,796
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,940
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,494
Coty, Inc. 4.75% 1/15/2029 (g)	17,692	17,205
Coty, Inc. 6.625% 7/15/2030 (g)	22,255	22,277
Coty, Inc. 5.60% 1/15/2031 (g)	32,822	31,951
Imperial Brands Finance PLC 4.50% 6/30/2028 (g)	22,882	22,831
Imperial Brands Finance PLC 4.875% 2/7/2032 (g)	57,619	57,271
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	9,250	9,338
Imperial Brands Finance PLC 6.375% 7/1/2055 (g)	7,692	7,857
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,133
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,609
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,032
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,932

American Balanced Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
JBS USA Holding Lux SARL 3.00% 2/2/2029	USD5,387	$5,172
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,951
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,362
Mars, Inc. 4.80% 3/1/2030 (g)	49,160	49,316
Mars, Inc. 5.00% 3/1/2032 (g)	32,707	32,947
Mars, Inc. 5.70% 5/1/2055 (g)	68,831	67,858
McCormick & Co., Inc. 4.15% 2/15/2029	4,016	3,973
Mondelez International, Inc. 5.125% 5/6/2035	10,305	10,338
PepsiCo, Inc. 3.625% 3/19/2050	112	84
PepsiCo, Inc. 2.75% 10/21/2051	275	172
Philip Morris International, Inc. 5.125% 11/17/2027	14,780	14,920
Philip Morris International, Inc. 4.875% 2/15/2028	3,185	3,205
Philip Morris International, Inc. 5.625% 11/17/2029	11,316	11,669
Philip Morris International, Inc. 5.125% 2/15/2030	27,212	27,629
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,190
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,366
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,256
Philip Morris International, Inc. 4.75% 11/1/2031	31,639	31,753
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,174
Philip Morris International, Inc. 4.90% 11/1/2034	27,205	27,048
Philip Morris International, Inc. 4.875% 4/30/2035	30,125	29,695
Sysco Corp. 3.15% 12/14/2051	535	341
		823,351

Real estate 0.11%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,691
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,262
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,738
American Tower Corp. 1.45% 9/15/2026	3,032	3,015
American Tower Corp. 3.60% 1/15/2028	3,750	3,698
American Tower Corp. 2.30% 9/15/2031	732	646
American Tower Corp. 2.95% 1/15/2051	3,750	2,355
Boston Properties, LP 2.90% 3/15/2030	47,006	43,806
Boston Properties, LP 3.25% 1/30/2031	20,599	19,118
Boston Properties, LP 2.55% 4/1/2032	49,079	42,760
Boston Properties, LP 6.50% 1/15/2034	22,812	24,220
Boston Properties, LP 5.75% 1/15/2035	19,203	19,395
COPT Defense Properties, LP 2.00% 1/15/2029	301	282
COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,288
COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,554
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (g)	5,315	4,840
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,661
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,073
ERP Operating, LP 4.65% 9/15/2034	4,736	4,622
Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,670
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,809
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	43,922	44,372
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (g)	1,170	1,214
Piedmont Operating Partnership, LP 5.625% 1/15/2033	3,607	3,593
Prologis, LP 4.875% 6/15/2028	5,969	6,023
Prologis, LP 4.75% 6/15/2033	10,929	10,833
Prologis, LP 5.00% 3/15/2034	2,650	2,646
Prologis, LP 5.00% 1/31/2035	5,735	5,708
Prologis, LP 5.25% 6/15/2053	273	259
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,434
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,744
Public Storage Operating Co. 2.30% 5/1/2031	1,855	1,668
Scentre Group Trust 1 3.75% 3/23/2027 (g)	7,630	7,585
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	6,100
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,578
VICI Properties, LP 4.75% 4/1/2028	10,834	10,828
		319,088

25	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials 0.10%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	USD7,229	$7,086
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,861
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	295
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	137
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	11,429	11,611
Celanese US Holdings, LLC 7.165% 7/15/2027	4,670	4,786
Celanese US Holdings, LLC 7.379% 7/15/2032	2,094	2,203
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (g)	7,829	7,806
Dow Chemical Co. (The) 5.35% 3/15/2035	7,848	7,728
Dow Chemical Co. (The) 5.65% 3/15/2036	2,336	2,325
Dow Chemical Co. (The) 4.375% 11/15/2042	6,572	5,303
Dow Chemical Co. (The) 4.625% 10/1/2044	360	294
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,716
Dow Chemical Co. (The) 3.60% 11/15/2050	16,971	11,261
Dow Chemical Co. (The) 5.60% 2/15/2054	1,685	1,494
Ecolab, Inc. 4.80% 6/15/2031	49,000	49,234
Ecolab, Inc. 5.15% 6/15/2033	49,000	49,692
Ecolab, Inc. 5.35% 6/15/2036	24,500	24,932
JH North America Holdings, Inc. 5.875% 1/31/2031 (g)	3,845	3,866
JH North America Holdings, Inc. 6.125% 7/31/2032 (g)	3,730	3,764
LYB International Finance III, LLC 5.125% 1/15/2031	3,332	3,328
LYB International Finance III, LLC 5.50% 3/1/2034	3,557	3,528
LYB International Finance III, LLC 6.15% 5/15/2035	7,443	7,631
LYB International Finance III, LLC 5.875% 1/15/2036	27,368	27,453
LYB International Finance III, LLC 3.375% 10/1/2040	8,450	6,194
Mosaic Co. 4.05% 11/15/2027	4,490	4,461
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	6,326	6,426
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	14,682	14,863
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,731
Sherwin-Williams Co. 3.80% 8/15/2049	80	60
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,015
Westlake Corp. 4.375% 11/15/2047	1,500	1,165
		279,249

Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	7,952
Total corporate bonds and notes		26,771,791
Mortgage-backed obligations 7.65%
Federal agency mortgage-backed obligations 5.86%
Fannie Mae Pool #BE7150 3.50% 2/1/2032 (j)	58	57
Fannie Mae Pool #357399 5.50% 6/1/2033 (j)	30	30
Fannie Mae Pool #AS0727 3.50% 10/1/2033 (j)	40	38
Fannie Mae Pool #555880 5.50% 11/1/2033 (j)	379	383
Fannie Mae Pool #555956 5.50% 12/1/2033 (j)	332	335
Fannie Mae Pool #MA2138 3.50% 1/1/2035 (j)	85	82
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (j)	31,737	29,809
Fannie Mae Pool #AA0914 5.00% 7/1/2035 (j)	99	100
Fannie Mae Pool #745092 6.50% 7/1/2035 (j)	339	351
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (j)	1,219	1,142
Fannie Mae Pool #887695 6.00% 6/1/2036 (j)	168	174
Fannie Mae Pool #888292 6.00% 3/1/2037 (j)	1,046	1,097
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (j)	1,375	1,288
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (j)	3,814	3,573
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (j)	1,170	1,096
Fannie Mae Pool #256860 6.50% 8/1/2037 (j)	156	160
Fannie Mae Pool #888746 6.50% 10/1/2037 (j)	308	320
Fannie Mae Pool #MA3280 3.50% 2/1/2038 (j)	71	68
Fannie Mae Pool #889658 6.50% 6/1/2038 (j)	362	384
Fannie Mae Pool #MA3412 3.50% 7/1/2038 (j)	180	171
Fannie Mae Pool #FM1441 3.50% 8/1/2039 (j)	285	271
Fannie Mae Pool #AD0679 5.50% 10/1/2039 (j)	10	10
Fannie Mae Pool #932752 5.00% 4/1/2040 (j)	205	207
Fannie Mae Pool #AD8536 5.00% 8/1/2040 (j)	699	705

American Balanced Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE3049 4.50% 9/1/2040 (j)	USD1,245	$1,231
Fannie Mae Pool #AE2513 5.00% 9/1/2040 (j)	539	544
Fannie Mae Pool #AE4689 5.00% 9/1/2040 (j)	224	224
Fannie Mae Pool #AE0395 4.50% 10/1/2040 (j)	1,595	1,579
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (j)	986	975
Fannie Mae Pool #AH3575 4.50% 1/1/2041 (j)	1,743	1,725
Fannie Mae Pool #AH9370 5.00% 4/1/2041 (j)	229	231
Fannie Mae Pool #AH9420 5.00% 4/1/2041 (j)	124	126
Fannie Mae Pool #AI2503 4.00% 5/1/2041 (j)	1,361	1,316
Fannie Mae Pool #AI0582 5.00% 5/1/2041 (j)	194	196
Fannie Mae Pool #AH9938 5.00% 5/1/2041 (j)	128	129
Fannie Mae Pool #AI1865 5.00% 5/1/2041 (j)	15	15
Fannie Mae Pool #AI4289 5.00% 6/1/2041 (j)	178	180
Fannie Mae Pool #AH5452 5.00% 6/1/2041 (j)	88	88
Fannie Mae Pool #AI4296 5.00% 6/1/2041 (j)	49	49
Fannie Mae Pool #AI4563 5.00% 6/1/2041 (j)	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (j)	22,999	19,973
Fannie Mae Pool #AI5589 4.50% 7/1/2041 (j)	24	23
Fannie Mae Pool #AI8121 5.00% 7/1/2041 (j)	513	517
Fannie Mae Pool #AI7218 5.00% 7/1/2041 (j)	260	261
Fannie Mae Pool #AI6576 5.00% 7/1/2041 (j)	63	63
Fannie Mae Pool #MA0791 5.00% 7/1/2041 (j)	62	62
Fannie Mae Pool #AI7058 5.00% 7/1/2041 (j)	40	41
Fannie Mae Pool #AI3894 5.00% 8/1/2041 (j)	209	210
Fannie Mae Pool #AI7159 5.00% 9/1/2041 (j)	94	95
Fannie Mae Pool #AJ1422 5.00% 9/1/2041 (j)	2	2
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (j)	88,328	73,909
Fannie Mae Pool #AQ9302 3.50% 1/1/2043 (j)	382	356
Fannie Mae Pool #AT7696 3.50% 6/1/2043 (j)	3,876	3,610
Fannie Mae Pool #AT7689 3.50% 6/1/2043 (j)	1,317	1,228
Fannie Mae Pool #AT7680 3.50% 6/1/2043 (j)	536	499
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (j)	166	160
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (j)	108	104
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (j)	101	97
Fannie Mae Pool #AV1538 4.50% 11/1/2043 (j)	2,453	2,405
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (j)	56,868	52,899
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (j)	3,792	3,530
Fannie Mae Pool #AL9499 3.50% 1/1/2046 (j)	3,476	3,234
Fannie Mae Pool #AS6789 3.50% 3/1/2046 (j)	3,764	3,497
Fannie Mae Pool #MA2608 3.00% 5/1/2046 (j)	893	802
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (j)	6,577	6,117
Fannie Mae Pool #AS7168 3.50% 5/1/2046 (j)	2,692	2,495
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (j)	312	295
Fannie Mae Pool #MA2771 3.00% 10/1/2046 (j)	842	752
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (j)	38,699	36,992
Fannie Mae Pool #FM2795 3.00% 11/1/2046 (j)	2,689	2,411
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (j)	2,063	1,869
Fannie Mae Pool #BD9665 4.00% 11/1/2046 (j)	755	717
Fannie Mae Pool #BC9081 3.00% 12/1/2046 (j)	15,978	14,095
Fannie Mae Pool #BE3151 3.50% 1/1/2047 (j)	865	802
Fannie Mae Pool #BE3162 3.50% 1/1/2047 (j)	749	693
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (j)	834	707
Fannie Mae Pool #BE9242 4.50% 3/1/2047 (j)	19	19
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (j)	1,811	1,482
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (j)	2,512	2,274
Fannie Mae Pool #BD7156 4.00% 4/1/2047 (j)	31,448	29,926
Fannie Mae Pool #BM1653 4.00% 6/1/2047 (j)	63,859	60,807
Fannie Mae Pool #BH7779 3.50% 8/1/2047 (j)	21	19
Fannie Mae Pool #256893 7.00% 8/1/2047 (j)	5	5
Fannie Mae Pool #BH4022 3.50% 9/1/2047 (j)	11,691	10,776
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (j)	2,903	2,756
Fannie Mae Pool #BH6387 3.50% 10/1/2047 (j)	330	303
Fannie Mae Pool #MA3149 4.00% 10/1/2047 (j)	1,573	1,493
Fannie Mae Pool #CA0623 4.50% 10/1/2047 (j)	1,896	1,858
Fannie Mae Pool #256975 7.00% 10/1/2047 (j)	34	34
Fannie Mae Pool #920015 7.00% 10/1/2047 (j)	15	16

27	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (j)	USD3,263	$3,008
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (j)	2,180	2,074
Fannie Mae Pool #MA3183 4.00% 11/1/2047 (j)	385	365
Fannie Mae Pool #257030 6.50% 11/1/2047 (j)	41	42
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (j)	5,410	5,004
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (j)	971	949
Fannie Mae Pool #BM3332 3.50% 1/1/2048 (j)	985	910
Fannie Mae Pool #BJ4342 4.00% 1/1/2048 (j)	214	203
Fannie Mae Pool #CA1015 4.00% 1/1/2048 (j)	45	43
Fannie Mae Pool #BJ8318 4.50% 1/1/2048 (j)	79	77
Fannie Mae Pool #BK1198 4.00% 2/1/2048 (j)	551	523
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (j)	34	32
Fannie Mae Pool #BK1135 4.50% 2/1/2048 (j)	341	333
Fannie Mae Pool #BM3714 3.50% 3/1/2048 (j)	3,865	3,570
Fannie Mae Pool #BJ6760 3.50% 3/1/2048 (j)	3,045	2,816
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (j)	6,855	6,329
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (j)	22	21
Fannie Mae Pool #BJ9260 4.00% 4/1/2048 (j)	12	11
Fannie Mae Pool #BM4033 3.50% 5/1/2048 (j)	14,716	13,588
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (j)	4,090	3,996
Fannie Mae Pool #BW9776 3.00% 6/1/2048 (j)	90	79
Fannie Mae Pool #BJ5829 4.50% 6/1/2048 (j)	48	47
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (j)	48,354	43,229
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (j)	19,410	17,942
Fannie Mae Pool #BM2007 4.00% 9/1/2048 (j)	60	57
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (j)	30	29
Fannie Mae Pool #BF0323 3.00% 11/1/2048 (j)	20,916	18,699
Fannie Mae Pool #BF0325 3.50% 11/1/2048 (j)	25,541	23,609
Fannie Mae Pool #CA2642 4.50% 11/1/2048 (j)	153	149
Fannie Mae Pool #CA3068 3.50% 2/1/2049 (j)	4,127	3,810
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (j)	43	40
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (j)	14,711	13,665
Fannie Mae Pool #CA3503 4.00% 5/1/2049 (j)	4	3
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (j)	3,357	3,007
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (j)	2,345	2,108
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (j)	648	599
Fannie Mae Pool #CA4079 3.50% 8/1/2049 (j)	13,703	12,583
Fannie Mae Pool #BO1345 3.50% 8/1/2049 (j)	21	20
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (j)	231	219
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (j)	24	23
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (j)	17,317	15,976
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (j)	714	660
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (j)	500	475
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (j)	27	25
Fannie Mae Pool #CA4533 3.00% 11/1/2049 (j)	25,576	22,894
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (j)	14,029	12,533
Fannie Mae Pool #BO4808 3.00% 12/1/2049 (j)	9,706	8,641
Fannie Mae Pool #CA4800 3.50% 12/1/2049 (j)	39,375	36,420
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (j)	1,026	860
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (j)	12,387	10,383
Fannie Mae Pool #BP5843 2.50% 5/1/2050 (j)	68	57
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (j)	34,908	29,846
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (j)	3,362	2,818
Fannie Mae Pool #CA6078 2.50% 6/1/2050 (j)	744	625
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (j)	149	125
Fannie Mae Pool #CA6087 3.00% 6/1/2050 (j)	37,144	32,560
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (j)	2,712	2,273
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (j)	2,433	2,039
Fannie Mae Pool #CA6289 2.50% 7/1/2050 (j)	473	396
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (j)	4,980	4,370
Fannie Mae Pool #CA6579 2.00% 8/1/2050 (j)	36,280	29,622
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (j)	15,501	12,537
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (j)	30,628	26,168
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (j)	8,579	7,203
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (j)	7,907	6,627
Fannie Mae Pool #CA6603 2.50% 8/1/2050 (j)	6,476	5,428

American Balanced Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4096 2.50% 8/1/2050 (j)	USD2,258	$1,909
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (j)	643	539
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (j)	2,765	2,427
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (j)	75,664	61,088
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (j)	22,526	18,083
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (j)	4,910	3,972
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (j)	44	36
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (j)	1,729	1,480
Fannie Mae Pool #CA6996 2.50% 9/1/2050 (j)	1,639	1,376
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (j)	637	534
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (j)	295	247
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (j)	22,179	19,690
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (j)	1,493	1,316
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (j)	49,145	40,265
Fannie Mae Pool #FP0053 2.00% 10/1/2050 (j)	45,172	36,526
Fannie Mae Pool #MA4158 2.00% 10/1/2050 (j)	41,151	33,231
Fannie Mae Pool #FP0051 2.00% 10/1/2050 (j)	27,730	22,516
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (j)	1,565	1,310
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (j)	1,474	1,236
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (j)	726	607
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (j)	178	150
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (j)	4,231	3,713
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (j)	565	453
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (j)	499	399
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (j)	29,022	24,857
Fannie Mae Pool #BQ9030 2.50% 11/1/2050 (j)	10,369	8,757
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (j)	7,479	6,352
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (j)	4,996	4,194
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (j)	282	236
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (j)	146	124
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (j)	104	87
Fannie Mae Pool #CA7606 3.00% 11/1/2050 (j)	18,257	16,267
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (j)	47,610	38,405
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (j)	45,063	36,046
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (j)	9,666	7,852
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (j)	1,949	1,565
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (j)	914	731
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (j)	542	434
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (j)	286	230
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (j)	21,485	18,221
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (j)	13,426	11,372
Fannie Mae Pool #FM5173 2.50% 12/1/2050 (j)	1,587	1,359
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (j)	24,923	22,197
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (j)	7,904	7,056
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (j)	3,030	2,659
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (j)	1,218	1,190
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (j)	55,771	44,988
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (j)	2,798	2,238
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (j)	2,425	1,947
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (j)	653	522
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (j)	39,561	33,552
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (j)	3,192	2,739
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (j)	317	265
Fannie Mae Pool #CA8607 2.50% 1/1/2051 (j)	249	209
Fannie Mae Pool #BR0757 2.50% 1/1/2051 (j)	62	52
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (j)	65,449	58,102
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (j)	25,544	22,392
Fannie Mae Pool #CA8645 4.00% 1/1/2051 (j)	18	17
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (j)	21,272	17,272
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (j)	20,428	16,593
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (j)	11,728	9,574
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (j)	2,427	1,941
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (j)	1,018	814
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (j)	915	732
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (j)	281	226
Fannie Mae Pool #BR4014 2.00% 2/1/2051 (j)	254	204

29	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (j)	USD31,338	$26,229
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (j)	19,373	16,503
Fannie Mae Pool #FS3207 2.50% 2/1/2051 (j)	4,555	3,823
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (j)	1,818	1,534
Fannie Mae Pool #FM5778 2.50% 2/1/2051 (j)	1,669	1,430
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (j)	918	770
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (j)	234	196
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (j)	113	95
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (j)	111	93
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (j)	65	54
Fannie Mae Pool #CA8870 3.00% 2/1/2051 (j)	88,965	79,110
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (j)	15,254	13,320
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (j)	1,049	931
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (j)	2,380	1,904
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (j)	427	342
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (j)	26,403	22,098
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (j)	3,692	3,121
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (j)	680	569
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (j)	634	530
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (j)	76	63
Fannie Mae Pool #CB0090 2.00% 4/1/2051 (j)	170,565	137,162
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (j)	60,491	48,681
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (j)	19,603	15,681
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (j)	1,379	1,114
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (j)	846	676
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (j)	632	506
Fannie Mae Pool #FM7083 2.00% 4/1/2051 (j)	461	369
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (j)	12,712	10,640
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (j)	10,518	8,878
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (j)	1,121	939
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (j)	559	469
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (j)	461	387
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (j)	377	316
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (j)	371	310
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (j)	30	25
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (j)	32,156	28,295
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (j)	3,843	3,401
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (j)	890	779
Fannie Mae Pool #CB0496 2.00% 5/1/2051 (j)	38,805	31,329
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (j)	32,816	26,514
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (j)	3,362	2,690
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (j)	1,236	989
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (j)	814	656
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (j)	655	524
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (j)	419	335
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (j)	144,220	122,313
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (j)	16,348	13,683
Fannie Mae Pool #BR8793 2.50% 5/1/2051 (j)	14,831	12,413
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (j)	7,245	6,080
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (j)	5,810	4,862
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (j)	961	804
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (j)	723	605
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (j)	277	232
Fannie Mae Pool #CB0456 2.50% 5/1/2051 (j)	263	220
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (j)	225	188
Fannie Mae Pool #FA1024 2.50% 5/1/2051 (j)	220	185
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (j)	128	108
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (j)	45	38
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (j)	34	28
Fannie Mae Pool #BR9540 4.00% 5/1/2051 (j)	2,105	2,045
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (j)	15,496	12,683
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (j)	646	516
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (j)	247	198
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (j)	19,075	15,965
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (j)	16,659	13,982
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (j)	3,603	3,015

American Balanced Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (j)	USD2,889	$2,541
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (j)	1,478	1,291
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (j)	45,838	37,045
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (j)	18,234	14,659
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (j)	381	304
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (j)	129,581	108,455
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (j)	23,981	20,293
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (j)	10,567	8,844
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (j)	9,010	7,541
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (j)	2,441	2,052
Fannie Mae Pool #FM7957 2.50% 7/1/2051 (j)	510	437
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (j)	71	59
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (j)	835	731
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (j)	5,586	4,469
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (j)	4,406	3,525
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (j)	941	753
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (j)	604	483
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (j)	416	332
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (j)	964	807
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (j)	819	692
Fannie Mae Pool #FM8247 2.50% 8/1/2051 (j)	713	610
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (j)	676	570
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (j)	57,388	50,982
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (j)	39,598	35,384
Fannie Mae Pool #FS5081 3.00% 8/1/2051 (j)	12,640	11,267
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (j)	3,017	2,645
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (j)	60,053	56,937
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (j)	1,861	1,489
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (j)	6,580	5,507
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (j)	4,197	3,522
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (j)	4,200	3,515
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (j)	3,514	2,941
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (j)	2,917	2,441
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (j)	2,333	1,958
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (j)	2,191	1,845
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (j)	1,610	1,355
Fannie Mae Pool #CB1566 2.50% 9/1/2051 (j)	677	568
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (j)	19	16
Fannie Mae Pool #MA4415 3.00% 9/1/2051 (j)	2,938	2,575
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (j)	7,847	6,277
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (j)	19,758	16,537
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (j)	2,029	1,703
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (j)	951	796
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (j)	363	304
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (j)	222	187
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (j)	73	61
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (j)	34	29
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (j)	32	27
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (j)	20,664	18,236
Fannie Mae Pool #FM9419 3.00% 10/1/2051 (j)	360	316
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (j)	8,278	6,653
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (j)	7,525	6,019
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (j)	6,192	4,979
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (j)	2,407	1,925
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (j)	767	614
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (j)	815	685
Fannie Mae Pool #MA4466 2.50% 11/1/2051 (j)	18	15
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (j)	33,105	29,340
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (j)	22,026	19,390
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (j)	14,557	12,957
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (j)	640	559
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (j)	88	76
Fannie Mae Pool #BU3349 3.50% 11/1/2051 (j)	31	29
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (j)	3,797	3,037
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (j)	1,561	1,249
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (j)	64,096	54,808

31	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (j)	USD62,441	$53,186
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (j)	34,793	29,720
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (j)	33,987	28,516
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (j)	30,309	25,907
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (j)	23,537	20,183
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (j)	23,503	20,116
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (j)	10,772	9,210
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (j)	2,110	1,778
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (j)	1,610	1,350
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (j)	942	789
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (j)	642	538
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (j)	232	195
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (j)	116	97
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (j)	69	58
Fannie Mae Pool #CB2376 2.50% 12/1/2051 (j)	17	15
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (j)	7,440	6,503
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (j)	2,047	1,788
Fannie Mae Pool #BU7740 3.00% 12/1/2051 (j)	263	230
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (j)	119	104
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (j)	2,151	1,803
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (j)	1,939	1,635
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (j)	1,894	1,589
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (j)	1,676	1,403
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (j)	1,009	845
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (j)	266	223
Fannie Mae Pool #BV0761 2.50% 1/1/2052 (j)	112	94
Fannie Mae Pool #FS1648 2.50% 1/1/2052 (j)	108	91
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (j)	74	62
Fannie Mae Pool #BU7552 2.50% 1/1/2052 (j)	22	19
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (j)	26,364	23,216
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (j)	2,531	2,211
Fannie Mae Pool #FS3826 3.00% 1/1/2052 (j)	32	28
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (j)	4,953	4,536
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (j)	723	664
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (j)	67,728	54,264
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (j)	35,908	28,764
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (j)	11,139	8,980
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (j)	928	743
Fannie Mae Pool #BV2340 2.00% 2/1/2052 (j)	779	623
Fannie Mae Pool #BT6598 2.00% 2/1/2052 (j)	253	202
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (j)	174	139
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (j)	5,207	4,361
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (j)	2,557	2,140
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (j)	921	771
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (j)	544	456
Fannie Mae Pool #BT2176 2.50% 2/1/2052 (j)	450	377
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (j)	69	58
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (j)	61	52
Fannie Mae Pool #BV4126 2.50% 2/1/2052 (j)	50	42
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (j)	48	41
Fannie Mae Pool #BV2255 2.50% 2/1/2052 (j)	22	19
Fannie Mae Pool #CB2882 3.00% 2/1/2052 (j)	21,946	19,483
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (j)	8,269	7,401
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (j)	688	601
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (j)	8,268	6,626
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (j)	535	428
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (j)	442	353
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (j)	1,205	1,012
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (j)	686	576
Fannie Mae Pool #CB3049 2.50% 3/1/2052 (j)	184	154
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (j)	177	148
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (j)	97	81
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (j)	84	71
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (j)	21,835	19,224
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (j)	20,576	17,967
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (j)	942	823

American Balanced Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4149 3.00% 3/1/2052 (j)	USD930	$813
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (j)	167	147
Fannie Mae Pool #BU8883 3.00% 3/1/2052 (j)	74	65
Fannie Mae Pool #FS5326 3.00% 3/1/2052 (j)	51	45
Fannie Mae Pool #CB3126 3.50% 3/1/2052 (j)	6,433	5,911
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (j)	216	197
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (j)	29,273	23,487
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (j)	15,545	12,467
Fannie Mae Pool #BT4443 2.00% 4/1/2052 (j)	490	394
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (j)	488	391
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (j)	146	117
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (j)	51	41
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (j)	32	26
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (j)	46,942	39,301
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (j)	17,214	14,443
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (j)	2,992	2,519
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (j)	2,546	2,140
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (j)	1,365	1,144
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (j)	496	418
Fannie Mae Pool #CB3356 2.50% 4/1/2052 (j)	440	369
Fannie Mae Pool #BV2996 2.50% 4/1/2052 (j)	276	232
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (j)	72	60
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (j)	65	55
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (j)	63	53
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (j)	940	821
Fannie Mae Pool #BU9251 3.00% 4/1/2052 (j)	302	264
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (j)	110	96
Fannie Mae Pool #BV7709 3.00% 4/1/2052 (j)	46	40
Fannie Mae Pool #FS1180 3.50% 4/1/2052 (j)	64,498	59,264
Fannie Mae Pool #BV0242 3.50% 4/1/2052 (j)	159	145
Fannie Mae Pool #FS1206 3.50% 4/1/2052 (j)	132	120
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (j)	1,500	1,411
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (j)	35,120	28,286
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (j)	454	363
Fannie Mae Pool #BV7517 2.00% 5/1/2052 (j)	26	21
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (j)	10,819	9,093
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (j)	9,427	7,915
Fannie Mae Pool #BW5602 2.50% 5/1/2052 (j)	733	616
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (j)	427	358
Fannie Mae Pool #BV5577 2.50% 5/1/2052 (j)	93	78
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (j)	62	52
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (j)	263	230
Fannie Mae Pool #CB3584 3.00% 5/1/2052 (j)	199	175
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (j)	62	54
Fannie Mae Pool #FS1834 4.00% 5/1/2052 (j)	33,454	31,446
Fannie Mae Pool #CB3620 4.00% 5/1/2052 (j)	8,738	8,178
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (j)	21	20
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (j)	19,455	15,562
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (j)	8,873	7,118
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (j)	565	452
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (j)	47	37
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (j)	10,691	8,994
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (j)	3,858	3,233
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (j)	249	209
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (j)	227	191
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (j)	47	40
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (j)	14,317	12,507
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (j)	1,423	1,242
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (j)	412	360
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (j)	204	178
Fannie Mae Pool #CB3996 3.00% 6/1/2052 (j)	30	26
Fannie Mae Pool #BV7809 3.50% 6/1/2052 (j)	123	111
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (j)	3,078	2,887
Fannie Mae Pool #BV9955 4.00% 6/1/2052 (j)	24	23
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (j)	18,184	14,581
Fannie Mae Pool #BV7823 2.00% 7/1/2052 (j)	1,266	1,019

33	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (j)	USD105,821	$88,566
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (j)	13,554	11,373
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (j)	653	549
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (j)	263	221
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (j)	45	38
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (j)	776	678
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (j)	1,427	1,200
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (j)	112	94
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (j)	6,493	5,670
Fannie Mae Pool #FS4747 3.50% 8/1/2052 (j)	9,227	8,442
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (j)	2,834	2,663
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (j)	7,302	7,255
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (j)	126	130
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (j)	598	502
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (j)	465	390
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (j)	16,543	15,993
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (j)	31,720	31,545
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (j)	214,325	171,432
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (j)	17,473	17,314
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (j)	6,130	6,199
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (j)	5,654	5,721
Fannie Mae Pool #BX2812 5.00% 11/1/2052 (j)	14,652	14,536
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (j)	37,179	37,682
Fannie Mae Pool #BX4004 5.50% 12/1/2052 (j)	1,039	1,051
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (j)	681	688
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (j)	477	482
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (j)	615	623
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (j)	381	386
Fannie Mae Pool #BX6108 5.50% 1/1/2053 (j)	47	48
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (j)	138	116
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (j)	10,234	10,348
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (j)	1,053	1,063
Fannie Mae Pool #FS4024 5.50% 2/1/2053 (j)	403	407
Fannie Mae Pool #BW5124 5.50% 2/1/2053 (j)	61	62
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (j)	25,123	26,211
Fannie Mae Pool #FS4225 6.00% 2/1/2053 (j)	441	456
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (j)	145	151
Fannie Mae Pool #BX7774 5.50% 3/1/2053 (j)	6,947	7,024
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (j)	2,829	2,865
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (j)	2,641	2,665
Fannie Mae Pool #BX7782 5.50% 3/1/2053 (j)	1,281	1,294
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (j)	152	153
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (j)	13,695	14,133
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (j)	976	853
Fannie Mae Pool #BW4879 3.00% 4/1/2053 (j)	178	156
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (j)	21,604	21,375
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (j)	3,683	3,723
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (j)	2,346	2,365
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (j)	1,933	1,955
Fannie Mae Pool #BY0667 5.50% 4/1/2053 (j)	738	747
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (j)	626	634
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (j)	258	260
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (j)	119	120
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (j)	59	50
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (j)	6,076	6,037
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (j)	6,167	6,231
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (j)	4,911	4,964
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (j)	3,615	3,648
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (j)	2,491	2,522
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (j)	978	988
Fannie Mae Pool #BY4413 5.50% 5/1/2053 (j)	293	295
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (j)	2,719	2,279
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (j)	2,878	2,513
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (j)	50,161	50,571
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (j)	12,334	12,437
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (j)	2,620	2,648

American Balanced Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (j)	USD290	$292
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (j)	4,215	4,388
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (j)	1,525	1,588
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (j)	1,359	1,418
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (j)	35	29
Fannie Mae Pool #BW9645 3.00% 7/1/2053 (j)	1,739	1,519
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (j)	3,075	2,959
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (j)	30,181	30,431
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (j)	4,827	5,036
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (j)	5,166	4,968
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (j)	77	77
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (j)	8,725	8,833
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (j)	3,766	3,794
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (j)	64,939	66,755
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (j)	4,825	4,877
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (j)	52	53
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (j)	2,252	2,341
Fannie Mae Pool #CB7487 6.50% 11/1/2053 (j)	538	558
Fannie Mae Pool #CB7484 6.50% 11/1/2053 (j)	506	526
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (j)	68	70
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (j)	6,955	7,010
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (j)	201	203
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (j)	9,378	9,656
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (j)	13,254	13,738
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (j)	2,642	2,766
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (j)	172	178
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (j)	785	659
Fannie Mae Pool #FS7058 2.50% 1/1/2054 (j)	229	192
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (j)	15,807	16,273
Fannie Mae Pool #DA5781 6.00% 1/1/2054 (j)	392	403
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (j)	24,314	25,177
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (j)	1,054	1,103
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (j)	8,704	8,589
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (j)	6,806	6,854
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (j)	339	341
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (j)	12,739	13,128
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (j)	2,731	2,818
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (j)	1,682	1,724
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (j)	5,845	6,103
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (j)	5,724	5,947
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (j)	1,456	1,539
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (j)	410	433
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (j)	7,072	6,819
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (j)	5,750	5,799
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (j)	537	541
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (j)	268	270
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (j)	43,179	44,561
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (j)	18,165	18,706
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (j)	168	172
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (j)	2,238	2,348
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (j)	7,501	7,556
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (j)	2,877	3,001
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (j)	48,990	49,742
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (j)	2,431	2,451
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (j)	13,288	13,386
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (j)	6,769	6,857
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (j)	12,098	12,413
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (j)	10,152	10,431
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (j)	3,776	3,922
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (j)	1,478	1,513
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (j)	926	964
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (j)	745	777
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (j)	11,390	11,542
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (j)	9,977	10,090
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (j)	10,003	10,073
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (j)	1,545	1,565

35	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (j)	USD37,491	$38,686
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (j)	15,357	15,885
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (j)	7,952	8,178
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (j)	4,877	5,026
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (j)	3,668	3,777
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (j)	2,128	2,178
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (j)	1,857	1,901
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (j)	1,428	1,462
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (j)	948	971
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (j)	686	702
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (j)	7,309	7,637
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (j)	5,685	5,922
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (j)	1,744	1,819
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (j)	1,172	1,222
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (j)	313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (j)	176	184
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (j)	9,305	9,213
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (j)	2,289	2,307
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (j)	16,503	16,982
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (j)	8,606	8,821
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (j)	7,431	7,621
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (j)	6,971	7,177
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (j)	4,214	4,349
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (j)	4,070	4,205
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (j)	3,328	3,443
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (j)	2,512	2,571
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (j)	768	786
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (j)	720	737
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (j)	531	546
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (j)	452	463
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (j)	191	196
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (j)	8,749	9,110
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (j)	1,843	1,920
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (j)	37,014	37,263
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (j)	36,391	36,891
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (j)	20,861	21,012
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (j)	10,471	10,603
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (j)	3,916	3,940
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (j)	733	737
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (j)	16,196	16,675
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (j)	9,355	9,617
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (j)	5,624	5,799
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (j)	1,200	1,234
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (j)	13,348	13,735
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (j)	79	81
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (j)	26	26
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (j)	1,077	1,126
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (j)	48,856	49,120
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (j)	6,956	7,031
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (j)	13,503	13,915
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (j)	913	935
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (j)	219	210
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (j)	6,550	6,469
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (j)	14,620	14,765
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (j)	7,782	7,860
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (j)	6,173	6,236
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (j)	2,566	2,598
Fannie Mae Pool #DC6856 5.50% 12/1/2054 (j)	368	370
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (j)	26	27
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (j)	6,936	7,139
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (j)	3,636	3,751
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (j)	125	128
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (j)	23	24
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (j)	11,616	11,502
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (j)	40,234	40,450
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (j)	12,134	12,270

American Balanced Fund	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (j)	USD30,855	$31,737
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (j)	714	733
Fannie Mae Pool #DD0829 6.00% 1/1/2055 (j)	245	252
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (j)	170	174
Fannie Mae Pool #DD0284 6.00% 1/1/2055 (j)	34	35
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (j)	36,565	37,942
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (j)	37	38
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (j)	17	16
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (j)	2,921	2,935
Fannie Mae Pool #DD1746 5.50% 2/1/2055 (j)	457	462
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (j)	4,629	4,738
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (j)	532	546
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (j)	402	413
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (j)	1,870	1,793
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (j)	53,338	53,603
Fannie Mae Pool #DD6406 6.00% 3/1/2055 (j)	7,615	7,833
Fannie Mae Pool #MB0308 6.00% 3/1/2055 (j)	1,610	1,648
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (j)	383	393
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (j)	238	244
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (j)	1,987	1,906
Fannie Mae Pool #DD7388 5.00% 4/1/2055 (j)	282	278
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (j)	16,477	16,867
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (j)	2,995	3,066
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (j)	78	81
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (j)	511	540
Fannie Mae Pool #CC1170 6.00% 5/1/2055 (j)	355	364
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (j)	4,742	4,766
Fannie Mae Pool #DE0751 6.00% 6/1/2055 (j)	3,272	3,350
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (j)	33,841	34,226
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (j)	852	902
Fannie Mae Pool #MA5849 3.50% 10/1/2055 (j)	6,999	6,357
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (j)	6,999	6,356
Fannie Mae Pool #MA5941 3.50% 1/1/2056 (j)	6,999	6,356
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (j)	6,999	6,356
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (j)	7,323	7,202
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (j)	104,802	103,059
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (j)	6,999	6,356
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (j)	6,999	6,356
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (j)	23,971	22,498
Fannie Mae Pool #BF0174 3.00% 2/1/2057 (j)	4,348	3,735
Fannie Mae Pool #BF0177 3.00% 2/1/2057 (j)	4,153	3,588
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (j)	89,014	80,287
Fannie Mae Pool #BF0189 3.00% 6/1/2057 (j)	6,771	5,851
Fannie Mae Pool #BF0219 3.50% 9/1/2057 (j)	19,718	17,759
Fannie Mae Pool #BF0226 3.50% 1/1/2058 (j)	5,665	5,138
Fannie Mae Pool #BF0262 3.00% 5/1/2058 (j)	334	289
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (j)	49,022	42,358
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (j)	2,588	2,507
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (j)	61,293	55,204
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (j)	41,150	35,352
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (j)	22,692	18,572
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (j)	41,889	35,880
Fannie Mae Pool #BF0547 3.00% 7/1/2061 (j)	25,899	22,698
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (j)	42,040	40,346
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (j)	13,622	11,668
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (j)	10,914	9,799
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (j)	13,319	11,958
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (j)	23,953	22,146
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.564% 12/25/2026 (i)(j)	16,763	16,628
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (i)(j)	1,735	1,719
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.167% 6/25/2027 (i)(j)	1,796	1,775
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (j)	166	146
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.155% 8/1/2054 (g)(i)(j)	6,180	6,096
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (g)(i)(j)	8,873	8,873
Freddie Mac Pool #ZA1950 6.50% 8/1/2026 (j)	1	1
Freddie Mac Pool #C91130 6.50% 12/1/2027 (j)	10	11

37	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #D97504 6.50% 12/1/2027 (j)	USD3	$3
Freddie Mac Pool #C91150 6.50% 1/1/2028 (j)	12	13
Freddie Mac Pool #G16210 3.50% 6/1/2032 (j)	16	16
Freddie Mac Pool #ZA2384 3.50% 6/1/2035 (j)	126	121
Freddie Mac Pool #A56076 5.50% 1/1/2037 (j)	7	7
Freddie Mac Pool #C91917 3.00% 2/1/2037 (j)	4,709	4,434
Freddie Mac Pool #C91912 3.00% 2/1/2037 (j)	2,328	2,192
Freddie Mac Pool #G06028 5.50% 7/1/2037 (j)	113	114
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (j)	913	855
Freddie Mac Pool #G08248 5.50% 2/1/2038 (j)	29	30
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (j)	48	45
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (j)	4,779	4,461
Freddie Mac Pool #ZS2233 6.00% 9/1/2038 (j)	238	249
Freddie Mac Pool #G05979 5.50% 10/1/2038 (j)	13	14
Freddie Mac Pool #G05546 5.50% 7/1/2039 (j)	58	60
Freddie Mac Pool #A90351 4.50% 1/1/2040 (j)	92	91
Freddie Mac Pool #G05937 4.50% 8/1/2040 (j)	1,523	1,509
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (j)	76,887	67,138
Freddie Mac Pool #A97669 4.50% 3/1/2041 (j)	111	110
Freddie Mac Pool #A97543 4.50% 3/1/2041 (j)	72	72
Freddie Mac Pool #Q01190 4.50% 6/1/2041 (j)	63	62
Freddie Mac Pool #Q01160 5.00% 6/1/2041 (j)	109	110
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (j)	1,860	1,619
Freddie Mac Pool #Q03821 4.50% 10/1/2041 (j)	222	220
Freddie Mac Pool #Q03795 4.50% 10/1/2041 (j)	12	12
Freddie Mac Pool #Q11220 3.50% 9/1/2042 (j)	314	294
Freddie Mac Pool #V80026 3.00% 4/1/2043 (j)	20	18
Freddie Mac Pool #G07921 3.50% 4/1/2043 (j)	261	244
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (j)	154	149
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (j)	114	110
Freddie Mac Pool #Q26734 4.00% 6/1/2044 (j)	1,367	1,311
Freddie Mac Pool #SD0480 3.50% 6/1/2045 (j)	6,396	5,970
Freddie Mac Pool #760014 4.634% 8/1/2045 (i)(j)	501	499
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (j)	2,741	2,623
Freddie Mac Pool #G60344 4.00% 12/1/2045 (j)	2,526	2,425
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (j)	9,704	8,842
Freddie Mac Pool #Q40476 4.00% 4/1/2046 (j)	2,102	2,008
Freddie Mac Pool #Q40458 4.00% 4/1/2046 (j)	498	474
Freddie Mac Pool #G60744 3.50% 7/1/2046 (j)	1,242	1,154
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (j)	210	206
Freddie Mac Pool #V82628 4.00% 9/1/2046 (j)	5,688	5,431
Freddie Mac Pool #760015 4.24% 1/1/2047 (i)(j)	3,386	3,295
Freddie Mac Pool #G60928 4.50% 4/1/2047 (j)	386	378
Freddie Mac Pool #ZS4726 3.50% 7/1/2047 (j)	17	16
Freddie Mac Pool #G08775 4.00% 8/1/2047 (j)	1,367	1,298
Freddie Mac Pool #G61295 3.50% 9/1/2047 (j)	4,256	3,957
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (j)	108	99
Freddie Mac Pool #V83507 4.00% 10/1/2047 (j)	219	208
Freddie Mac Pool #G61733 3.00% 12/1/2047 (j)	12,415	11,178
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (j)	2,107	1,938
Freddie Mac Pool #G61662 3.50% 2/1/2048 (j)	663	608
Freddie Mac Pool #Q54547 4.00% 3/1/2048 (j)	6,632	6,303
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (j)	23	22
Freddie Mac Pool #G61628 3.50% 9/1/2048 (j)	4,383	4,060
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (j)	1,971	1,928
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (j)	576	546
Freddie Mac Pool #V85664 3.50% 6/1/2049 (j)	19,704	18,201
Freddie Mac Pool #SD7506 4.00% 9/1/2049 (j)	6,881	6,520
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (j)	6,687	6,156
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (j)	99	94
Freddie Mac Pool #QA5118 3.50% 12/1/2049 (j)	26,359	24,233
Freddie Mac Pool #QB1968 2.50% 7/1/2050 (j)	7,484	6,274
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (j)	2,671	2,236
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (j)	1,418	1,251
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (j)	12,179	9,866
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (j)	107	90

American Balanced Fund	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (j)	USD44	$36
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (j)	5,114	4,513
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (j)	12,961	10,524
Freddie Mac Pool #QB4072 2.50% 10/1/2050 (j)	1,864	1,565
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (j)	78,467	64,227
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (j)	73,264	59,210
Freddie Mac Pool #QB4886 2.00% 11/1/2050 (j)	306	245
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (j)	15,785	13,387
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (j)	14,820	12,550
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (j)	3,136	2,509
Freddie Mac Pool #SD0467 2.00% 12/1/2050 (j)	778	625
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (j)	725	582
Freddie Mac Pool #QB6100 2.00% 12/1/2050 (j)	573	459
Freddie Mac Pool #QB6890 2.00% 12/1/2050 (j)	398	319
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (j)	339	272
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (j)	7,393	6,192
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (j)	314	265
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (j)	18,217	14,786
Freddie Mac Pool #QB7255 2.00% 1/1/2051 (j)	1,689	1,351
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (j)	565	453
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (j)	12,812	10,456
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (j)	4,762	3,845
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (j)	915	732
Freddie Mac Pool #QB8296 2.00% 2/1/2051 (j)	759	608
Freddie Mac Pool #SD1729 2.50% 2/1/2051 (j)	39,161	33,213
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (j)	62	52
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (j)	38,179	30,795
Freddie Mac Pool #QC0231 2.00% 3/1/2051 (j)	1,692	1,353
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (j)	402	336
Freddie Mac Pool #SD0578 2.50% 3/1/2051 (j)	62	52
Freddie Mac Pool #RA4912 3.00% 3/1/2051 (j)	887	776
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (j)	1,927	1,552
Freddie Mac Pool #QC0619 2.00% 4/1/2051 (j)	439	352
Freddie Mac Pool #QC1270 2.00% 4/1/2051 (j)	436	348
Freddie Mac Pool #QC0292 2.50% 4/1/2051 (j)	8,604	7,258
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (j)	431	361
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (j)	427	357
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (j)	92	78
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (j)	9,619	7,786
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (j)	709	567
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (j)	556	445
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (j)	267	213
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (j)	254	203
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (j)	171,633	145,561
Freddie Mac Pool #RA5219 2.50% 5/1/2051 (j)	9,563	8,059
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (j)	787	658
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (j)	3,135	2,766
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (j)	1,318	1,055
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (j)	6,305	5,289
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (j)	1,696	1,423
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (j)	424	355
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (j)	357	312
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (j)	431	361
Freddie Mac Pool #QC4514 2.50% 7/1/2051 (j)	223	187
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (j)	12,224	10,871
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (j)	21	18
Freddie Mac Pool #QC5798 2.00% 8/1/2051 (j)	1,614	1,295
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (j)	16,858	14,109
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (j)	4,559	3,827
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (j)	942	788
Freddie Mac Pool #QC5142 2.50% 8/1/2051 (j)	112	94
Freddie Mac Pool #SD0665 3.00% 8/1/2051 (j)	16,118	14,224
Freddie Mac Pool #QC5996 3.00% 8/1/2051 (j)	643	562
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (j)	54,429	46,691
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (j)	53,065	45,062
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (j)	14,107	12,077

39	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (j)	USD820	$686
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (j)	764	640
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (j)	713	596
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (j)	23	19
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (j)	17,436	15,524
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (j)	3,984	3,479
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (j)	3,029	2,673
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (j)	8,147	6,546
Freddie Mac Pool #QC8489 2.50% 10/1/2051 (j)	44,037	37,647
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (j)	15,077	12,653
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (j)	1,385	1,159
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (j)	721	605
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (j)	188	158
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (j)	44,260	39,046
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (j)	3,890	3,464
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (j)	992	799
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (j)	191,750	163,548
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (j)	3,368	2,972
Freddie Mac Pool #RA6349 3.00% 11/1/2051 (j)	459	401
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (j)	2,434	1,956
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (j)	1,678	1,342
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (j)	53,394	45,629
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (j)	3,296	2,765
Freddie Mac Pool #QD3540 2.50% 12/1/2051 (j)	2,506	2,111
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (j)	7,501	6,563
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (j)	1,508	1,317
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (j)	1,020	891
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (j)	518	453
Freddie Mac Pool #SD2152 3.00% 12/1/2051 (j)	117	103
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (j)	1,924	1,539
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (j)	21,761	18,334
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (j)	7,087	6,037
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (j)	5,306	4,455
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (j)	2,733	2,302
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (j)	543	455
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (j)	8,314	7,388
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (j)	1,797	1,571
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (j)	5,663	4,540
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (j)	2,636	2,108
Freddie Mac Pool #QD8489 2.00% 2/1/2052 (j)	1,470	1,178
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (j)	719	576
Freddie Mac Pool #QD7213 2.00% 2/1/2052 (j)	304	244
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (j)	1,133	952
Freddie Mac Pool #QD6813 2.50% 2/1/2052 (j)	503	431
Freddie Mac Pool #QD7397 2.50% 2/1/2052 (j)	429	366
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (j)	406	342
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (j)	61	51
Freddie Mac Pool #RA6865 2.50% 2/1/2052 (j)	47	40
Freddie Mac Pool #RA6664 3.00% 2/1/2052 (j)	84,125	73,899
Freddie Mac Pool #SD2321 3.00% 2/1/2052 (j)	220	192
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (j)	1,591	1,456
Freddie Mac Pool #QD8873 3.50% 2/1/2052 (j)	12	11
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (j)	31,767	25,548
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (j)	3,960	3,175
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (j)	108	87
Freddie Mac Pool #QD9966 2.00% 3/1/2052 (j)	28	23
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (j)	724	609
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (j)	130	110
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (j)	32	27
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (j)	38,262	34,010
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (j)	29,691	25,315
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (j)	2,131	1,784
Freddie Mac Pool #QE0327 2.50% 4/1/2052 (j)	1,970	1,658
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (j)	1,139	958
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (j)	1,081	909
Freddie Mac Pool #QE0407 2.50% 4/1/2052 (j)	361	306

American Balanced Fund	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (j)	USD338	$284
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (j)	259	218
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (j)	84	71
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (j)	61	52
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (j)	33	28
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (j)	22	19
Freddie Mac Pool #QD9576 3.00% 4/1/2052 (j)	8,098	7,081
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (j)	135	118
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (j)	9,601	7,713
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (j)	664	558
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (j)	433	364
Freddie Mac Pool #QE1859 2.50% 5/1/2052 (j)	333	281
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (j)	195	164
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (j)	62,418	54,598
Freddie Mac Pool #QE2333 3.00% 5/1/2052 (j)	52	46
Freddie Mac Pool #RA7399 4.00% 5/1/2052 (j)	28,075	26,498
Freddie Mac Pool #QE2335 4.00% 5/1/2052 (j)	25,334	23,909
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (j)	39,813	31,997
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (j)	12,252	9,826
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (j)	4,223	3,398
Freddie Mac Pool #SD1556 2.00% 6/1/2052 (j)	190	153
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (j)	820	689
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (j)	271	227
Freddie Mac Pool #QE5159 2.50% 6/1/2052 (j)	260	218
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (j)	56,286	49,209
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (j)	4,164	3,636
Freddie Mac Pool #QE4036 3.00% 6/1/2052 (j)	487	426
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (j)	34,341	32,564
Freddie Mac Pool #RA7468 4.00% 6/1/2052 (j)	5,406	5,110
Freddie Mac Pool #SD1288 4.00% 6/1/2052 (j)	229	215
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (j)	152	142
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (j)	75,207	63,310
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (j)	1,264	1,058
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (j)	149	125
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (j)	32	27
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (j)	45,375	39,620
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (j)	972	778
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (j)	211	178
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (j)	19,622	17,342
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (j)	23	20
Freddie Mac Pool #SD1766 4.00% 8/1/2052 (j)	11,712	11,057
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (j)	51	48
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (j)	7,396	7,142
Freddie Mac Pool #SD6082 2.50% 9/1/2052 (j)	736	618
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (j)	579	488
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (j)	282	237
Freddie Mac Pool #SD5931 2.50% 9/1/2052 (j)	39	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (j)	10,978	9,589
Freddie Mac Pool #QF0323 4.00% 9/1/2052 (j)	155	145
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (j)	7,302	7,047
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (j)	3,138	3,029
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (j)	38,639	38,286
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (j)	1,505	1,263
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (j)	1,270	1,109
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (j)	95,824	89,855
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (j)	2,943	2,845
Freddie Mac Pool #SD1897 4.50% 11/1/2052 (j)	114,938	112,112
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (j)	20,112	19,636
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (j)	2,818	2,462
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (j)	331	289
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (j)	15,737	15,594
Freddie Mac Pool #RA8303 5.50% 12/1/2052 (j)	28,843	29,340
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (j)	3,646	3,678
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (j)	1,089	1,099
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (j)	9,386	9,707
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (j)	4,498	4,344

41	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF5672 5.00% 1/1/2053 (j)	USD56,783	$56,291
Freddie Mac Pool #SD2571 5.00% 1/1/2053 (j)	11,338	11,261
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (j)	312	309
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (j)	1,016	1,026
Freddie Mac Pool #QF5394 5.50% 1/1/2053 (j)	921	931
Freddie Mac Pool #QF5251 5.50% 1/1/2053 (j)	482	488
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (j)	214	216
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (j)	48	40
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (j)	28,038	28,382
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (j)	2,452	2,480
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (j)	2,181	2,204
Freddie Mac Pool #QF7048 5.50% 2/1/2053 (j)	65	65
Freddie Mac Pool #QF8056 6.00% 2/1/2053 (j)	15,132	15,542
Freddie Mac Pool #QF8050 6.00% 2/1/2053 (j)	6,030	6,195
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (j)	488	426
Freddie Mac Pool #QF8926 4.50% 3/1/2053 (j)	2,957	2,868
Freddie Mac Pool #QF8936 4.50% 3/1/2053 (j)	161	155
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (j)	12,394	12,519
Freddie Mac Pool #QF8552 5.50% 3/1/2053 (j)	392	397
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (j)	58	58
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (j)	57	57
Freddie Mac Pool #QF9619 6.00% 3/1/2053 (j)	856	876
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (j)	9,356	9,298
Freddie Mac Pool #SD3314 5.50% 4/1/2053 (j)	44,602	45,100
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (j)	6,467	6,530
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (j)	230	232
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (j)	40	41
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (j)	2,113	2,041
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (j)	238,677	236,155
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (j)	130,408	131,565
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (j)	20,151	20,300
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (j)	19,031	19,594
Freddie Mac Pool #QG5124 3.00% 6/1/2053 (j)	3,155	2,765
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (j)	264	230
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (j)	59,604	58,926
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (j)	12,290	12,409
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (j)	4,899	4,952
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (j)	1,923	1,936
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (j)	30,459	31,341
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (j)	11,034	11,438
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (j)	9,938	10,219
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (j)	6,767	6,984
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (j)	6,008	6,274
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (j)	2,080	2,168
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (j)	1,868	1,949
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (j)	1,794	1,888
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (j)	1,690	1,781
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (j)	1,227	1,293
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (j)	943	992
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (j)	680	708
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (j)	525	558
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (j)	98	97
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (j)	30,510	30,839
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (j)	8,582	8,681
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (j)	9,842	10,162
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (j)	546	567
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (j)	40	41
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (j)	813	682
Freddie Mac Pool #RA9734 3.00% 8/1/2053 (j)	38	33
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (j)	69,941	69,191
Freddie Mac Pool #QG8374 5.50% 8/1/2053 (j)	25,157	25,406
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (j)	18,406	18,644
Freddie Mac Pool #QG9352 6.00% 8/1/2053 (j)	11,257	11,618
Freddie Mac Pool #SD6818 6.00% 8/1/2053 (j)	424	437
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (j)	249	256
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (j)	48	40

American Balanced Fund	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4553 3.00% 9/1/2053 (j)	USD54	$48
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (j)	21,304	21,533
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (j)	46,209	47,980
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (j)	11,263	11,617
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (j)	2,456	2,514
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (j)	90,080	93,311
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (j)	8,616	7,524
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (j)	8,355	7,307
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (j)	2,491	2,177
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (j)	1,675	1,463
Freddie Mac Pool #SD4122 3.00% 10/1/2053 (j)	392	343
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (j)	39,897	39,488
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (j)	25,117	25,360
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (j)	399	415
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (j)	87	90
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (j)	7,702	7,967
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (j)	6,176	6,449
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (j)	2,671	2,766
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (j)	492	511
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (j)	28	28
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (j)	9,469	9,770
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (j)	6,968	7,132
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (j)	19,136	19,949
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (j)	4,360	4,393
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (j)	18,861	19,387
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (j)	1,656	1,723
Freddie Mac Pool #RJ1263 5.50% 4/1/2054 (j)	20,825	20,997
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (j)	11,957	12,111
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (j)	8,633	8,700
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (j)	12,475	12,857
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (j)	8,774	9,026
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (j)	5,007	5,176
Freddie Mac Pool #QI4100 6.00% 4/1/2054 (j)	406	418
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (j)	3,488	3,658
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (j)	14,169	14,338
Freddie Mac Pool #QI5819 5.50% 5/1/2054 (j)	34	34
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (j)	9,646	9,912
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (j)	6,718	6,949
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (j)	4,132	4,229
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (j)	5,958	6,209
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (j)	3,799	3,958
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (j)	3,440	3,492
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (j)	4,938	5,100
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (j)	561	578
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (j)	412	428
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (j)	241	246
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (j)	78	80
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (j)	3,562	3,722
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (j)	2,506	2,611
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (j)	914	958
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (j)	61	60
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (j)	12,159	12,247
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (j)	3,052	3,091
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (j)	783	793
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (j)	61,656	63,650
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (j)	46,714	48,612
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (j)	17,432	17,911
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (j)	16,079	16,516
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (j)	8,988	9,225
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (j)	5,669	5,815
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (j)	1,571	1,617
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (j)	7,345	7,642
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (j)	3,807	3,965
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (j)	9,812	9,716
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (j)	7,429	7,356
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (j)	6,696	6,600

43	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (j)	USD4,813	$4,776
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (j)	33,858	34,126
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (j)	19,610	19,731
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (j)	11,268	11,414
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (j)	9,703	9,813
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (j)	3,421	3,454
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (j)	97,615	100,977
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (j)	74,997	76,771
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (j)	42,146	43,191
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (j)	10,261	10,565
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (j)	620	636
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (j)	320	328
Freddie Mac Pool #SD6138 6.00% 8/1/2054 (j)	195	200
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (j)	14,729	15,295
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (j)	6,849	7,138
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (j)	5,106	5,312
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (j)	2,815	2,921
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (j)	2,486	2,604
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (j)	1,784	1,858
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (j)	6,666	6,718
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (j)	3,760	3,803
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (j)	2,842	2,885
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (j)	2,531	2,559
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (j)	2,187	2,200
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (j)	1,831	1,842
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (j)	1,525	1,533
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (j)	38,272	39,387
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (j)	29,160	30,153
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (j)	18,313	18,855
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (j)	17,782	18,473
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (j)	17,858	18,473
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (j)	10,233	10,492
Freddie Mac Pool #QJ3279 6.00% 9/1/2054 (j)	335	343
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (j)	147	151
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (j)	2,554	2,653
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (j)	1,480	1,535
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (j)	1,069	1,111
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (j)	827	864
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (j)	747	776
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (j)	255	265
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (j)	5,358	5,293
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (j)	7,042	7,084
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (j)	5,434	5,613
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (j)	272	278
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (j)	11,135	10,721
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (j)	3,286	3,153
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (j)	21,387	21,061
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (j)	263,256	264,772
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (j)	53,964	54,310
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (j)	39,487	39,694
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (j)	8,635	8,840
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (j)	2,680	2,745
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (j)	23	24
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (j)	23,260	23,041
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (j)	9,335	9,200
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (j)	5,653	5,583
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (j)	1,859	1,841
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (j)	12,984	13,156
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (j)	6,598	6,676
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (j)	5,688	5,755
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (j)	156	157
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (j)	6,110	6,284
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (j)	1,666	1,706
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (j)	41,837	42,251
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (j)	2,611	2,646
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (j)	125,788	129,966

American Balanced Fund	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (j)	USD35,740	$36,861
Freddie Mac Pool #SL0557 6.00% 1/1/2055 (j)	2,640	2,702
Freddie Mac Pool #RJ3860 6.00% 1/1/2055 (j)	175	179
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (j)	96	102
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (j)	1,436	1,377
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (j)	10,052	10,332
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (j)	1,758	1,799
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (j)	584	601
Freddie Mac Pool #QX8321 5.50% 3/1/2055 (j)	244	245
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (j)	228	229
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (j)	7,390	7,565
Freddie Mac Pool #QX7992 6.00% 3/1/2055 (j)	22	23
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (j)	17	18
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (j)	1,323	1,304
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (j)	11,820	12,100
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (j)	8,989	9,202
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (j)	473	486
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (j)	71	73
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (j)	29	29
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (j)	1,478	1,485
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (j)	312	319
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (j)	158	161
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (j)	27	28
Freddie Mac Pool #QY4120 6.00% 5/1/2055 (j)	27	28
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (j)	1,465	1,443
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (j)	1,329	1,360
Freddie Mac Pool #QY5947 6.00% 6/1/2055 (j)	374	384
Freddie Mac Pool #QY8368 6.00% 6/1/2055 (j)	242	249
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (j)	2,205	2,265
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (j)	345	353
Freddie Mac Pool #RJ5153 6.00% 8/1/2055 (j)	481	493
Freddie Mac Pool #QZ5032 6.00% 9/1/2055 (j)	428	438
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (j)	1	1
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (j)	12,803	13,106
Freddie Mac Pool #RQ0091 3.50% 2/1/2056 (j)	5,999	5,448
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (j)	173,406	170,522
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (j)	38,624	37,982
Freddie Mac Pool #RQ0115 3.50% 5/1/2056 (j)	5,999	5,448
Freddie Mac Pool #RQ0133 3.50% 7/1/2056 (j)	2,000	1,816
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (j)	49,523	44,346
Freddie Mac, Series T041, Class 3A, 4.435% 7/25/2032 (i)(j)	576	527
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (j)	25	26
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (j)	45,775	47,071
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (j)	26,791	24,001
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (j)	11,551	10,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (j)	10,857	10,288
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (j)	3,987	3,671
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (i)(j)	6,531	6,232
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (j)	25,273	23,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (i)(j)	23,995	22,708
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (i)(j)	5,736	5,196
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (j)	4,776	4,339
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (i)(j)	13,964	13,483
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (j)	11,845	10,656
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (j)	38,838	37,057
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (j)	24,837	23,295
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (j)	12,972	11,377
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (j)	5,005	4,886
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (j)	24,325	23,618
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (j)	18,209	17,713
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (j)	6,775	6,445
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (j)	3,359	3,105
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (j)	1,427	1,296
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (j)	8,863	8,522
Government National Mortgage Assn. 5.00% 7/1/2056 (j)(k)	39,474	38,923
Government National Mortgage Assn. 5.50% 7/1/2056 (j)(k)	70,204	70,560

45	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038 (j)	USD546	$575
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041 (j)	495	472
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044 (j)	27	26
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045 (j)	49	48
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045 (j)	2,042	2,007
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046 (j)	15,996	14,381
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047 (j)	1,613	1,533
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047 (j)	302	287
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047 (j)	1,586	1,506
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047 (j)	2,848	2,704
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048 (j)	2,974	2,823
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048 (j)	15,439	14,202
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048 (j)	2,533	2,475
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048 (j)	327	311
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (j)	896	877
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049 (j)	15,508	14,201
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (j)	662	646
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049 (j)	264	260
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (j)	365	357
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (j)	3,041	2,966
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049 (j)	261	255
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (j)	97,170	79,796
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (j)	179	153
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (j)	84,891	69,712
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051 (j)	251	246
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (j)	5,950	5,830
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (j)	68,326	58,476
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (j)	16,116	13,718
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (j)	5,784	4,924
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (j)	1,906	1,617
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (j)	11,177	9,563
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (j)	53,793	46,027
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (j)	1,594	1,363
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (j)	34,252	29,307
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (j)	501	428
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (j)	385	329
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (j)	32,961	29,308
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (j)	5,514	4,718
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (j)	24,993	22,224
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (j)	104,873	95,756
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (j)	301	258
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (j)	31,941	28,438
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (j)	18,662	16,924
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (j)	32,977	29,835
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (j)	21,123	19,927
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (j)	15,390	13,952
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (j)	16,127	15,147
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (j)	10,284	9,669
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (j)	618	613
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053 (j)	556	496
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (j)	16,022	15,484
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (j)	33,791	33,500
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053 (j)	24,457	24,226
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (j)	42,436	40,957
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (j)	119,972	118,836
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (j)	4,755	4,444
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (j)	101	90
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (j)	23,127	23,295
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (j)	2,478	2,493
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (j)	49,526	49,839
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (j)	4,034	4,060
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (j)	1,202	1,210
Government National Mortgage Assn. Pool #710085 4.938% 9/20/2061 (j)	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (j)	29,624	22,356
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (j)(k)	71,793	65,409
Uniform Mortgage-Backed Security 2.50% 7/1/2041 (j)(k)	11,358	10,623

American Balanced Fund	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.50% 7/1/2041 (j)(k)	USD40,000	$38,116
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (j)(k)	57,207	52,127
Uniform Mortgage-Backed Security 2.50% 8/1/2041 (j)(k)	36,642	34,260
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (j)(k)	81,189	64,850
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (j)(k)	120,528	100,725
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (j)(k)	140,866	122,840
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (j)(k)	306,347	286,362
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (j)(k)	140,225	134,353
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (j)(k)	95,964	94,307
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (j)(k)	335,417	336,541
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (j)(k)	15,527	15,875
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (j)(k)	623,724	645,258
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (j)(k)	1,565	1,653
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (j)(k)	346,908	276,983
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (j)(k)	922,502	770,650
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (j)(k)	96,526	84,129
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (j)(k)	299,823	286,999
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (j)(k)	42,052	41,277
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (j)(k)	232,654	233,088
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (j)(k)	333,672	340,040
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (j)(k)	2,575	2,707
		16,893,775

Commercial mortgage-backed securities 1.02%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (g)(i)(j)	78,778	79,236
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (g)(j)	4,557	4,514
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (g)(j)	21,941	21,494
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (g)(j)	14,005	13,366
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (g)(j)	3,802	3,561
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (g)(j)	3,834	3,554
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (g)(j)	3,167	2,987
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (g)(j)	22,260	21,646
AMSR Trust, Series 2026-SFR1, Class A, 3.775% 4/17/2043 (g)(j)	7,155	6,777
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (g)(i)(j)	3,356	3,366
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (g)(i)(j)	8,855	9,052
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (j)	3,422	3,351
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (j)	405	393
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (j)	5,575	5,398
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 11/15/2055 (i)(j)	5,000	5,149
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (j)	2,860	2,878
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (i)(j)	4,739	4,826
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (j)	21,470	22,106
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (i)(j)	6,605	6,886
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (j)	27,528	28,110
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (j)	9,565	9,832
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (j)	53,342	54,821
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (i)(j)	24,048	24,780
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (i)(j)	13,271	13,612
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (i)(j)	29,769	30,529
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (j)	795	783
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (j)	486	478
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (i)(j)	9,618	9,507
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (j)	5,772	5,463
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (j)	8,720	8,378
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (j)	17,962	16,429
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (i)(j)	1,405	1,407
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (i)(j)	3,013	3,017
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (i)(j)	1,960	1,906
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (j)	13,312	13,591
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (i)(j)	7,890	8,324
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (i)(j)	12,680	12,890
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class A4, 5.839% 3/15/2058 (j)	28,245	29,090
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (j)	5,000	5,055
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (j)	5,000	5,061

47	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2026-5C41, Class AS, 5.755% 5/15/2069 (i)(j)	USD2,087	$2,134
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (j)	11,250	11,084
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (i)(j)	3,812	3,756
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (j)	9,988	9,799
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (j)	17,048	15,340
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (i)(j)	11,156	11,046
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (j)	21,652	19,291
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (j)	3,950	3,497
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (j)	6,710	5,782
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (j)	2,138	1,914
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054 (j)	4,870	4,279
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (i)(j)	8,840	7,848
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (i)(j)	8,696	8,994
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (j)	20,440	20,949
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (i)(j)	8,011	8,219
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (i)(j)	13,310	13,759
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (j)	8,000	7,539
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (j)	12,602	12,837
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (i)(j)	4,080	4,165
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (j)	4,287	4,333
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (i)(j)	23,565	24,286
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (i)(j)	6,948	7,097
Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.738% 12/15/2057 (j)	5,540	5,679
Benchmark Mortgage Trust, Series 2025-V15, Class A3, 5.805% 6/15/2058 (j)	48,077	49,629
Benchmark Mortgage Trust, Series 2025-V15, Class AS, 6.175% 6/15/2058 (j)	9,775	10,062
Benchmark Mortgage Trust, Series 2026-B43, Class A5, 5.506% 4/15/2063 (j)	2,453	2,532
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.117% 7/15/2039 (g)(i)(j)	15,759	15,785
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (i)(j)	7,920	7,918
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (j)	4,929	5,088
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (i)(j)	44,520	45,707
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (i)(j)	25,283	26,174
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (i)(j)	2,210	2,306
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (i)(j)	26,680	28,145
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (j)	2,293	2,319
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (i)(j)	48,510	49,557
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (i)(j)	10,030	10,246
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (i)(j)	52,385	53,782
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (i)(j)	3,714	3,822
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 4.997% 6/15/2041 (g)(i)(j)	14,969	14,992
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (g)(i)(j)	16,107	16,162
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.525% 12/15/2042 (g)(i)(j)	1,326	1,331
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.775% 12/15/2042 (g)(i)(j)	899	903
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.125% 12/15/2042 (g)(i)(j)	302	303
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.919% 12/15/2039 (g)(i)(j)	22,778	22,843
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.268% 12/15/2039 (g)(i)(j)	3,367	3,380
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 3/15/2045 (g)(i)(j)	2,520	2,523
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.775% 3/15/2045 (g)(i)(j)	1,220	1,222
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.175% 3/15/2045 (g)(i)(j)	266	267
BX Commercial Mortgage Trust, Series 2026-VLT9, Class D, (1-month USD CME Term SOFR + 3.25%) 6.875% 3/15/2045 (g)(i)(j)	1,241	1,244
BX Commercial Mortgage Trust, Series 2026-VLT10, Class A, 5.358% 7/13/2058 (g)(i)(j)	3,525	3,436
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (g)(i)(j)	8,492	8,502
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.464% 4/15/2037 (g)(i)(j)	2,979	2,988
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (g)(i)(j)	33,284	33,287
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (g)(i)(j)	3,841	3,842
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (g)(i)(j)	17,303	17,345
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (g)(i)(j)	62,992	62,524

American Balanced Fund	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (g)(i)(j)	USD102,121	$102,617
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.068% 11/15/2041 (g)(i)(j)	35,493	35,565
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.168% 11/15/2041 (g)(i)(j)	39,549	39,656
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.367% 11/15/2041 (g)(i)(j)	6,645	6,660
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.517% 11/15/2041 (g)(i)(j)	12,369	12,410
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (g)(j)	9,605	9,649
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (g)(i)(j)	2,420	2,429
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (g)(i)(j)	20,022	20,076
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.175% 12/15/2042 (g)(i)(j)	12,485	12,538
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.425% 12/15/2042 (g)(i)(j)	1,049	1,054
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (g)(i)(j)	62,615	62,777
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (g)(i)(j)	3,254	3,264
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (g)(i)(j)	582	582
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (g)(i)(j)	15,062	15,109
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (g)(i)(j)	11,339	11,392
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (j)	12,890	12,716
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (g)(i)(j)	20,000	20,444
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 6/12/2040 (g)(i)(j)	9,877	9,973
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/12/2040 (g)(i)(j)	4,900	4,912
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (g)(i)(j)	55,899	56,733
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (j)	369	364
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (g)(i)(j)	4,878	4,867
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (g)(i)(j)	36,135	36,034
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (i)(j)	670	656
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (g)(j)	36,773	37,374
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (g)(j)	7,074	7,148
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (g)(i)(j)	12,887	12,949
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (g)(i)(j)	5,439	5,493
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (j)	238	237
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (g)(i)(j)	43,974	44,219
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (g)(i)(j)	23,187	22,887
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (g)(i)(j)	26,510	26,492
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (g)(i)(j)	14,463	14,467
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (g)(i)(j)	13,140	13,158
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (g)(i)(j)	4,283	4,287
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (g)(i)(j)	25,382	25,468
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.225% 10/15/2042 (g)(i)(j)	3,757	3,774
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.475% 10/15/2042 (g)(i)(j)	3,227	3,249
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.225% 10/15/2042 (g)(i)(j)	5,614	5,662
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038 (g)(j)	3,597	3,552
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (g)(j)	14,046	13,945
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (g)(i)(j)	16,204	16,247
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 3/15/2041 (g)(i)(j)	24,263	24,351
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (g)(i)(j)	1,370	1,370
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (g)(j)	12,117	12,178
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (g)(j)	21,824	19,480
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (g)(i)(j)	46,773	46,942
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (g)(i)(j)	9,579	9,567
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (j)	11,268	11,122
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (i)(j)	3,052	2,995
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (j)	405	397
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (j)	19,842	18,184
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (j)	9,914	8,698
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (g)(i)(j)	35,922	36,030

49	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.368% 3/15/2042 (g)(i)(j)	USD8,085	$8,117
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.667% 3/15/2042 (g)(i)(j)	1,267	1,273
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (g)(i)(j)	5,432	5,460
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (g)(i)(j)	83,270	85,245
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (g)(i)(j)	2,956	2,971
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (g)(i)(j)	87,371	88,814
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (g)(i)(j)	19,965	19,988
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (g)(j)	5,767	5,540
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (j)	2,520	2,495
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (j)	930	915
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (g)(j)	34,220	29,579
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (g)(j)	8,773	7,398
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (g)(i)(j)	2,318	1,883
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (i)(j)	8,015	7,973
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (g)(i)(j)	12,547	12,581
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (g)(j)	59,217	57,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (j)	205	203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (j)	972	967
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (i)(j)	1,460	1,363
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (g)(i)(j)	22,992	23,681
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (g)(i)(j)	7,026	7,132
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (g)(i)(j)	17,614	18,243
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (g)(i)(j)	2,463	2,540
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (g)(i)(j)	9,569	9,496
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (g)(i)(j)	1,949	1,940
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.318% 2/15/2042 (g)(i)(j)	11,881	11,905
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (g)(i)(j)	7,027	7,058
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (g)(i)(j)	23,537	23,594
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (g)(j)	21,946	19,566
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (g)(i)(j)	54,009	54,000
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (g)(i)(j)	61,822	61,518
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.468% 2/15/2042 (g)(i)(j)	9,804	9,735
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.118% 11/15/2041 (g)(i)(j)	38,000	38,113
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.467% 11/15/2041 (g)(i)(j)	7,053	7,076
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.867% 11/15/2041 (g)(i)(j)	1,728	1,734
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (g)(i)(j)	4,145	4,092
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (j)	10,015	9,978
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (j)	4,008	3,787
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (i)(j)	11,670	11,063
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (j)	3,008	3,103
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (i)(j)	11,965	12,312
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.144% 11/15/2057 (i)(j)	15,633	16,062
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (j)	795	790
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (g)(i)(j)	57,245	57,405
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (g)(i)(j)	8,656	8,738
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (g)(i)(j)	3,712	3,747
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (g)(i)(j)	5,353	5,361
		2,935,659

American Balanced Fund	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.77%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (g)(h)(j)	USD6,141	$6,155
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (g)(h)(j)	15,785	15,831
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (g)(h)(j)	14,078	14,070
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (g)(i)(j)	2,882	2,635
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (g)(j)	141	138
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (g)(j)	9,545	9,277
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (g)(h)(j)	31,062	30,976
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (g)(h)(j)	7,112	6,918
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (g)(i)(j)	6,001	5,567
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (g)(i)(j)	1,936	1,818
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (g)(i)(j)	723	717
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (g)(i)(j)	1,467	1,336
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (g)(h)(j)	18,646	18,677
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (g)(h)(j)	10,588	10,607
BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.409% 8/1/2064 (6.409% on 8/1/2028) (g)(h)(j)	3,905	3,906
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (g)(h)(j)	27,954	28,006
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (g)(h)(j)	33,614	33,722
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (g)(h)(j)	5,744	5,757
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (g)(h)(j)	7,474	7,482
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (g)(i)(j)	6,059	6,041
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (g)(i)(j)	49,199	48,157
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (g)(h)(j)	4,716	4,623
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (g)(i)(j)	10,520	9,192
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (g)(i)(j)	6,682	5,893
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.530% 12/25/2033 (i)(j)	195	201
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (g)(i)(j)	20,266	19,076
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (g)(h)(j)	13,249	13,123
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (g)(i)(j)	343	327
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (g)(h)(j)	3,726	3,732
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (g)(h)(j)	7,756	7,764
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (g)(h)(j)	11,739	11,789
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (g)(i)(j)	8,484	7,691
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1 (30-day Average USD-SOFR + 3.10%) 6.728% 10/25/2041 (g)(i)(j)	9,770	9,835
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (g)(i)(j)	75,090	78,192
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (g)(i)(j)	7,333	7,366
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (g)(i)(j)	46,402	47,972
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (g)(i)(j)	5,496	5,507
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 6.328% 7/25/2043 (g)(i)(j)	43,307	44,315
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.128% 10/25/2043 (g)(i)(j)	1,069	1,070
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (g)(i)(j)	1,458	1,458
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (g)(i)(j)	6,104	6,149
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (g)(i)(j)	567	567
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (g)(i)(j)	6,661	6,717
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (g)(i)(j)	3,228	3,241
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.778% 9/25/2044 (g)(i)(j)	4,537	4,550
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (g)(i)(j)	2,300	2,304
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (g)(i)(j)	5,154	5,159

51	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (g)(i)(j)	USD2,738	$2,742
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (g)(i)(j)	1,498	1,498
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (g)(i)(j)	16,427	16,451
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (j)	40	41
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (j)	136	139
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (j)	495	501
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (g)(i)(j)	5,168	5,070
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (g)(j)	66,738	64,579
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (g)(i)(j)	13,601	11,269
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (g)(i)(j)	15,130	12,536
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (g)(i)(j)	10,895	11,001
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.928% 2/25/2042 (g)(i)(j)	731	731
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (g)(i)(j)	4,587	4,656
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (g)(i)(j)	13,467	13,630
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.128% 6/25/2042 (g)(i)(j)	7,690	7,955
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (g)(i)(j)	409	410
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (g)(i)(j)	5,172	5,191
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (g)(i)(j)	2,748	2,751
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (g)(i)(j)	47,105	47,277
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.678% 10/25/2044 (g)(i)(j)	4,536	4,545
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (g)(i)(j)	311	311
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (g)(i)(j)	6,306	6,314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (g)(i)(j)	4,002	4,015
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (g)(i)(j)	1,536	1,536
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 9/25/2045 (g)(i)(j)	3,290	3,297
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (g)(i)(j)	12,898	12,898
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (g)(i)(j)	5,745	5,746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2050 (g)(i)(j)	5,000	5,473
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (g)(h)(j)	3,169	3,184
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (g)(i)(j)	14,658	13,422
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (g)(h)(j)	14,226	14,225
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (g)(h)(j)	3,700	3,610
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (g)(h)(j)	9,893	9,936
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (g)(h)(j)	5,219	5,245
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (g)(h)(j)	3,431	3,434
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (g)(h)(j)	5,364	5,353
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (g)(i)(j)	90,284	91,120
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (g)(i)(j)	3,668	3,677
JP Morgan Mortgage Trust, Series 2025-DSC1, Class A1, 5.577% 9/25/2065 (g)(i)(j)	12,054	12,047
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (g)(i)(j)	12,178	12,141
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (g)(j)	3,506	3,511
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (g)(j)	7,853	7,867
Liberty Street Trust, Series 2026-225L, Class A, 4.746% 2/10/2043 (g)(i)(j)	2,522	2,480
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (g)(h)(j)	12,696	12,729

American Balanced Fund	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (g)(h)(j)	USD17,574	$17,501
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (g)(i)(j)	9,481	9,560
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (g)(h)(j)	10,663	10,728
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (g)(i)(j)	8,859	8,841
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (g)(i)(j)	384	374
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (g)(h)(j)	13,105	13,122
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (g)(i)(j)	7,701	7,645
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (g)(i)(j)	2,173	2,014
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (g)(i)(j)	5,442	5,470
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (g)(h)(j)	14,368	14,382
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (g)(i)(j)	7,565	7,590
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 5.31% 5/25/2062 (g)(j)	32,358	32,534
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (g)(j)	36,728	37,346
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (g)(i)(j)	20,007	19,786
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (g)(h)(j)	8,472	8,499
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (g)(h)(j)	14,184	14,250
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (g)(h)(j)	8,570	8,625
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (g)(h)(j)	6,688	6,723
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (g)(h)(j)	24,959	25,186
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (g)(h)(j)	24,465	24,608
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (g)(h)(j)	14,085	14,072
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (g)(h)(j)	7,747	7,786
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (g)(h)(j)	8,037	8,061
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (g)(h)(j)	23,049	23,139
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (g)(h)(j)	30,915	30,978
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (g)(h)(j)	10,478	10,445
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (g)(h)(j)	22,671	22,509
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (g)(h)(j)	11,093	11,033
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (g)(i)(j)	16,569	16,435
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (g)(i)(j)	51,136	51,065
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (g)(i)(j)	6,265	6,377
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (g)(i)(j)	13,129	11,566
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (g)(j)	18,753	18,717
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (g)(j)	7,367	7,268
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (g)(j)	17,051	16,395
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (g)(j)	14,392	13,775
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (g)(i)(j)	5,757	5,430
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (g)(i)(j)	3,551	3,378
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (g)(j)	8,363	7,940
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/17/2041 (g)(j)	12,679	11,995
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (g)(j)	8,057	7,593
Progress Residential Trust, Series 2025-SFR1, Class B, 3.65% 2/17/2042 (g)(j)	8,757	8,271
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (g)(j)	6,360	5,959
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (g)(j)	17,465	16,466
Progress Residential Trust, Series 2025-SFR6, Class B, 4.00% 12/17/2042 (g)(j)	2,502	2,358
Progress Residential Trust, Series 2025-SFR6, Class D, 4.00% 12/17/2042 (g)(j)	2,162	2,002
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (g)(j)	1,862	1,788
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (g)(j)	14,099	13,617
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (g)(h)(j)	8,890	8,606
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (g)(i)(j)	10,829	10,867
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (g)(i)(j)	40,232	40,284
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (g)(i)(j)	7,485	7,492
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.962% 5/25/2055 (g)(i)(j)	8,652	8,556
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (g)(i)(j)	1,237	1,234
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (g)(i)(j)	8,460	8,367
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (g)(i)(j)	6,641	6,575
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (g)(i)(j)	1,949	1,887
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (g)(i)(j)	1,789	1,704
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (g)(i)(j)	4,571	4,539
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (g)(i)(j)	1,873	1,866
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (g)(i)(j)	1,169	1,149
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (g)(j)	353	321

53	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.625% 11/25/2060 (g)(i)(j)	USD6,124	$5,946
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (g)(j)	12,896	12,278
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (g)(i)(j)	4,837	4,840
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 4.972% 7/25/2065 (g)(i)(j)	2,040	2,029
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (g)(j)	24,693	24,487
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (g)(j)	3,422	3,397
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (g)(j)	7,964	7,884
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (g)(j)	1,718	1,696
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (g)(j)	3,381	3,336
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (g)(j)	5,749	5,683
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (g)(j)	1,893	1,859
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (g)(j)	33,251	32,766
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (g)(j)	9,692	9,536
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (g)(j)	26,861	26,249
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (g)(h)(j)	17,789	17,775
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (g)(h)(j)	5,677	5,608
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (g)(i)(j)	15,939	15,960
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (g)(h)(j)	22,710	22,783
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (g)(h)(j)	15,460	15,551
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (g)(h)(j)	7,489	7,550
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (g)(h)(j)	5,654	5,687
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (g)(h)(j)	1,875	1,886
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (g)(h)(j)	2,452	2,471
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (g)(h)(j)	6,462	6,486
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (g)(h)(j)	2,014	2,021
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (g)(h)(j)	2,889	2,889
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (g)(i)(j)	20,963	20,909
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (g)(i)(j)	11,796	11,778
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (g)(i)(j)	10,524	10,528
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (g)(h)(j)	3,704	3,703
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (g)(i)(j)	9,737	9,755
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (g)(i)(j)	46,827	46,982
Verus Securitization Trust, Series 2025-1, Class A2, 5.773% 1/25/2070 (6.773% on 1/1/2029) (g)(h)(j)	5,118	5,126
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (g)(h)(j)	21,771	21,881
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (g)(h)(j)	3,263	3,275
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (g)(h)(j)	7,096	7,113
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (g)(h)(j)	17,020	16,954
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (g)(h)(j)	19,281	19,129
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (g)(i)(j)	14,396	14,207
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (g)(i)(j)	21,515	21,383
		2,218,175
Total mortgage-backed obligations		22,047,609
Asset-backed obligations 2.50%
Other asset-backed securities 1.22%
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (g)(j)	521	521
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (g)(j)	40,547	40,588
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (g)(j)	933	933
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (g)(j)	1,062	1,062
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (g)(j)	821	821
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (g)(j)	2,134	2,129
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (g)(j)	12,687	12,716
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (g)(j)	27,746	27,607
Affirm Master Trust, Series 2026-1A, Class B, 4.57% 2/15/2034 (g)(j)	2,816	2,797
Affirm Master Trust, Series 2026-1A, Class C, 4.72% 2/15/2034 (g)(j)	4,433	4,402
Affirm Master Trust, Series 2026-1A, Class D, 4.91% 2/15/2034 (g)(j)	3,828	3,799
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (g)(j)	8,403	8,343
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (g)(j)	38,480	38,376
Affirm Master Trust, Series 2026-2A, Class B, 5.07% 4/16/2035 (g)(j)	822	819
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (g)(j)	61,835	62,127
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class B, 6.688% 6/15/2056 (g)(j)	8,020	8,054
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (g)(j)	29,880	30,245
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (g)(j)	1,462	1,478
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (g)(j)	71,000	70,413
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (g)(j)	24,344	24,194

American Balanced Fund	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (g)(j)	USD12,959	$12,873
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (g)(j)	68,590	67,563
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (g)(j)	42,244	41,889
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (g)(j)	15,924	16,000
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (g)(j)	9,533	9,620
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (g)(j)	6,769	6,819
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (g)(j)	108	108
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (g)(j)	1,715	1,694
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (g)(j)	18,521	17,582
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (g)(j)	2,225	2,130
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (g)(j)	886	888
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (g)(j)	1,235	1,242
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (g)(j)	17,903	17,933
Business Jet Securities, LLC, Series 2026-1A, Class A, 5.464% 6/15/2041 (g)(j)	68,570	68,836
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (g)(j)	1,281	1,229
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (g)(j)	12,399	12,537
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (g)(j)	19,231	19,160
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (g)(j)	37,659	35,504
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (g)(j)	15,352	14,478
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (g)(j)	63,039	63,303
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (g)(j)	11,068	11,092
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (g)(j)	47,584	46,976
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (g)(j)	63,806	63,319
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (g)(j)	22,459	22,417
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (g)(j)	102,534	85,542
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (g)(j)	19,280	15,916
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (g)(j)	15,185	9,354
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (g)(j)	1,579	993
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (g)(j)	48,226	38,332
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (g)(j)	7,528	4,461
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (g)(j)	51,792	51,977
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (g)(j)	42,346	42,494
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (g)(j)	6,583	6,611
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (g)(j)	2,000	2,003
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (g)(j)	19,159	19,124
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (g)(j)	13,938	13,077
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (g)(j)	14,656	13,743
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (g)(j)	19,999	18,734
CLI Funding VI, LLC, Series 2020-3A, Class B, 3.30% 10/18/2045 (g)(j)	491	455
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (g)(j)	14,879	13,764
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (g)(j)	1,065	982
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (g)(j)	916	843
CLI Funding, LLC, Series 2022-1A, Class B, 3.12% 1/18/2047 (g)(j)	798	722
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (g)(j)	17,368	17,190
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (g)(j)	10,269	10,365
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (g)(j)	2,088	2,101
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (j)	11,632	11,681
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (g)(j)	1,976	1,977
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (g)(j)	6,096	6,104
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (g)(j)	4,718	4,713
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (g)(j)	18,243	18,308
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (g)(j)	384	384
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (g)(j)	8,835	8,920
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (g)(j)	1,929	1,968
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (g)(j)	3,458	3,240
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (g)(j)	32,150	32,244
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (g)(j)	1,741	1,750
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (g)(j)	12,552	12,468
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (g)(j)	53,220	53,244
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (g)(j)	5,064	5,066
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (g)(j)	10,987	10,408
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (g)(j)	1,513	1,434
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (g)(j)	5,424	5,012
GGAM Master Trust International, Ltd., Series 2026-1A, Class A, 5.861% 9/30/2060 (g)(j)	36,245	36,289

55	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (g)(j)	USD20,949	$20,857
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (g)(j)	54,124	54,137
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (g)(j)	5,847	5,705
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (g)(j)	32,965	31,668
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (g)(j)	762	736
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (g)(j)	47,062	45,240
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (g)(j)	46,382	43,225
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (g)(j)	52,231	49,002
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (g)(j)	3,382	3,141
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (g)(j)	2,145	2,148
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (g)(j)	8,808	8,864
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (g)(j)	5,290	5,322
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (g)(j)	17,190	17,347
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (g)(j)	28,702	28,489
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (g)(j)	2,565	2,575
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (g)(j)	3,078	3,086
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (g)(j)	8,984	8,947
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (g)(j)	2,081	2,062
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (g)(j)	4,032	3,986
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (j)	8,151	8,183
Kapitus Asset Securitization, LLC, Series 2026-1A, Class A, 5.36% 5/10/2033 (g)(j)	1,630	1,626
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (g)(j)	59,515	60,237
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (g)(j)	2,860	2,899
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (g)(j)	502	500
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (g)(j)	25,103	25,127
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (g)(j)	53,965	54,000
MAPS Trust, Series 2026-2A, Class B, 6.352% 6/15/2051 (g)(j)	1,230	1,231
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (g)(j)	2,812	2,819
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (g)(j)	3,205	3,220
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (g)(j)	33,928	33,461
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (g)(j)	790	792
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (g)(j)	43,598	41,358
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (g)(j)	250,811	207,327
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (g)(j)	3,958	2,423
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (g)(j)	4,537	4,552
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (g)(j)	4,658	4,663
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (g)(j)	7,630	7,638
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (g)(j)	8,058	8,029
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (g)(j)	3,204	3,173
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (g)(j)	5,543	5,542
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (g)(j)	4,210	4,111
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (g)(j)	6,822	6,846
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (g)(j)	19,638	19,759
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (g)(j)	8,928	8,894
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (g)(j)	2,030	2,024
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (g)(j)	935	928
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (g)(j)	12,637	12,608
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (g)(j)	4,479	4,468
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (g)(j)	1,525	1,521
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (g)(j)	2,351	2,337
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (g)(j)	2,007	1,994
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (g)(j)	1,582	1,573
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (g)(j)	12,627	12,573
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (g)(j)	4,765	4,742
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (g)(j)	2,610	2,593
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (g)(j)	2,010	1,989
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (g)(j)	24,984	24,953
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (g)(j)	3,881	3,870
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (g)(j)	1,960	1,956
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (g)(j)	2,408	2,404
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (g)(j)	853	854
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (g)(j)	4,052	4,068
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (g)(j)	6,441	6,427
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (g)(j)	5,738	5,754
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (g)(j)	3,805	3,808
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (g)(j)	9,986	10,066

American Balanced Fund	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (j)	USD14,100	$14,143
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (j)	13,836	13,300
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (g)(j)	11,181	11,104
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (g)(j)	12,026	11,858
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (g)(i)(j)	2,998	3,033
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (g)(j)	5,566	5,639
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (g)(j)	8,657	8,650
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (g)(j)	121	121
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (g)(j)	6,588	6,614
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (g)(j)	61	61
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (g)(j)	630	626
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (g)(j)	1,766	1,744
Reach Financial, LLC, Series 2026-2A, Class C, 5.35% 2/15/2035 (g)(j)	1,785	1,784
Reach Financial, LLC, Series 2026-2A, Class D, 5.67% 2/15/2035 (g)(j)	615	615
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (g)(j)	3,443	3,416
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (g)(j)	1,419	1,420
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (g)(j)	4,434	4,506
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (g)(j)	4,885	4,928
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (g)(j)	2,677	2,618
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (g)(j)	1,041	1,020
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (g)(j)	15,712	14,941
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (g)(j)	2,892	2,772
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (g)(j)	28,888	28,658
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (g)(j)	71,841	71,806
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (g)(j)	29,738	28,262
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (g)(j)	7,380	7,238
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (g)(j)	4,347	4,330
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (g)(j)	7,237	7,105
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (g)(j)	4,944	4,839
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (g)(j)	20,440	20,093
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (g)(j)	24,131	23,668
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (g)(j)	2,518	2,439
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (g)(j)	64,540	64,841
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (g)(j)	52,892	53,246
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (g)(j)	10,131	10,174
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (g)(j)	6,193	6,048
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (j)	33,163	33,187
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (j)	39,744	39,962
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (j)	24,450	24,218
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (g)(j)	23,779	22,810
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (g)(j)	8,231	7,959
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (g)(j)	18,049	16,997
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (g)(j)	3,335	3,202
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (g)(j)	2,269	2,147
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (g)(j)	22,554	21,234
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (g)(j)	930	873
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (g)(j)	46,687	43,988
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (g)(j)	23,655	23,532
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (g)(j)	11,356	10,890
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (g)(j)	9,822	8,926
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (g)(j)	340	309
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (g)(j)	472	468
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (g)(j)	2,467	2,364
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (g)(j)	22,781	22,011
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (g)(j)	92,519	87,072
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (g)(j)	4,160	3,976
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (g)(j)	24,702	22,803
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (g)(j)	901	832
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (g)(j)	4,107	4,003
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (g)(j)	4,701	4,704
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (g)(j)	19,661	19,591
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (g)(j)	32,435	32,525
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (g)(j)	6,229	6,207
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (g)(j)	2,226	2,222
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (g)(j)	477	473

57	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (g)(j)	USD512	$506
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (g)(j)	5,319	5,314
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (g)(j)	357	356
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (g)(j)	1,255	1,249
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (g)(j)	3,155	3,150
Upstart Securitization Trust, Series 2026-2, Class B, 5.08% 5/20/2036 (g)(j)	3,476	3,466
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (g)(j)	5,566	5,578
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (g)(j)	4,367	4,423
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (j)	42,675	43,050
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (g)(j)	44,216	44,408
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (j)	8,963	8,878
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (g)(j)	14,123	14,260
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (g)(j)	2,110	2,113
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (g)(j)	4,502	4,505
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (g)(j)	2,754	2,761
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (g)(j)	2,877	2,873
Zayo Issuer, LLC, Series 2026-1A, Class A2, 5.546% 4/20/2056 (g)(j)	4,964	4,979
		3,518,080

Auto loan 1.00%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (j)	16,527	16,494
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (j)	12,647	12,552
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (g)(j)	239	239
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (g)(j)	1,723	1,724
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (g)(j)	10,044	10,053
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (g)(j)	4,632	4,639
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (g)(j)	4,808	4,803
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (g)(j)	8,695	8,659
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (g)(j)	6,055	6,081
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (g)(j)	14,562	14,809
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (g)(j)	25,110	25,233
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (g)(j)	9,497	9,624
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (g)(j)	4,990	4,971
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (g)(j)	7,497	7,498
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (g)(j)	6,144	6,151
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (g)(j)	12,883	12,975
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (g)(j)	6,074	6,065
American Credit Acceptance Receivables Trust, Series 2026-2, Class C, 4.85% 5/10/2032 (g)(j)	3,070	3,058
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (j)	8,487	8,510
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (j)	9,921	9,953
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (g)(j)	20,309	20,302
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (g)(j)	1,294	1,295
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (g)(j)	25,261	25,196
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (g)(j)	4,608	4,597
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (g)(j)	514	513
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (g)(j)	5,767	5,778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (g)(j)	2,152	2,159
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (g)(j)	2,750	2,763
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (g)(j)	25,110	25,308
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (g)(j)	10,000	10,028
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (g)(j)	19,885	20,076
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (g)(j)	9,510	9,673
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (g)(j)	15,300	15,500
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (g)(j)	3,763	3,766
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (g)(j)	28,032	28,681
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (g)(j)	7,175	7,390
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class B, 6.66% 2/20/2030 (g)(j)	8,634	8,938
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class C, 7.34% 2/20/2030 (g)(j)	1,400	1,460
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (g)(j)	15,860	16,121
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (g)(j)	2,846	2,903
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (g)(j)	17,924	17,690
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (g)(j)	16,000	16,220
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (g)(j)	3,342	3,381
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (g)(j)	881	869
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class B, 5.00% 8/20/2032 (g)(j)	765	754

American Balanced Fund	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (g)(j)	USD692	$686
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (g)(j)	5,567	5,592
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (j)	747	747
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (j)	2,574	2,573
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (j)	2,670	2,672
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (j)	2,233	2,235
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (j)	3,512	3,517
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (j)	9,466	9,488
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (j)	2,051	2,061
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (j)	15,155	15,200
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (j)	25,773	25,809
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A3, 4.24% 10/15/2029 (j)	2,271	2,268
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (j)	2,262	2,254
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (j)	5,650	5,641
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (j)	9,797	9,893
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (j)	7,401	7,414
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (j)	11,925	11,944
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (j)	6,174	6,160
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (j)	7,492	7,509
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (j)	5,769	5,732
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (j)	5,695	5,677
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class C, 4.88% 2/17/2032 (j)	720	717
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (j)	32,796	32,951
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (j)	4,489	4,562
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (g)(j)	921	924
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (j)	232	228
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (j)	1,385	1,366
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (g)(j)	1,973	1,981
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (g)(j)	17,445	17,579
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (g)(j)	25,225	25,328
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (g)(j)	13,288	13,358
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (g)(j)	1,356	1,359
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (g)(j)	5,395	5,429
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (g)(j)	4,325	4,338
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (g)(j)	907	908
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (g)(j)	2,021	2,022
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (g)(j)	8,800	8,832
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (g)(j)	394	399
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (g)(j)	5,048	5,084
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (g)(j)	5,995	6,003
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (g)(j)	7,060	7,064
CPS Auto Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (g)(j)	23,272	23,266
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (g)(j)	3,659	3,651
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (g)(j)	33	33
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (g)(j)	20,578	20,488
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (g)(j)	1,261	1,253
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (g)(j)	243	243
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (g)(j)	6,592	6,563
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (j)	1,022	1,022
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (j)	3,115	3,122
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (j)	6,146	6,208
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (j)	13,117	13,098
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (j)	4,739	4,698
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (g)(j)	2,147	2,150
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (g)(j)	3,163	3,168
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (g)(j)	3,439	3,440
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (g)(j)	2,675	2,685
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (g)(j)	4,751	4,793
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (g)(j)	6,047	6,157
Exeter Automobile Receivables Trust, Series 2025-5A, Class A2, 4.38% 6/15/2028 (j)	2,373	2,374
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (j)	34	34
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (j)	1,952	1,953
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (j)	1,056	1,057
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (j)	4,172	4,172
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (j)	3,972	3,975
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (j)	3,884	3,932

59	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (j)	USD7,232	$7,276
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (j)	25,639	25,708
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (j)	6,376	6,377
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (j)	8,879	8,896
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (j)	9,461	9,452
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (j)	9,082	9,096
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (j)	5,278	5,258
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (j)	5,991	6,016
Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84% 6/17/2030 (j)	9,760	9,868
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (j)	14,187	14,132
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (j)	3,615	3,621
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (j)	7,612	7,664
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (j)	9,492	9,663
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (j)	6,838	6,768
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (j)	13,416	13,589
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (j)	9,878	9,905
Exeter Automobile Receivables Trust, Series 2026-3A, Class B, 4.70% 3/17/2031 (j)	10,865	10,854
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (j)	34,257	34,492
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (j)	26,811	27,037
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (j)	25,396	25,250
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (j)	1,108	1,104
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (j)	13,625	13,614
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (j)	4,450	4,447
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (j)	2,102	2,087
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (j)	3,749	3,754
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (j)	5,289	5,294
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (g)(j)	1,677	1,682
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (g)(j)	3,612	3,613
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (g)(j)	4,775	4,762
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (g)(j)	1,689	1,675
First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.75% 12/15/2031 (g)(j)	5,000	4,953
First Investors Auto Owner Trust, Series 25-1A, Class D, 5.22% 12/15/2033 (g)(j)	2,500	2,475
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (g)(j)	26,615	27,069
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (g)(i)(j)	61,000	61,653
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (g)(j)	13,105	13,105
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (j)	31,588	31,324
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (g)(j)	741	741
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (g)(j)	442	443
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (g)(j)	1,777	1,778
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (g)(j)	4,041	4,051
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (g)(j)	5,603	5,614
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (g)(j)	4,567	4,571
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (g)(j)	21,239	21,223
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (g)(j)	8,920	8,942
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (g)(j)	1,262	1,266
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (g)(j)	2,182	2,215
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (g)(j)	3,327	3,323
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (g)(j)	9,026	9,057
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (g)(j)	16,572	16,646
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (g)(j)	11,694	11,662
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (g)(j)	5,212	5,242
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (g)(j)	3,347	3,387
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (g)(j)	13,069	13,067
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (g)(j)	11,932	12,051
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (g)(j)	16,784	16,767
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (g)(j)	11,421	11,469
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (g)(j)	13,143	13,262
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (g)(j)	16,647	16,508
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (g)(j)	5,987	6,033
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (g)(j)	3,956	3,939
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (g)(j)	4,580	4,550
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (g)(j)	3,469	3,469
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (g)(j)	1,967	1,975
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (g)(j)	5,389	5,401
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (g)(j)	3,229	3,249
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (g)(j)	4,834	4,831

American Balanced Fund	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (g)(j)	USD10,795	$10,769
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (g)(j)	1,021	1,029
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (g)(j)	22,705	23,164
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (g)(j)	38,047	39,146
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (g)(j)	31,473	31,481
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (j)	4,721	4,735
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A2A, 4.05% 5/16/2029 (j)	45,805	45,725
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (g)(j)	8,150	8,198
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (g)(j)	64,867	63,698
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028 (g)(j)	8,792	8,639
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (g)(j)	5,075	4,980
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (g)(j)	22,138	21,979
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (g)(j)	18,253	18,785
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (g)(j)	15,859	15,896
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class B, 5.67% 11/25/2030 (g)(j)	1,156	1,160
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (g)(j)	1,966	1,972
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (g)(j)	21,601	21,731
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class B, 6.08% 11/25/2032 (g)(j)	2,476	2,490
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (g)(j)	1,540	1,548
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (g)(j)	111,172	110,339
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (g)(j)	19,644	19,500
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (g)(j)	11,677	11,593
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (g)(j)	14,231	14,319
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (g)(j)	30,334	30,629
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (g)(j)	6,543	6,548
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (g)(j)	3,681	3,686
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (g)(j)	18,249	18,083
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (g)(j)	3,597	3,551
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (g)(j)	19,899	19,743
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (g)(j)	847	826
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (g)(j)	11,296	11,303
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (g)(j)	14,895	14,757
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (j)	8,683	8,715
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (g)(j)	57,985	57,335
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (g)(j)	3,460	3,467
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (g)(j)	5,105	5,110
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (g)(j)	2,219	2,225
LAD Auto Receivables Trust, Series 2025-3A, Class A4, 4.17% 8/15/2031 (g)(j)	2,500	2,461
LAD Auto Receivables Trust, Series 2025-3A, Class B, 4.40% 9/15/2031 (g)(j)	3,150	3,107
LAD Auto Receivables Trust, Series 2025-3A, Class C, 4.60% 3/15/2033 (g)(j)	4,100	4,049
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (g)(j)	1,898	1,900
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (j)	3,202	3,213
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (j)	2,140	2,149
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (g)(j)	6,190	6,154
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (g)(j)	2,199	2,178
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (g)(j)	800	789
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (g)(j)	3,659	3,663
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (g)(j)	6,912	6,921
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (g)(j)	4,938	4,939
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (g)(j)	3,177	3,178
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (g)(j)	2,154	2,160
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (g)(j)	1,690	1,700
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (g)(j)	2,379	2,386
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (g)(j)	2,453	2,457
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (g)(j)	20,878	20,840
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (g)(j)	4,644	4,636
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class C, 5.534% 8/25/2034 (g)(j)	2,500	2,461
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (g)(j)	1,052	1,047
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (g)(j)	1,768	1,749
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (g)(j)	1,768	1,738
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (g)(j)	9,785	9,777
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class B, 5.817% 2/26/2035 (g)(j)	2,747	2,722
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (j)	1,572	1,573
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (j)	69	69
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (j)	13,186	13,247
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (j)	757	757

61	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (j)	USD11,233	$11,246
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (j)	608	608
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (j)	12,138	12,199
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (j)	8,547	8,576
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (j)	1,407	1,415
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (j)	16,016	15,995
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (j)	9,491	9,526
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (j)	10,034	10,129
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (j)	6,376	6,394
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (j)	13,412	13,469
Santander Drive Auto Receivables Trust, Series 2025-4, Class B, 4.27% 1/15/2032 (j)	2,182	2,169
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (j)	4,984	4,955
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (j)	924	920
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (j)	12,336	12,378
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (g)(j)	2,934	2,938
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (g)(j)	1,562	1,563
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (g)(j)	773	777
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (g)(j)	3,394	3,411
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (g)(j)	6,799	6,755
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (g)(j)	896	890
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (g)(j)	895	891
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (g)(j)	4,420	4,433
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (g)(j)	2,222	2,248
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (g)(j)	10,644	10,660
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (g)(j)	3,535	3,588
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (g)(j)	4,326	4,338
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (g)(j)	12,292	12,293
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (j)	6,705	6,726
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (j)	7,901	7,955
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (c)(g)(j)(l)	12,148	7,046
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (g)(j)	9,811	9,781
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (g)(j)	24,960	24,995
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (g)(j)	4,229	4,232
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (g)(j)	373	374
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (g)(j)	2,590	2,613
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (g)(j)	8,343	8,336
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (g)(j)	3,058	3,060
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (g)(j)	3,045	3,047
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (g)(j)	1,035	1,036
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (g)(j)	9,232	9,243
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (g)(j)	11,868	11,893
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (g)(j)	1,033	1,034
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (g)(j)	31,478	31,448
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (g)(j)	6,761	6,786
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (g)(j)	4,187	4,208
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (g)(j)	5,314	5,381
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (g)(j)	13,581	13,567
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (g)(j)	6,093	6,069
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (g)(j)	5,627	5,717
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (g)(j)	28,358	28,412
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (g)(j)	16,701	16,771
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (g)(j)	7,827	7,852
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (g)(j)	17,000	17,141
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (g)(j)	21,170	21,267
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (g)(j)	6,004	6,085
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (g)(j)	14,985	15,053
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (g)(j)	19,367	19,511
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (g)(j)	7,216	7,286
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (g)(j)	11,755	11,775
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (g)(j)	11,190	11,115
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (g)(j)	11,232	11,201
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (g)(j)	2,173	2,167
Westlake Automobile Receivables Trust, Series 2025-3A, Class D, 5.04% 7/15/2031 (g)(j)	3,750	3,748
Westlake Automobile Receivables Trust, Series 2026-2A, Class B, 4.53% 3/15/2032 (g)(j)	20,773	20,708
Westlake Automobile Receivables Trust, Series 2026-2A, Class C, 4.89% 3/15/2032 (g)(j)	29,057	28,989
Westlake Automobile Receivables Trust, Series 2026-2A, Class D, 5.25% 3/15/2032 (g)(j)	4,979	4,978

American Balanced Fund	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (g)(j)	USD4,996	$4,973
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (g)(j)	11,270	11,350
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (g)(j)	17,090	17,167
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (g)(j)	13,424	13,486
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (j)	11,500	11,525
		2,889,501

Collateralized loan obligations 0.19%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (g)(i)(j)	4,798	4,797
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (g)(i)(j)	5,201	5,203
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.525% 10/20/2034 (g)(i)(j)	1,843	1,848
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 1/20/2033 (g)(i)(j)	7,449	7,460
Ares LIII CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.217% 10/24/2036 (g)(i)(j)	1,967	1,969
Ares LIII CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/24/2036 (g)(i)(j)	2,501	2,499
Ares LIII CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.117% 10/24/2036 (g)(i)(j)	1,358	1,359
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (g)(i)(j)	4,710	4,708
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (g)(i)(j)	12,033	12,020
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (g)(i)(j)	26,270	26,289
Barings CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.743% 7/15/2034 (g)(i)(j)	23,348	23,355
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.03%) 4.705% 4/20/2034 (g)(i)(j)	3,935	3,937
Battalion CLO XII, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 4.849% 5/17/2031 (g)(i)(j)	13,120	13,121
BCC Middle Market CLO, LLC, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.022% 10/21/2035 (g)(i)(j)	12,244	12,199
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 4.911% 11/21/2033 (g)(i)(j)	15,872	15,886
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (g)(i)(j)	10,946	10,958
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.525% 4/19/2034 (g)(i)(j)	3,112	3,071
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (g)(i)(j)	25,000	25,015
Dryden 37 Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.035% 1/15/2031 (g)(i)(j)	396	396
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (g)(i)(j)	14,120	14,120
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.075% 10/20/2033 (g)(i)(j)	3,112	3,112
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.375% 10/20/2033 (g)(i)(j)	4,313	4,317
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.175% 1/20/2037 (g)(i)(j)	2,512	2,514
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 1/20/2037 (g)(i)(j)	1,295	1,299
Goldentree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.225% 1/20/2037 (g)(i)(j)	2,113	2,121
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.795% 7/20/2035 (g)(i)(j)	7,299	7,301
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.325% 7/20/2035 (g)(i)(j)	5,252	5,236
Invesco CLO, Ltd., Series 2021-2A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.773% 7/15/2034 (g)(i)(j)	7,550	7,557
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.715% 10/20/2034 (g)(i)(j)	11,400	11,389
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (g)(i)(j)	13,393	13,400

63	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (g)(i)(j)	USD17,303	$17,303
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.667% 7/24/2031 (g)(i)(j)	944	944
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (g)(i)(j)	29,831	29,838
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2R, (3-month USD CME Term SOFR + 1.15%) 4.823% 1/15/2033 (g)(i)(j)	21,300	21,296
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.173% 1/15/2033 (g)(i)(j)	6,000	6,000
Pikes Peak CLO 6, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.589% 5/18/2034 (g)(i)(j)	5,125	5,124
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 4.975% 4/20/2033 (g)(i)(j)	10,811	10,816
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.767% 4/20/2035 (g)(i)(j)	8,303	8,299
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (g)(i)(j)	7,355	7,356
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (g)(i)(j)	25,192	25,182
Symphony CLO, Ltd., Series 2023-30AR, Class BR2, (3-month USD CME Term SOFR + 1.60%) 3.728% 10/20/2037 (g)(i)(j)	4,900	4,905
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (g)(i)(j)	32,456	32,472
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (g)(i)(j)	14,269	14,278
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.865% 1/20/2037 (g)(i)(j)	72,350	72,384
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.067% 4/20/2032 (g)(i)(j)	3,108	3,110
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.675% 4/20/2037 (g)(i)(j)	19,735	19,647
Vibrant CLO, Ltd., Series 2023-16A, Class A1A2, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (g)(i)(j)	17,205	17,215
Wind River CLO, Ltd., Series 2022-1AR, Class CRR, (3-month USD CME Term SOFR + 2.05%) 5.688% 7/20/2035 (g)(i)(j)	605	605
		545,230

Credit card 0.05%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (g)(j)	33,250	33,281
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (j)	18,221	18,045
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (g)(j)	956	959
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (j)	20,870	21,013
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (j)	22,257	22,446
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (g)(j)	27,098	26,972
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (g)(j)	1,598	1,592
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (g)(j)	1,239	1,235
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (g)(j)	1,492	1,487
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (g)(j)	1,229	1,230
Mission Lane Credit Card Master Trust, Series 2025-A, Class C, 6.38% 5/15/2030 (g)(j)	1,750	1,756
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (g)(j)	2,132	2,123
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (g)(j)	417	416
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (g)(j)	555	556
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (g)(j)	370	372
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (j)	8,090	8,161
		141,644

Student loan 0.04%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (g)(j)	10,073	10,100
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (g)(j)	14,641	13,287
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (g)(j)	16,011	14,375
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (g)(j)	1,543	1,523
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (g)(j)	1,500	1,452
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (g)(j)	855	831
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (g)(j)	26,028	24,511

American Balanced Fund	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (g)(j)	USD14,333	$13,657
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (g)(j)	24,494	23,263
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (g)(j)	4,378	4,419
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.470% 1/15/2053 (g)(i)(j)	9,223	9,154
		116,572
Total asset-backed obligations		7,211,027
Bonds & notes of governments & government agencies outside the U.S. 0.39%
Mexico 0.15%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (g)	324,360	326,079
United Mexican States 4.75% 4/27/2032	19,875	19,077
United Mexican States 5.85% 7/2/2032	20,000	20,221
United Mexican States 3.50% 2/12/2034	9,008	7,693
United Mexican States 6.875% 5/13/2037	11,335	11,905
United Mexican States 6.338% 5/4/2053	6,235	5,856
United Mexican States 7.375% 5/13/2055	17,730	18,834
United Mexican States 3.771% 5/24/2061	13,292	8,002
		417,667

Canada 0.08%
CPPIB Capital, Inc. 0.875% 9/9/2026 (g)	17,827	17,727
CPPIB Capital, Inc. 2.75% 11/2/2027 (g)	23,770	23,317
Hydro-Quebec 9.50% 11/15/2030	22,230	26,453
OMERS Finance Trust 3.50% 4/19/2032 (g)	33,621	31,898
OMERS Finance Trust 4.00% 4/19/2052 (g)	33,621	26,533
Ontario (Province of) 3.90% 9/4/2030	36,249	35,730
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (g)	18,000	17,843
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,961
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	19,157
		221,619

Greece 0.04%
Greece (Hellenic Republic of) 4.125% 6/15/2054	EUR114,298	128,299

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD40,334	33,518
Peru (Republic of) 5.875% 8/8/2054	8,925	8,909
Peru (Republic of) 2.78% 12/1/2060	40,618	22,275
		64,702

United Arab Emirates 0.02%
Abu Dhabi (Emirate of) 1.70% 3/2/2031	8,229	7,239
Abu Dhabi (Emirate of) 3.125% 9/30/2049	25,621	17,320
Abu Dhabi (Emirate of) 3.875% 4/16/2050	44,629	34,460
		59,019

Japan 0.02%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (g)	18,000	17,867
Development Bank of Japan, Inc. 1.75% 10/20/2031 (g)	12,582	11,000
Japan Bank for International Cooperation 1.25% 1/21/2031	27,682	24,169
		53,036

Supra National 0.01%
European Investment Bank 0.75% 10/26/2026	19,007	18,816
European Investment Bank 0.625% 10/21/2027	7,655	7,318
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,587
		34,721

65	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	USD8,035	$8,846
Panama (Republic of) 2.252% 9/29/2032	19,671	16,534
		25,380

South Korea 0.01%
Korea Gas Corp. 5.00% 7/8/2029 (g)	4,334	4,403
Korea Housing Finance Corp. 4.625% 2/24/2028 (g)	19,870	19,962
		24,365

Hungary 0.01%
Hungary (Republic of) 2.125% 9/22/2031 (g)	14,164	12,311
Hungary (Republic of) 3.125% 9/21/2051 (g)	17,678	11,334
		23,645

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (g)	16,195	16,309
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (g)	4,883	4,886
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (g)	310	308
		21,503

Philippines 0.01%
Philippines (Republic of) 6.375% 10/23/2034	19,260	20,784

Germany 0.00%
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,716

Chile 0.00%
Chile (Republic of) 3.10% 1/22/2061	15,816	9,937

Indonesia 0.00%
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	3,000	3,021
Total bonds & notes of governments & government agencies outside the U.S.		1,119,414
Municipals 0.23%
California 0.02%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,278
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,822
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,345
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,475	1,307
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,463
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	8,195	6,895
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,235
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,005	790
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	300	274
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,275
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,839
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,201
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,046
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,106
		70,876

American Balanced Fund	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	USD44,105	$43,036
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	39,702
		82,738

Illinois 0.08%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	191,377	193,440
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	21,417	21,698
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,299	4,494
		219,632

Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	58,488

Michigan 0.00%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,704
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,881
		12,585

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,402
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	7,980	8,367
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	15,960	16,707
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	11,270	11,238
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	9,995	9,593
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	23,610	22,754
		74,061

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	49,660	44,924

Wisconsin 0.03%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	92,885	91,377
Total municipals		654,681
Federal agency bonds & notes 0.02%
Fannie Mae 0.75% 10/8/2027 (e)	11,330	10,869
Fannie Mae 0.875% 8/5/2030	17,097	14,958
Federal Home Loan Bank 5.50% 7/15/2036	600	647
Tennessee Valley Authority 4.375% 8/1/2034	36,227	36,212
		62,686
Loans 0.01%
Asset backed obligations 0.01%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (c)(g)(i)(m)	30,739	30,624
Total bonds, notes & other debt instruments (cost: $93,505,751,000)		92,136,612
Investment funds 2.60%	Shares
Capital Group Central Corporate Bond Fund (n)	893,560,041	7,488,033
Total investment funds (cost: $8,504,904,000)		7,488,033

67	American Balanced Fund

Short-term securities 4.68%		Shares	Value (000)
Money market investments 4.54%
Capital Group Central Cash Fund 3.70% (n)(o)		130,750,851	$13,073,777
	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 0.13%
U.S. Treasury 0% 1/21/2027	3.307%	USD400,000	391,676
		Shares
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.70% (n)(o)(p)		78,899	7,889
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.52% (o)(p)		3,900,000	3,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (o)(p)		3,600,000	3,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.56% (o)(p)		3,600,000	3,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.57% (o)(p)		3,001,006	3,001
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (o)(p)		2,200,000	2,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (o)(p)		1,900,000	1,900
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (o)(p)		1,600,000	1,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.55% (o)(p)		500,000	500
			28,190
Total short-term securities (cost: $13,494,530,000)			13,493,643
Total investment securities 101.18% (cost: $208,366,204,000)			291,487,257
Other assets less liabilities (1.18)%			(3,400,707)
Net assets 100.00%			$288,086,550
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	26,667	12/16/2026	USD6,405,747	$(17,311)
2 Year U.S. Treasury Note Futures	Long	101,995	10/5/2026	21,024,516	(18,711)
5 Year U.S. Treasury Note Futures	Long	22,257	10/5/2026	2,382,542	3,068
10 Year Italy Government Bond Futures	Long	2,492	9/10/2026	339,832	4,725
10 Year Euro-Bund Futures	Short	4,389	9/10/2026	(638,594)	(6,449)
10 Year U.S. Treasury Note Futures	Long	24,047	9/30/2026	2,642,540	11,205
10 Year Ultra U.S. Treasury Note Futures	Long	21,830	9/30/2026	2,455,193	31,464
20 Year U.S. Treasury Bond Futures	Long	15,325	9/30/2026	1,739,388	46,344
30 Year Ultra U.S. Treasury Bond Futures	Long	17,905	9/30/2026	2,079,778	68,440
					$122,775
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	120,185	EUR	103,522	HSBC Bank	7/13/2026	$1,836
USD	31,929	EUR	27,409	Morgan Stanley	7/14/2026	593
USD	13,031	JPY	2,083,828	Goldman Sachs	7/15/2026	200
USD	21,688	EUR	18,708	HSBC Bank	7/20/2026	294

American Balanced Fund	68

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	374,170	EUR	322,246	Morgan Stanley	7/22/2026	$5,624
EUR	111,943	USD	128,024	Citibank	7/22/2026	3
						$8,550
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.53%	Annual	SOFR	Annual	1/23/2027	USD328,900	$(776)	$—	$(776)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(1,254)	—	(1,254)
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	(1,376)	—	(1,376)
SOFR	Annual	4.186%	Annual	2/18/2027	2,355,520	(3,163)	—	(3,163)
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	(705)	—	(705)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	(1,385)	—	(1,385)
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	3,473	—	3,473
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	1,060,894	(4,901)	—	(4,901)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	214,567	(1,173)	—	(1,173)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	137,100	(679)	—	(679)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	62,153	(319)	—	(319)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	497,200	(2,528)	—	(2,528)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	62,200	(286)	—	(286)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	497,200	(2,332)	—	(2,332)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	497,200	(1,676)	—	(1,676)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	248,700	(493)	—	(493)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	310,763	104	—	104
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	248,610	11	—	11
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	248,610	— (q)	—	— (q)
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	(5,312)	—	(5,312)
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(2,537)	—	(2,537)
SOFR	Annual	3.5935%	Annual	4/28/2029	1,070,665	9,999	—	9,999
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	2,847	—	2,847
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	2,762	—	2,762
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	2,262	—	2,262
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(3,175)	—	(3,175)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(2,760)	—	(2,760)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(2,421)	—	(2,421)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(2,469)	—	(2,469)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(2,463)	—	(2,463)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(3,424)	—	(3,424)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(2,735)	—	(2,735)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(2,850)	—	(2,850)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(3,185)	—	(3,185)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(3,055)	—	(3,055)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(3,282)	—	(3,282)
SOFR	Annual	3.237%	Annual	10/24/2030	216,095	5,639	—	5,639
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	10,045	—	10,045
SOFR	Annual	3.878%	Annual	11/30/2030	216,400	150	—	150
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	634,100	3,704	—	3,704
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	424,333	2,661	—	2,661
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	214,567	1,231	—	1,231
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	568,561	235	—	235
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	711,039	786	—	786
SOFR	Annual	3.326%	Annual	9/19/2032	477,983	15,270	—	15,270
SOFR	Annual	3.4225%	Annual	9/22/2032	478,897	12,774	—	12,774

69	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.34%	Annual	10/24/2032	USD159,795	$5,069	$—	$5,069
SOFR	Annual	3.6715%	Annual	3/23/2033	362,700	5,245	—	5,245
SOFR	Annual	3.821%	Annual	3/31/2033	362,830	2,069	—	2,069
SOFR	Annual	3.717%	Annual	4/20/2033	359,110	4,297	—	4,297
SOFR	Annual	3.6525%	Annual	4/21/2033	728,695	11,518	—	11,518
SOFR	Annual	4.037%	Annual	5/31/2033	153,200	(1,029)	—	(1,029)
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	4,329	—	4,329
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	1,554	—	1,554
SOFR	Annual	3.6775%	Annual	10/8/2035	244,036	5,714	—	5,714
SOFR	Annual	3.663%	Annual	10/9/2035	117,995	2,895	—	2,895
SOFR	Annual	3.504%	Annual	10/24/2035	118,405	4,388	—	4,388
SOFR	Annual	3.8035%	Annual	1/16/2036	245,831	3,604	—	3,604
SOFR	Annual	3.8045%	Annual	2/9/2036	244,000	3,618	—	3,618
SOFR	Annual	3.846%	Annual	2/9/2036	243,000	2,800	—	2,800
SOFR	Annual	3.817%	Annual	2/10/2036	364,000	5,034	—	5,034
SOFR	Annual	4.0655%	Annual	2/15/2036	118,200	(668)	—	(668)
SOFR	Annual	3.677%	Annual	2/20/2036	242,050	6,071	—	6,071
SOFR	Annual	3.6755%	Annual	2/20/2036	181,537	4,575	—	4,575
SOFR	Annual	3.689%	Annual	2/20/2036	60,413	1,457	—	1,457
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	13,245	—	13,245
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	13,188	—	13,188
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	7,690	—	7,690
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	7,304	—	7,304
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	7,046	—	7,046
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	6,926	—	6,926
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	7,033	—	7,033
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	7,945	—	7,945
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	14,494	—	14,494
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	7,084	—	7,084
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	6,919	—	6,919
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	7,611	—	7,611
SOFR	Annual	3.7205%	Annual	2/21/2054	76,862	5,860	—	5,860
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	7,238	—	7,238
4.275%	Annual	SOFR	Annual	6/9/2056	209,610	3,940	—	3,940
						$207,302	$—	$207,302
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,303,078	$(28,590)	$(23,689)	$(4,901)
Investments in affiliates (n)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Financials 0.00%
Synchrony Financial (r)	$1,711,179	$—	$810,560	$450,056	$(637,591)	$—	$10,962

American Balanced Fund	70

Investments in affiliates (n) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Consumer discretionary 0.00%
Aramark (s)	$529,700	$—	$560,360	$136,965	$(106,305)	$—	$—
Materials 0.00%
Royal Gold, Inc. (r)	949,111	—	201,055	111,364	(169,333)	—	4,035
Total common stocks						—
Bonds, notes & other debt instruments 0.00%
Financials 0.00%
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (h)(r)	6,678	—	—	—	(79)	—	165
Investment funds 2.60%
Capital Group Central Corporate Bond Fund	6,779,136	816,711	—	—	(107,814)	7,488,033	170,336
Short-term securities 4.54%
Money market investments 4.54%
Capital Group Central Cash Fund 3.70% (o)	11,336,590	31,285,764	29,546,190	(259)	(2,128)	13,073,777	263,226
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (o)(p)	20,143		12,254 (t)			7,889	— (u)
Total short-term securities						13,081,666
Total 7.14%				$698,126	$(1,023,250)	$20,569,699	$448,724

71	American Balanced Fund

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	$520,749	$520,749	0.18%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $730,162,000, which represented 0.25% of the net assets of the fund.
(f)	Index-linked bond whose principal amount moves with a government price index.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,234,562,000, which represented 5.64% of the net assets of the fund.

(h)	Step bond; coupon rate may change at a later date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(k)	Represents securities transacted on a TBA basis.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Rate represents the seven-day yield at 6/30/2026.
(p)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(q)	Amount less than one thousand.
(r)	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2026. Refer to the investment portfolio for the security value at 6/30/2026.
(s)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.
(t)	Represents net activity. Refer to Note 5 for more information on securities lending.
(u)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Balanced Fund	72

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $8,230,330 of investment securities on loan):
Unaffiliated issuers (cost: $186,779,512)	$270,917,558
Affiliated issuers (cost: $21,586,692)	20,569,699	$291,487,257
Cash		58,986
Cash denominated in currencies other than U.S. dollars (cost: $9,368)		9,370
Unrealized appreciation on open forward currency contracts		8,550
Receivables for:
Sales of investments	4,507,087
Sales of fund’s shares	202,060
Dividends and interest	1,026,179
Securities lending income	1,094
Variation margin on futures contracts	652
Variation margin on centrally cleared swap contracts	25,882
Other	1,011	5,763,965
		297,328,128
Liabilities:
Collateral for securities on loan		28,190
Payables for:
Purchases of investments	8,745,433
Repurchases of fund’s shares	281,703
Investment advisory services	49,292
Services provided by related parties	52,688
Trustees’ deferred compensation	8,129
Variation margin on futures contracts	57,449
Variation margin on centrally cleared swap contracts	7,046
Other	11,648	9,213,388
Net assets at June 30, 2026		$288,086,550
Net assets consist of:
Capital paid in on shares of beneficial interest		$170,604,228
Total distributable earnings (accumulated loss)		117,482,322
Net assets at June 30, 2026		$288,086,550

Refer to the notes to financial statements.

73	American Balanced Fund

Financial statements (continued)
Statement of assets and liabilities at June 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (7,023,509 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$134,442,550	3,275,802	$41.04
Class C	8,278,980	203,554	40.67
Class F-1	5,061,237	123,459	41.00
Class F-2	40,799,928	995,178	41.00
Class F-3	16,396,067	399,747	41.02
Class 529-A	6,980,632	170,509	40.94
Class 529-C	254,577	6,207	41.02
Class 529-E	199,731	4,881	40.92
Class 529-F-2	803,492	19,581	41.04
Class 529-F-3	2,295	56	41.03
Class R-1	188,978	4,653	40.62
Class R-2	1,202,549	29,574	40.66
Class R-2E	176,632	4,330	40.79
Class R-3	2,665,133	65,409	40.75
Class R-4	4,462,206	108,961	40.95
Class R-5E	783,141	19,104	40.99
Class R-5	1,075,724	26,168	41.11
Class R-6	64,312,698	1,566,336	41.06

Refer to the notes to financial statements.

American Balanced Fund	74

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest (includes $165 from affiliates)	$1,928,270
Dividends (net of non-U.S. taxes of $30,588; also includes $448,559 from affiliates)	1,687,130
Securities lending income (net of fees)	5,154	$3,620,554
Fees and expenses*:
Investment advisory services	289,103
Distribution services	232,146
Transfer agent services	68,755
Administrative services	41,211
529 plan services	1,996
Reports to shareholders	1,720
Registration statement and prospectus	8,398
Trustees’ compensation	1,208
Auditing and legal	79
Custodian	1,749
Other	191	646,556
Net investment income		2,973,998
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $41,737):
Unaffiliated issuers	31,045,300
Affiliated issuers	698,126
Futures contracts	(739,822)
Forward currency contracts	12,046
Swap contracts	119,211
Currency transactions	(30,794)	31,104,067
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(6,409,154)
Affiliated issuers	(1,023,250)
Futures contracts	186,581
Forward currency contracts	8,872
Swap contracts	(8,385)
Currency translations	(2,345)	(7,247,681)
Net realized gain (loss) and unrealized appreciation (depreciation)		23,856,386
Net increase (decrease) in net assets resulting from operations		$26,830,384
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

75	American Balanced Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$2,973,998	$5,471,718
Net realized gain (loss)	31,104,067	14,840,022
Net unrealized appreciation (depreciation)	(7,247,681)	22,683,469
Net increase (decrease) in net assets resulting from operations	26,830,384	42,995,209
Distributions paid to shareholders	(1,665,542)	(21,209,572)
Net capital share transactions	(6,803,238)	11,869,784
Total increase (decrease) in net assets	18,361,604	33,655,421
Net assets:
Beginning of period	269,724,946	236,069,525
End of period	$288,086,550	$269,724,946
*
Unaudited.
Refer to the notes to financial statements.

American Balanced Fund	76

Notes to financial statementsunaudited
1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

77	American Balanced Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Balanced Fund	78

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):

79	American Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$54,156,011	$4,023,310	$—	$58,179,321
Health care	19,886,868	854,624	—	20,741,492
Financials	19,685,793	—	—	19,685,793
Industrials	14,751,260	591,160	—	15,342,420
Consumer discretionary	14,721,388	208,841	—	14,930,229
Communication services	13,635,681	275,064	—	13,910,745
Consumer staples	9,433,215	1,823,386	—	11,256,601
Energy	8,388,307	1,190,990	—	9,579,297
Materials	5,543,880	1,408,116	—	6,951,996
Utilities	2,539,268	290,295	—	2,829,563
Real estate	2,279,881	—	—	2,279,881
Preferred securities	—	—	520,749	520,749
Convertible stocks	2,034,557	—	—	2,034,557
Convertible bonds & notes	—	126,325	—	126,325
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	34,238,780	—	34,238,780
Corporate bonds and notes	—	26,771,791	—	26,771,791
Mortgage-backed obligations	—	22,047,609	—	22,047,609
Asset-backed obligations	—	7,203,981	7,046	7,211,027
Other bonds & notes	—	1,836,781	30,624	1,867,405
Investment funds	7,488,033	—	—	7,488,033
Short-term securities	13,101,967	391,676	—	13,493,643
Total	$187,646,109	$103,282,729	$558,419	$291,487,257

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$165,246	$—	$—	$165,246
Unrealized appreciation on open forward currency contracts	—	8,550	—	8,550
Unrealized appreciation on centrally cleared interest rate swaps	—	271,713	—	271,713
Liabilities:
Unrealized depreciation on futures contracts	(42,471)	—	—	(42,471)
Unrealized depreciation on centrally cleared interest rate swaps	—	(64,411)	—	(64,411)
Unrealized depreciation on centrally cleared credit default swaps	—	(4,901)	—	(4,901)
Total	$122,775	$210,951	$—	$333,726
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

American Balanced Fund	80

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

81	American Balanced Fund

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

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Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2026, the total value of securities on loan was $8,230,330,000, and the total value of collateral received was $8,401,514,000. Collateral received includes cash of $28,190,000 and U.S. government securities of $8,373,324,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $48,682,135,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

83	American Balanced Fund

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $759,198,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $23,778,914,000.

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Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $2,733,314,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$165,246	Unrealized depreciation*	$42,471
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	8,550	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	271,713	Unrealized depreciation*	64,411
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	4,901
			$445,509		$111,783

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(739,822)	Net unrealized appreciation (depreciation) on futures contracts	$186,581
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	12,046	Net unrealized appreciation (depreciation) on forward currency contracts	8,872
Swap	Interest	Net realized gain (loss) on swap contracts	125,106	Net unrealized appreciation (depreciation) on swap contracts	(4,625)
Swap	Credit	Net realized gain (loss) on swap contracts	(5,895)	Net unrealized appreciation (depreciation) on swap contracts	(3,760)
			$(608,565)		$187,068
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

85	American Balanced Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$3	$ —	$ —	$ —	$3
Goldman Sachs	200	—	—	(120)	80
HSBC Bank	2,130	—	(2,130)	—	—
Morgan Stanley	6,217	—	—	(6,217)	—
Total	$8,550	$ —	$ (2,130)	$ (6,337)	$83
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

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Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$1,799,431
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$89,440,627
Gross unrealized depreciation on investments	(6,143,595)
Net unrealized appreciation (depreciation) on investments	83,297,032
Cost of investments	208,547,640
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$723,147	$—	$723,147	$2,449,807	$7,260,111	$9,709,918
Class C	15,314	—	15,314	105,817	478,951	584,768
Class T†	— *	—	— *	— *	1	1
Class F-1	25,521	—	25,521	88,053	268,402	356,455
Class F-2	253,484	—	253,484	771,524	2,126,823	2,898,347
Class F-3	111,060	—	111,060	333,655	875,564	1,209,219
Class 529-A	36,611	—	36,611	126,004	377,814	503,818
Class 529-C	395	—	395	3,033	14,304	17,337
Class 529-E	822	—	822	3,292	11,094	14,386
Class 529-T†	— *	—	— *	1	1	2
Class 529-F-1†	— *	—	— *	— *	1	1
Class 529-F-2	5,051	—	5,051	15,091	41,259	56,350
Class 529-F-3	15	—	15	52	133	185
Class R-1	338	—	338	2,380	10,794	13,174
Class R-2	2,079	—	2,079	15,018	69,008	84,026
Class R-2E	561	—	561	2,731	10,425	13,156
Class R-3	10,225	—	10,225	43,678	151,937	195,615
Class R-4	23,385	—	23,385	85,920	256,058	341,978
Class R-5E	4,675	—	4,675	15,062	41,520	56,582
Class R-5	7,277	—	7,277	25,732	64,658	90,390
Class R-6	445,582	—	445,582	1,410,985	3,652,879	5,063,864
Total	$1,665,542	$—	$1,665,542	$5,497,835	$15,711,737	$21,209,572
*
Amount less than one thousand.
†
Effective June 26, 2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.

87	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the six months ended June 30, 2026, the investment advisory services fees were $289,103,000, which were equivalent to an annualized rate of 0.210% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, unreimbursed expenses subject to reimbursement totaled $26,681,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Balanced Fund	88

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $1,996,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.
For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$159,350	$32,328	$19,122	Not applicable
Class C	40,148	2,049	1,209	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	5,823	2,849	713	Not applicable
Class F-2	Not applicable	22,319	5,732	Not applicable
Class F-3	Not applicable	90	2,320	Not applicable
Class 529-A	7,498	1,515	990	$1,692
Class 529-C	1,219	57	37	63
Class 529-E	473	25	29	49
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	134	112	191
Class 529-F-3	Not applicable	— †	— †	1
Class R-1	895	76	27	Not applicable
Class R-2	4,351	1,927	174	Not applicable
Class R-2E	523	170	26	Not applicable
Class R-3	6,431	1,865	386	Not applicable
Class R-4	5,435	2,158	652	Not applicable
Class R-5E	Not applicable	539	110	Not applicable
Class R-5	Not applicable	289	159	Not applicable
Class R-6	Not applicable	365	9,413	Not applicable

Total class-specific expenses	$232,146	$68,755	$41,211	$1,996
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,208,000 in the fund’s statement of operations reflects $402,000 in current fees (either paid in cash or deferred) and a net increase of $806,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $9,019,268,000 and $10,868,069,000, respectively, which generated $3,500,073,000 of net realized gains from such sales.

89	American Balanced Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$4,923,860	126,331	$711,583	18,111	$(7,265,671)	(186,264)	$(1,630,228)	(41,822)
Class C	633,760	16,422	15,240	392	(1,223,867)	(31,719)	(574,867)	(14,905)
Class T2	—	—	—	—	(16)	— [3]	(16)	— [3]
Class F-1	344,609	8,838	25,315	645	(349,879)	(8,987)	20,045	496
Class F-2	4,219,682	108,282	244,879	6,237	(3,758,665)	(96,374)	705,896	18,145
Class F-3	1,382,774	35,429	110,090	2,804	(1,538,894)	(39,505)	(46,030)	(1,272)
Class 529-A	325,967	8,387	36,595	933	(454,766)	(11,715)	(92,204)	(2,395)
Class 529-C	32,140	826	395	10	(45,708)	(1,175)	(13,173)	(339)
Class 529-E	10,685	275	820	20	(18,678)	(479)	(7,173)	(184)
Class 529-T2	—	—	— [3]	— [3]	(25)	(1)	(25)	(1)
Class 529-F-1[2]	—	—	— [3]	— [3]	(18)	— [3]	(18)	— [3]
Class 529-F-2	71,077	1,820	5,050	129	(55,544)	(1,425)	20,583	524
Class 529-F-3	6	— [3]	15	— [3]	(187)	(4)	(166)	(4)
Class R-1	9,878	257	338	9	(17,080)	(446)	(6,864)	(180)
Class R-2	69,955	1,818	2,076	53	(135,617)	(3,524)	(63,586)	(1,653)
Class R-2E	13,308	345	561	14	(23,678)	(605)	(9,809)	(246)
Class R-3	169,436	4,394	10,210	262	(315,833)	(8,180)	(136,187)	(3,524)
Class R-4	174,276	4,491	23,379	597	(504,290)	(12,972)	(306,635)	(7,884)
Class R-5E	83,469	2,129	4,674	119	(87,211)	(2,232)	932	16
Class R-5	75,843	1,945	7,202	183	(207,272)	(5,392)	(124,227)	(3,264)
Class R-6	2,337,744	60,168	445,457	11,344	(7,322,687)	(187,933)	(4,539,486)	(116,421)
Total net increase (decrease)	$14,878,469	382,157	$1,643,879	41,862	$(23,325,586)	(598,932)	$(6,803,238)	(174,913)
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	90

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$9,055,572	248,769	$9,571,721	259,602	$(13,967,920)	(383,542)	$4,659,373	124,829
Class C	1,116,904	30,890	581,955	15,907	(2,356,901)	(65,592)	(658,042)	(18,795)
Class T	—	—	—	—	—	—	—	—
Class F-1	457,114	12,406	353,576	9,601	(696,274)	(19,146)	114,416	2,861
Class F-2	7,160,249	196,277	2,803,622	76,137	(6,008,108)	(165,176)	3,955,763	107,238
Class F-3	2,679,006	73,316	1,198,996	32,553	(2,603,503)	(71,573)	1,274,499	34,296
Class 529-A	648,464	17,856	503,640	13,697	(1,034,844)	(28,426)	117,260	3,127
Class 529-C	58,378	1,602	17,328	470	(102,580)	(2,827)	(26,874)	(755)
Class 529-E	20,304	555	14,380	391	(38,541)	(1,058)	(3,857)	(112)
Class 529-T	—	—	2	— [3]	—	—	2	— [3]
Class 529-F-1	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-2	149,006	4,097	56,338	1,528	(118,342)	(3,238)	87,002	2,387
Class 529-F-3	653	19	185	5	(737)	(21)	101	3
Class R-1	23,325	645	13,170	361	(82,924)	(2,231)	(46,429)	(1,225)
Class R-2	150,910	4,205	83,902	2,293	(325,441)	(8,959)	(90,629)	(2,461)
Class R-2E	30,813	859	13,156	359	(47,640)	(1,307)	(3,671)	(89)
Class R-3	342,586	9,531	195,282	5,333	(647,872)	(17,891)	(110,004)	(3,027)
Class R-4	447,952	12,382	341,489	9,287	(981,119)	(27,120)	(191,678)	(5,451)
Class R-5E	134,333	3,737	56,557	1,536	(151,544)	(4,168)	39,346	1,105
Class R-5	271,225	7,466	89,661	2,432	(401,700)	(10,757)	(40,814)	(859)
Class R-6	5,322,499	146,154	5,062,680	137,345	(7,591,160)	(206,869)	2,794,019	76,630
Total net increase (decrease)	$28,069,293	770,766	$20,957,641	568,837	$(37,157,150)	(1,019,901)	$11,869,784	319,702
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $113,758,302,000 and $132,936,086,000, respectively, during the six months ended June 30, 2026.

91	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
6/30/2026[4,5]	$37.49	$.40	$3.37	$3.77	$(.22 )	$—	$(.22 )	$41.04	10.09%[6]	$134,443	.55%[7]	2.09%[7]
12/31/2025	34.34	.77	5.48	6.25	(.78 )	(2.32)	(3.10)	37.49	18.47	124,384.55		2.11
12/31/2024	31.99	.77	4.05	4.82	(.72 )	(1.75)	(2.47)	34.34	14.95	109,637.56		2.24
12/31/2023	28.76	.72	3.27	3.99	(.76 )	—	(.76 )	31.99	14.01	98,985.57		2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49 )	(.18 )	(.67 )	28.76	(12.11)	90,861.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40 )	(1.04)	(1.44)	33.47	15.77	105,787.56		1.50
Class C:
6/30/2026[4,5]	37.16	.26	3.32	3.58	(.07 )	—	(.07 )	40.67	9.68 [6]	8,279	1.30 [7]	1.33 [7]
12/31/2025	34.06	.49	5.44	5.93	(.51 )	(2.32)	(2.83)	37.16	17.60	8,117	1.30	1.36
12/31/2024	31.74	.51	4.02	4.53	(.46 )	(1.75)	(2.21)	34.06	14.08	8,080	1.31	1.49
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.12	8,391	1.32	1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.55	(12.75)	8,825	1.31	1.37
12/31/2021	29.99	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.22	14.88	11,401	1.31	.75
Class F-1:
6/30/2026[4,5]	37.45	.39	3.37	3.76	(.21 )	—	(.21 )	41.00	10.06 [6]	5,061	.61 [7]	2.02 [7]
12/31/2025	34.30	.75	5.48	6.23	(.76 )	(2.32)	(3.08)	37.45	18.43	4,605.61		2.05
12/31/2024	31.96	.75	4.04	4.79	(.70 )	(1.75)	(2.45)	34.30	14.87	4,120.61		2.18
12/31/2023	28.73	.70	3.27	3.97	(.74 )	—	(.74 )	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47 )	(.18 )	(.65 )	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
Class F-2:
6/30/2026[4,5]	37.45	.44	3.37	3.81	(.26 )	—	(.26 )	41.00	10.20 [6]	40,800	.37 [7]	2.27 [7]
12/31/2025	34.31	.84	5.47	6.31	(.85 )	(2.32)	(3.17)	37.45	18.69	36,592.35		2.31
12/31/2024	31.96	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82 )	—	(.82 )	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55 )	(.18 )	(.73 )	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47 )	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
Class F-3:
6/30/2026[4,5]	37.47	.46	3.37	3.83	(.28 )	—	(.28 )	41.02	10.25 [6]	16,396	.25 [7]	2.39 [7]
12/31/2025	34.32	.88	5.48	6.36	(.89 )	(2.32)	(3.21)	37.47	18.84	15,026.25		2.41
12/31/2024	31.97	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85 )	—	(.85 )	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58 )	(.18 )	(.76 )	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
Class 529-A:
6/30/2026[4,5]	37.40	.40	3.35	3.75	(.21 )	—	(.21 )	40.94	10.07 [6]	6,981	.57 [7]	2.06 [7]
12/31/2025	34.26	.76	5.47	6.23	(.77 )	(2.32)	(3.09)	37.40	18.45	6,467.58		2.08
12/31/2024	31.92	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74 )	—	(.74 )	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47 )	(.18 )	(.65 )	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39 )	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
Class 529-C:
6/30/2026[4,5]	37.47	.25	3.36	3.61	(.06 )	—	(.06 )	41.02	9.65 [6]	255	1.35 [7]	1.28 [7]
12/31/2025	34.32	.48	5.47	5.95	(.48 )	(2.32)	(2.80)	37.47	17.54	245	1.35	1.32
12/31/2024	31.97	.50	4.04	4.54	(.44 )	(1.75)	(2.19)	34.32	14.05	251	1.35	1.44
12/31/2023	28.74	.47	3.27	3.74	(.51 )	—	(.51 )	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24 )	(.18 )	(.42 )	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14 )	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	92

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-E:
6/30/2026[4,5]	$37.38	$.35	$3.36	$3.71	$(.17 )	$—	$(.17 )	$40.92	9.94%[6]	$200	.82%[7]	1.81%[7]
12/31/2025	34.24	.67	5.47	6.14	(.68 )	(2.32)	(3.00)	37.38	18.18	189.82		1.84
12/31/2024	31.91	.67	4.04	4.71	(.63 )	(1.75)	(2.38)	34.24	14.62	177.83		1.96
12/31/2023	28.69	.63	3.26	3.89	(.67 )	—	(.67 )	31.91	13.70	171.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40 )	(.18 )	(.58 )	28.69	(12.35)	167.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31 )	(1.04)	(1.35)	33.39	15.46	207.83		1.22
Class 529-F-2:
6/30/2026[4,5]	37.49	.45	3.36	3.81	(.26 )	—	(.26 )	41.04	10.20 [6]	803	.34 [7]	2.30 [7]
12/31/2025	34.33	.85	5.49	6.34	(.86 )	(2.32)	(3.18)	37.49	18.76	714.34		2.32
12/31/2024	31.99	.85	4.04	4.89	(.80 )	(1.75)	(2.55)	34.33	15.20	572.34		2.45
12/31/2023	28.76	.79	3.27	4.06	(.83 )	—	(.83 )	31.99	14.24	467.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)	400.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.99	444.36		1.70
Class 529-F-3:
6/30/2026[4,5]	37.48	.45	3.37	3.82	(.27 )	—	(.27 )	41.03	10.22 [6]	2	.30 [7]	2.33 [7]
12/31/2025	34.33	.86	5.48	6.34	(.87 )	(2.32)	(3.19)	37.48	18.77	2.30		2.37
12/31/2024	31.98	.86	4.05	4.91	(.81 )	(1.75)	(2.56)	34.33	15.25	2.30		2.48
12/31/2023	28.75	.79	3.27	4.06	(.83 )	—	(.83 )	31.98	14.31	1.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.75	(11.89)	1.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48 )	(1.04)	(1.52)	33.46	16.06	1.31		1.75
Class R-1:
6/30/2026[4,5]	37.11	.25	3.33	3.58	(.07 )	—	(.07 )	40.62	9.66 [6]	189	1.32 [7]	1.31 [7]
12/31/2025	34.01	.48	5.43	5.91	(.49 )	(2.32)	(2.81)	37.11	17.58	179	1.33	1.34
12/31/2024	31.71	.50	4.01	4.51	(.46 )	(1.75)	(2.21)	34.01	14.06	206	1.32	1.47
12/31/2023	28.52	.48	3.24	3.72	(.53 )	—	(.53 )	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
Class R-2:
6/30/2026[4,5]	37.15	.25	3.33	3.58	(.07 )	—	(.07 )	40.66	9.64 [6]	1,202	1.33 [7]	1.30 [7]
12/31/2025	34.05	.48	5.44	5.92	(.50 )	(2.32)	(2.82)	37.15	17.58	1,160	1.33	1.34
12/31/2024	31.74	.50	4.02	4.52	(.46 )	(1.75)	(2.21)	34.05	14.08	1,147	1.32	1.47
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25 )	(.18 )	(.43 )	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15 )	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
Class R-2E:
6/30/2026[4,5]	37.27	.31	3.33	3.64	(.12 )	—	(.12 )	40.79	9.82 [6]	177	1.05 [7]	1.59 [7]
12/31/2025	34.15	.59	5.45	6.04	(.60 )	(2.32)	(2.92)	37.27	17.91	171	1.04	1.62
12/31/2024	31.83	.60	4.03	4.63	(.56 )	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61 )	—	(.61 )	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33 )	(.18 )	(.51 )	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24 )	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
Class R-3:
6/30/2026[4,5]	37.22	.33	3.35	3.68	(.15 )	—	(.15 )	40.75	9.91 [6]	2,665	.89 [7]	1.74 [7]
12/31/2025	34.11	.64	5.45	6.09	(.66 )	(2.32)	(2.98)	37.22	18.08	2,566.89		1.77
12/31/2024	31.79	.65	4.03	4.68	(.61 )	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66 )	—	(.66 )	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38 )	(.18 )	(.56 )	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29 )	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
Refer to the end of the table(s) for footnote(s).

93	American Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-4:
6/30/2026[4,5]	$37.41	$.39	$3.36	$3.75	$(.21 )	$—	$(.21 )	$40.95	10.05%[6]	$4,462	.60%[7]	2.03%[7]
12/31/2025	34.27	.75	5.47	6.22	(.76 )	(2.32)	(3.08)	37.41	18.43	4,371.60		2.07
12/31/2024	31.93	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75 )	—	(.75 )	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47 )	(.18 )	(.65 )	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
Class R-5E:
6/30/2026[4,5]	37.45	.43	3.36	3.79	(.25 )	—	(.25 )	40.99	10.15 [6]	783	.40 [7]	2.24 [7]
12/31/2025	34.30	.83	5.48	6.31	(.84 )	(2.32)	(3.16)	37.45	18.68	715.40		2.27
12/31/2024	31.96	.82	4.05	4.87	(.78 )	(1.75)	(2.53)	34.30	15.11	617.40		2.40
12/31/2023	28.73	.77	3.27	4.04	(.81 )	—	(.81 )	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53 )	(.18 )	(.71 )	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45 )	(1.04)	(1.49)	33.44	15.97	682.40		1.67
Class R-5:
6/30/2026[4,5]	37.55	.45	3.38	3.83	(.27 )	—	(.27 )	41.11	10.22 [6]	1,076	.30 [7]	2.32 [7]
12/31/2025	34.39	.86	5.49	6.35	(.87 )	(2.32)	(3.19)	37.55	18.77	1,105.30		2.36
12/31/2024	32.03	.86	4.06	4.92	(.81 )	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84 )	—	(.84 )	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48 )	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
Class R-6:
6/30/2026[4,5]	37.51	.46	3.37	3.83	(.28 )	—	(.28 )	41.06	10.24 [6]	64,313	.25 [7]	2.38 [7]
12/31/2025	34.35	.88	5.49	6.37	(.89 )	(2.32)	(3.21)	37.51	18.85	63,117.25		2.41
12/31/2024	32.00	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85 )	—	(.85 )	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58 )	(.18 )	(.76 )	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
Refer to the end of the table(s) for footnote(s).

American Balanced Fund	94

Financial highlights (continued)

Portfolio turnover rate for all share classes[8],9	Six months ended June 30, 2026[4,5,6,10]	Year ended December 31,
		2025[10]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	47%	50%	44%[11]	42%[11]	52%[11]	53%[11]
Including mortgage dollar roll transactions	62%	106%	131%[11]	171%[11]	157%[11]	158%[11]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.
[10]	Rates exclude in-kind transactions, if any.
[11]
Includes the value of securities sold due to redemptions of shares in-kind, if any. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended
December 31, 2021.

Refer to the notes to financial statements.

95	American Balanced Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Balanced Fund	96

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 04, 2026